                      [PHOTO]       [PHOTO]       [PHOTO]

                            CALAMOS FAMILY OF FUNDS

                          ANNUAL REPORT MARCH 31, 2002

               CALAMOS Convertible Fund
               CALAMOS Convertible Growth and Income Fund
               CALAMOS Market Neutral Fund
               CALAMOS Growth Fund
               CALAMOS Global Convertible Fund
               CALAMOS High Yield Fund
               CALAMOS Convertible Technology Fund
               CALAMOS Mid Cap Value Fund

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(TM)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
President Photo
--------------------------------------------------------------------------------

Dear Shareholder,
       In reviewing the CALAMOS Family of Funds for the fiscal year ended March 31, 2002, we look back on a year with widely divergent performance among asset classes, but a period in which the Funds held up well in challenging environments. We are proud that all Funds under management for the full fiscal year provided positive returns (Class A shares before sales charges) and outperformed the broad equity and convertible markets, which showed almost no net movement.

CALAMOS' INVESTMENT PHILOSOPHY
       This report provides an overview of how each of the Funds in the CALAMOS Family of Funds performed during the fiscal year and how they are positioned for the market climate we see ahead. While each Fund is different in its objective and strategy, all are founded on CALAMOS INVESTMENT's underlying investment philosophy:

       - The economy is vibrant and opportunistic, creating an exciting environment in which companies can excel. We believe in the long-term health of the financial markets. Despite their volatility through the years, CALAMOS has been successful in identifying attractive investment opportunities.

       - A highly competitive, dynamic environment creates both opportunities for success and failure. The investment process must be quick to identify how companies are faring against market trends, and therefore, CALAMOS believes that active management -- including portfolio turnover -- is to be expected and even desired.

       - The investment process must distinguish on both a quantitative and qualitative basis to be successful. Careful selection of sectors and industries, as well as individual securities, is both an art and a science, calling upon both quantitative and qualitative analysis.

       - Remaining fully invested throughout the market cycle allows for the highest probability of success and creation of wealth over the long term. No one has proven successful at market timing over the long term. Rather than attempt it, CALAMOS favors remaining fully invested throughout all market cycles, shaping portfolios for trends that may be a year ahead.

       - The drivers of economic growth stem from small- to mid-cap companies. While the Funds invest in companies of all sizes if they meet CALAMOS' rigorous selection standards (and if Fund objectives permit), our preferences tend to fall in the small- and mid-cap classifications because CALAMOS believes that smaller companies, as a whole, are likely to grow faster than their largest counterparts.

       These principles are implemented through a disciplined, proprietary investment process. Quantitative models, which may be driven by such characteristics as corporate operations, earnings, sales and return on capital, form the cornerstone of this process. Then qualitative research is applied to more fully understand companies' financial health and management effectiveness. Third, we evaluate risk/reward characteristics as appropriate to



                       Strategies for Serious Money (TM)                       1

                               PRESIDENT'S LETTER

the type of security under consideration. Finally, the security's role is considered in terms of portfolio diversification and CALAMOS' macroeconomic themes.
       The Funds' outstanding performance over the past year is the result of team effort. While Nick P. Calamos, Senior Executive Vice President, Head of Investments/CIO, and I have managed the funds together since their inception, a talented team of professionals, including John P. Calamos, Jr., portfolio manager, works with us. Their skills and insights are fundamental to the analysis and portfolio management that make the CALAMOS Family of Funds unique.

CALAMOS' INVESTMENT OUTLOOK
       Looking at the markets ahead, we believe that business has responded to the Federal Reserve Board's cuts in interest rates and other economic stimuli. We may have had the shortest recession in history, which would explain the relatively high equity valuations -- the market never priced a recession into most stock prices, and signs point to continued, yet sedate, market improvements. We believe the Funds are positioned to benefit from encouraging industrial trends at home and from the advancement abroad of capitalistic principles that promote economic growth. Yet at the same time, we inject into our investment process the caution that traditionally characterizes CALAMOS' commitment to ongoing risk management.

       Thank you for your continuing confidence in the CALAMOS Family of Funds. We remain firmly committed to delivering strategies for your serious money.

Sincerely,

/s/ John P. Calamos
John P. Calamos, Sr.
Chairman, Chief Executive Officer
and Chief Investment Officer



 2                     Strategies for Serious Money (TM)

                                CONVERTIBLE FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2002
SYMBOL
CCVIX
INCEPTION DATE
June 21, 1985
                             [MORNINGSTAR(TM) LOGO]
                                      * ***
                                 OVERALL RATING
                      Out of 5,040 Domestic Equity Funds+
For the 3-, 5-, and 10-year periods ended 3/31/02, the Fund's Class A shares received five stars, four stars and four stars among 5,040, 3,293 and 926 domestic equity funds respectively.
--------------------------------------------------------------------------------

       The CALAMOS Convertible Fund performed exceptionally well relative to its benchmark, returning 3.56% (Class A shares before sales charges) for the fiscal year ended 3/31/02, compared with -0.24% for the Lipper Convertible Mutual Fund Average.
       The CALAMOS Convertible Fund has a primary objective of current income and a secondary objective of growth. The fund is ranked #4 convertible fund by Lipper for the 5 and 10 year periods ended 3/31/02 out of 44 and 17 funds respectively.*
       As a primarily investment-grade convertible fund, 57% of the Fund's portfolio was allocated to investment-grade holdings as of March 31, 2002. During the year, the Fund benefited from its overweighting in investment-grade issues relative to the convertible market, as well as from its bottom-up selection of issues since several of the Fund's more speculative-grade credits were among the best performers. In addition to the preponderance of investment-grade bonds, the Fund was also conservatively positioned in other respects, with an average maturity of 4.0 years and mid- and large-cap companies combined representing 94% of the portfolio.
       As the fiscal year ended, we increased the weighting of consumer cyclicals until it constituted the largest sector in the Fund, in anticipation that cyclical sectors may rebound along with the general equity markets. Technology and consumer growth staples followed in portfolio representation. Telecommunications, energy and utilities were among the underweighted sectors due to prolonged weakness in telecomm and the impact of individual troubled companies in the energy and utilities sectors.
       During the year, we found opportunities among convertibles that are trading below their fixed-income values, as determined by our quantitative analysis. These convertibles that are below their bond "floors" may profit from their eventual reversion to fair value as well as the equity option that is inherently free in these names.
       In managing the Fund, we strive to position the portfolio for the environment we anticipate six to 12 months ahead. However, our strategy is to represent all sectors in the portfolio, overweighting those we believe have the best potential while, in turn, underweighting those we believe will underperform. However, we strive to weight each sector at no less than 50% of its weighting in the benchmark.
       Looking ahead, we believe the Fund is well positioned to benefit top-down from its alignment with emerging themes we detect in the marketplace, as well as from our opportunistic bottom-up selection of attractive securities.

---------------
* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable. As of 3/31/02, the fund is 13 of 78 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3, 5 and 10 year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.

                       Strategies for Serious Money (TM)                       3

                                CONVERTIBLE FUND

                                                                    Average Annual Total Return+
                                                      ---------------------------------------------------------
CONVERTIBLE FUND                      ONE YEAR           FIVE YEARS           TEN YEARS        SINCE INCEPTION
                                  -----------------------------------------------------------------------------
                                             Load                Load                Load                Load
                                           Adjusted            Adjusted            Adjusted            Adjusted
A Shares: Inception 6/21/85       3.56%     -1.34%    13.37%    12.28%    12.95%    12.40%    11.84%    11.52%
---------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00       2.74%     -2.20%      NA         NA       NA         NA     5.12%      2.81%
---------------------------------------------------------------------------------------------------------------
C Shares: Inception 7/5/96        2.80%        NA     12.89%       NA       NA         NA     13.23%       NA
---------------------------------------------------------------------------------------------------------------
I Shares: Inception 6/25/97       3.83%        NA       NA         NA       NA         NA     12.07%       NA
---------------------------------------------------------------------------------------------------------------
Lipper Convertible Mutual Fund
  Average*                        -0.24%       NA     7.60%        NA     9.53%        NA     9.59%        NA
---------------------------------------------------------------------------------------------------------------
Value Line Convertible Index**    5.66%        NA     4.10%        NA     8.98%        NA     8.80%        NA
---------------------------------------------------------------------------------------------------------------

* The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Frank Russell Company.

** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions.

   Past performance does not guarantee future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

   For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

   Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.


 4                     Strategies for Serious Money (TM)

                                CONVERTIBLE FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Convertible Fund.
[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE         LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                  FUND - CLASS A SHARES       MUTUAL FUND AVERAGE*               INDEX**
                                                  ---------------------       --------------------       ----------------------
3/92                                                       9525                       10000                       10000
                                                           9326                        9997                       10016
                                                           9684                       10411                       10499
12/92                                                     10212                       11110                       11053
                                                          10769                       11747                       11920
                                                          11120                       11982                       12236
                                                          11702                       12629                       12957
12/93                                                     12004                       12885                       13417
                                                          11573                       12589                       13517
                                                          11088                       12245                       13057
                                                          11529                       12642                       13487
12/94                                                     11159                       12267                       12901
                                                          11793                       12938                       13708
                                                          12971                       13781                       15010
                                                          13824                       14681                       16172
12/95                                                     14425                       15031                       16397
                                                          15185                       15794                       17315
                                                          15527                       16161                       17926
                                                          15615                       16678                       18388
12/96                                                     16833                       17411                       19076
                                                          17183                       17580                       19334
                                                          18982                       19157                       20888
                                                          20207                       20855                       23052
12/97                                                     20336                       20594                       22520
                                                          22541                       22165                       24429
                                                          22813                       21913                       23655
                                                          20409                       19423                       20561
12/98                                                     22703                       21570                       21324
                                                          23254                       22107                       21522
                                                          24599                       23886                       23345
                                                          24421                       23480                       23109
12/99                                                     30676                       28254                       25482
                                                          32121                       31051                       27241
                                                          31363                       30200                       25753
                                                          33721                       31025                       25869
12/00                                                     32898                       28360                       22858
                                                          31079                       26241                       22376
                                                          31791                       27183                       24244
                                                          29448                       24071                       27493
12/01                                                     31488                       26223                       29382
3/02                                                      32184                       26296                       29617

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE       VALUE LINE CONVERTIBLE        LIPPER CONVERTIBLE
                                                  FUND - CLASS B SHARES              INDEX**              MUTUAL FUND AVERAGE*
                                                  ---------------------      ----------------------       --------------------
9/11/00                                                 10000.00                    10000.00                    10000.00
12/00                                                   11137.00                     8715.00                     9426.00
                                                        10516.00                     8531.00                     8722.00
                                                        10729.00                     9243.00                     9035.00
                                                         9924.00                    10482.00                     8001.00
12/01                                                   10592.00                    11202.00                     8716.00
3/02                                                    10404.00                    11292.00                     8740.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE         LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                  FUND - CLASS C SHARES       MUTUAL FUND AVERAGE*               INDEX**
                                                  ---------------------       --------------------       ----------------------
7/5/96                                                  10000.00                    10000.00                    10000.00
                                                        10137.00                    10137.00                    10258.00
12/96                                                   10915.00                    10583.00                    10642.00
                                                        11127.00                    10686.00                    10785.00
                                                        12282.00                    11644.00                    11652.00
                                                        13060.00                    12676.00                    12860.00
12/97                                                   13126.00                    12517.00                    12563.00
                                                        14540.00                    13472.00                    13628.00
                                                        14691.00                    13319.00                    13196.00
                                                        13130.00                    11806.00                    11470.00
12/98                                                   14588.00                    13110.00                    11895.00
                                                        14927.00                    13437.00                    12006.00
                                                        15775.00                    14519.00                    13023.00
                                                        15634.00                    14272.00                    12891.00
12/99                                                   19613.00                    17173.00                    14215.00
                                                        20504.00                    18873.00                    15196.00
                                                        19989.00                    18356.00                    14366.00
                                                        21450.00                    18857.00                    14431.00
12/00                                                   21034.00                    17237.00                    12751.00
                                                        19841.00                    15950.00                    12482.00
                                                        20252.00                    16522.00                    13525.00
                                                        18727.00                    14631.00                    15337.00
12/01                                                   19991.00                    15939.00                    16391.00
3/02                                                    20397.00                    15983.00                    16522.00


--------------------------------------------------------------------------------
Past performance is not an indication of future results. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE         LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                  FUND - CLASS I SHARES       MUTUAL FUND AVERAGE*               INDEX**
                                                  ---------------------       --------------------       ----------------------
6/25/97                                                 10000.00                    10000.00                    10000.00
                                                        10624.00                    10852.00                    11334.00
12/97                                                   10705.00                    10717.00                    11072.00
                                                        11885.00                    11534.00                    12011.00
                                                        12036.00                    11403.00                    11630.00
                                                        10792.00                    10107.00                    10109.00
12/98                                                   12019.00                    11224.00                    10484.00
                                                        12328.00                    11504.00                    10582.00
                                                        13059.00                    12430.00                    11478.00
                                                        12972.00                    12219.00                    11362.00
12/99                                                   16314.00                    14703.00                    12529.00
                                                        17107.00                    16158.00                    13393.00
                                                        16722.00                    15715.00                    12662.00
                                                        17986.00                    16144.00                    12719.00
12/00                                                   17533.00                    14758.00                    11239.00
                                                        16579.00                    13655.00                    11001.00
                                                        16966.00                    14145.00                    11920.00
                                                        15722.00                    12526.00                    13517.00
12/01                                                   16829.00                    13646.00                    14446.00
3/02                                                    17216.00                    13684.00                    14562.00

* The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.
** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

                       Strategies for Serious Money (TM)                       5

                       CONVERTIBLE GROWTH AND INCOME FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2002
SYMBOL
CVTRX
INCEPTION DATE
September 22, 1988
                             [MORNINGSTAR(TM) LOGO]
                                     * * ***
                                 OVERALL RATING
                      Out of 5,040 Domestic Equity Funds+
For the 3-, 5- and 10-year periods ended 3/31/02, the Fund received four stars for three years and five stars for five and ten years among 5,040, 3,293 and 926 domestic equity funds respectively.
--------------------------------------------------------------------------------

       The CALAMOS Convertible Growth and Income Fund strongly outperformed its benchmark for the fiscal year ended March 31, 2002. The Fund returned 6.52% (Class A shares before sales charges), compared to a 0.24% decline in the Lipper Convertible Mutual Fund Average. This Fund has the distinction of being ranked #1 Convertible Fund by Lipper for 5 and 10 years ended 3/31/02 out of 44 and 17 funds respectively.*
       The CALAMOS Convertible Growth and Income Fund is similar to the CALAMOS Convertible Fund, but this Fund entails more risk and correspondingly, a greater potential for reward. It focuses on companies that are growing earnings or cash flow rapidly, as well as companies with opportunities arising from new products, management changes and merger activity. In addition, the Convertible Growth and Income Fund places an equal emphasis on capital appreciation and income, unlike the more conservative CALAMOS Convertible Fund, which favors income over growth.
       Almost 16% of the portfolio is allocated to common stock as of 3/31/02, up from about 6% a year ago. This is consistent with the more aggressive posture of the Fund, which is positioned to benefit from a possible rally in the equity market. In addition, the portfolio is most heavily weighted in less conservative sectors: technology, consumer growth staples, consumer cyclicals and financials. Still, the portfolio, like other CALAMOS Funds, is also managed with careful attention to risk: fifty-one percent of its assets are in large caps with another 45% in mid-caps, half (49%) of its assets are allocated to investment-grade bonds, and it has a weighted average of 3.84 years to maturity.
       We believe the CALAMOS Convertible Growth and Income Fund is well positioned to maintain an attractive risk/reward balance, while its emphasis on the more aggressive growth names magnifies its exposure to potential market opportunities.

---------------
* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable. As of 3/31/02, the fund was ranked #4 of 78 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3, 5 and 10 year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.

 6                     Strategies for Serious Money (TM)

                       CONVERTIBLE GROWTH AND INCOME FUND

                                                                 Average Annual Total Return+
CONVERTIBLE GROWTH                                 ---------------------------------------------------------
AND INCOME FUND                    ONE YEAR           FIVE YEARS           TEN YEARS        SINCE INCEPTION
                              ------------------------------------------------------------------------------
                                          Load                Load                Load                Load
                                        Adjusted            Adjusted            Adjusted            Adjusted
A Shares: Inception 9/22/88    6.52%      1.46%    18.48%    17.34%    15.90%    15.34%    15.40%    14.98%
------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00    5.74%      0.74%      NA         NA       NA         NA     4.09%      1.74%
------------------------------------------------------------------------------------------------------------
C Shares: Inception 8/5/96     5.75%        NA     18.22%       NA       NA         NA     18.07%       NA
------------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97    6.77%        NA       NA         NA       NA         NA     16.14%       NA
------------------------------------------------------------------------------------------------------------
Lipper Convertible Mutual
  Fund Average*               -0.24%        NA     7.60%        NA     9.53%        NA     9.95%        NA
------------------------------------------------------------------------------------------------------------
Value Line Convertible
  Index**                      5.66%        NA     4.10%        NA     8.98%        NA     8.82%        NA
------------------------------------------------------------------------------------------------------------

* The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Frank Russell Company.

** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions.

   Past performance does not guarantee future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

   For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

   Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.


                       Strategies for Serious Money (TM)                       7

                             CONVERTIBLE GROWTH AND

                                  INCOME FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Convertible Growth & Income Fund.
[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                 GROWTH & INCOME FUND -      VALUE LINE CONVERTIBLE        LIPPER CONVERTIBLE
                                                     CLASS A SHARES                  INDEX**              MUTUAL FUND AVERAGE*
                                                 ----------------------      ----------------------       --------------------
3/92                                                     9525.00                    10000.00                    10000.00
                                                         9258.00                    10016.00                     9997.00
                                                         9735.00                    10499.00                    10411.00
12/92                                                   10557.00                    11053.00                    11110.00
                                                        11158.00                    11920.00                    11747.00
                                                        11537.00                    12236.00                    11982.00
                                                        12294.00                    12957.00                    12629.00
12/93                                                   12121.00                    13417.00                    12885.00
                                                        11719.00                    13517.00                    12589.00
                                                        11127.00                    13057.00                    12245.00
                                                        11598.00                    13487.00                    12642.00
12/94                                                   11478.00                    12901.00                    12267.00
                                                        11879.00                    13708.00                    12938.00
                                                        12890.00                    15010.00                    13781.00
                                                        13970.00                    16172.00                    14681.00
12/95                                                   14822.00                    16397.00                    15031.00
                                                        15799.00                    17315.00                    15794.00
                                                        16368.00                    17926.00                    16161.00
                                                        16623.00                    18388.00                    16678.00
12/96                                                   17672.00                    19076.00                    17411.00
                                                        17842.00                    19334.00                    17580.00
                                                        20029.00                    20888.00                    19157.00
                                                        21770.00                    23052.00                    20855.00
12/97                                                   21796.00                    22520.00                    20594.00
                                                        24575.00                    24429.00                    22165.00
                                                        24948.00                    23655.00                    21913.00
                                                        22518.00                    20561.00                    19423.00
12/98                                                   25635.00                    21324.00                    21570.00
                                                        26271.00                    21522.00                    22107.00
                                                        28874.00                    23345.00                    23886.00
                                                        29180.00                    23109.00                    23480.00
12/99                                                   39206.00                    25482.00                    28254.00
                                                        41974.00                    27241.00                    31051.00
                                                        40862.00                    25753.00                    30200.00
                                                        44090.00                    25869.00                    31025.00
12/00                                                   41894.00                    22858.00                    28360.00
                                                        39108.00                    22376.00                    26241.00
                                                        40724.00                    24244.00                    27183.00
                                                        37869.00                    27493.00                    24071.00
12/01                                                   40902.00                    29382.00                    26223.00
3/02                                                    41659.00                    29617.00                    26296.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                  GROWTH & INCOME FUND       VALUE LINE CONVERTIBLE        LIPPER CONVERTIBLE
                                                     CLASS B SHARES                  INDEX**              MUTUAL FUND AVERAGE*
                                                  --------------------       ----------------------       --------------------
9/11/00                                                 10000.00                    10000.00                    10000.00
12/00                                                   10796.00                     8715.00                     9426.00
                                                        10065.00                     8531.00                     8722.00
                                                        10464.00                     9243.00                     9035.00
                                                         9710.00                    10482.00                     8001.00
12/01                                                   10469.00                    11202.00                     8716.00
3/02                                                    10242.00                    11292.00                     8740.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                  GROWTH & INCOME FUND       VALUE LINE CONVERTIBLE        LIPPER CONVERTIBLE
                                                     CLASS C SHARES                  INDEX**              MUTUAL FUND AVERAGE*
                                                  --------------------       ----------------------       --------------------
8/5/96                                                  10000.00                    10000.00                    10000.00
12/96                                                   10984.00                    10982.00                    10800.00
                                                        11075.00                    11130.00                    10905.00
                                                        12430.00                    12025.00                    11883.00
                                                        13492.00                    13271.00                    12936.00
12/97                                                   13500.00                    12964.00                    12774.00
                                                        15205.00                    14064.00                    13749.00
                                                        15411.00                    13618.00                    13592.00
                                                        13909.00                    11837.00                    12048.00
12/98                                                   15813.00                    12276.00                    13379.00
                                                        16186.00                    12390.00                    13713.00
                                                        17763.00                    13439.00                    14816.00
                                                        17926.00                    13304.00                    14565.00
12/99                                                   24051.00                    14670.00                    17526.00
                                                        25721.00                    15682.00                    19261.00
                                                        24998.00                    14826.00                    18733.00
                                                        26953.00                    14893.00                    19244.00
12/00                                                   25931.00                    13159.00                    17591.00
                                                        24183.00                    12881.00                    16277.00
                                                        25163.00                    13957.00                    16861.00
                                                        23334.00                    15827.00                    14931.00
12/01                                                   25154.00                    16915.00                    16266.00
3/02                                                    25574.00                    17050.00                    16311.00


--------------------------------------------------------------------------------
Past performance is not an indication of future results. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                 GROWTH & INCOME FUND -        LIPPER CONVERTIBLE        VALUE LINE CONVERTIBLE
                                                     CLASS I SHARES          MUTUAL FUND AVERAGE***             INDEX****
                                                 ----------------------      ----------------------      ----------------------
9/18/97                                                 10000.00                    10000.00                    10000.00
12/97                                                   10128.00                     9994.00                    10136.00
                                                        11440.00                    10756.00                    10996.00
                                                        11625.00                    10633.00                    10647.00
                                                        10514.00                     9425.00                     9255.00
12/98                                                   11986.00                    10467.00                     9598.00
                                                        12299.00                    10728.00                     9687.00
                                                        13528.00                    11591.00                    10508.00
                                                        13685.00                    11394.00                    10402.00
12/99                                                   18412.00                    13711.00                    11470.00
                                                        19740.00                    15068.00                    12261.00
                                                        19248.00                    14655.00                    11592.00
                                                        20784.00                    15055.00                    11644.00
12/00                                                   19753.00                    13762.00                    10289.00
                                                        18452.00                    12734.00                    10072.00
                                                        19229.00                    13191.00                    10913.00
                                                        17894.00                    11681.00                    12375.00
12/01                                                   19329.00                    12725.00                    13225.00
3/02                                                    19700.00                    12760.00                    13331.00

* The Lipper Convertible Mutual Fund Average is composed of all the mutual funds that invest primarily in convertible securities. Lipper Mutual Fund Averages are equally weighted and reflect investment of capital gain distributions and income dividends. Source: Lipper Analytical Services.
** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

 8                     Strategies for Serious Money (TM)

                              MARKET NEUTRAL FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2002
SYMBOL
CVSIX
INCEPTION DATE
September 4, 1990
                             [MORNINGSTAR(TM) LOGO]
                                      * ***
                                 OVERALL RATING
                      Out of 5,040 Domestic Equity Funds+
For the 3-, 5-, and 10-year periods ended 3/31/02, the Fund's Class A shares received four stars for three and five years and three stars for ten years among 5,040, 3,293 and 926 domestic equity funds respectively.
--------------------------------------------------------------------------------

       The CALAMOS Market Neutral Fund returned 5.81% (Class A shares before sales charges) for the fiscal year ended March 31, 2002, outperforming both the Lehman Brothers Government/Corporate Bond Index and 30-Day T-Bills.
       Lipper has ranked the CALAMOS Market Neutral Fund the #1 Flexible Income Fund for the 3, 5 & 10 year periods as of 3/31/02 out of 12, 11, and 7 funds respectively.
       The CALAMOS Market Neutral Fund employs convertible hedging activities intended to neutralize the ups and downs of both the stock and bond markets. Using a hedging strategy of investing "long" in a company's convertible issue while at the same time "shorting" its common stock, the Fund seeks to neutralize its equity exposure. Success in this type of investing is reflected in a relatively stable net asset value, or share price, and acceptable returns as the markets rise and fall.
       Begun in 1990, the CALAMOS Market Neutral Fund has attracted strong investor inflows, especially as turbulent markets have generated growing interest in alternative investments. The Fund was closed to new investors November 30, 2001, in order to facilitate the portfolio management team's ability to continue to manage the fund effectively. However, existing and certain new shareholders may continue to invest in the Fund. For information regarding whether you are eligible to invest in the Fund, please read the CALAMOS Family of Funds prospectus.
       Historically, this Fund has offered shareholders returns that have a low correlation with the equity markets. We believe that the Fund may continue to generate attractive returns regardless of the performance of the broad financial markets.

---------------
* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable. As of 3/31/02, the fund was ranked #5 of 15 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3, 5 and 10 year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.

                       Strategies for Serious Money (TM)                       9

                              MARKET NEUTRAL FUND

                                                                      Average Annual Total Return+
                                                         -------------------------------------------------------
MARKET NEUTRAL FUND                       ONE YEAR          FIVE YEARS          TEN YEARS       SINCE INCEPTION
                                      --------------------------------------------------------------------------
                                                Load                Load               Load               Load
                                              Adjusted            Adjusted           Adjusted           Adjusted
A Shares: Inception 9/4/90            5.81%    0.75%     11.10%    10.02%    9.18%    8.65%     9.69%    9.23%
----------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00           5.07%    0.07%       NA         NA      NA        NA      7.33%    4.83%
----------------------------------------------------------------------------------------------------------------
C Shares: Inception 2/16/00           5.07%      NA        NA         NA      NA        NA      7.77%      NA
----------------------------------------------------------------------------------------------------------------
I Shares: Inception 5/10/00           6.09%      NA        NA         NA      NA        NA      8.06%      NA
----------------------------------------------------------------------------------------------------------------
30-Day Treasury Bills*                2.83%      NA      4.48%        NA     4.29%      NA      4.42%      NA
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Corporate
  Bond Index**                        4.64%      NA      7.45%        NA     7.39%      NA      8.12%      NA
----------------------------------------------------------------------------------------------------------------

* The 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Frank Russell Company.

** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Frank Russell Company.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

   For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

   Past performance does not guarantee future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

   Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.


 10                    Strategies for Serious Money (TM)

                              MARKET NEUTRAL FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Market Neutral Fund.
[GRAPHIC IMAGE]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS A                                   GOVERNMENT/CORPORATE
                                                         SHARES               30 DAY TREASURY BILLS            BOND INDEX
                                                 ----------------------       ---------------------       --------------------
3/92                                                     9525.00                    10000.00                    10000.00
                                                         9643.00                    10085.00                    10405.00
                                                         9973.00                    10160.00                    10914.00
12/92                                                   10348.00                    10228.00                    10923.00
                                                        10645.00                    10297.00                    11430.00
                                                        10918.00                    10371.00                    11773.00
                                                        11399.00                    10442.00                    12163.00
12/93                                                   11603.00                    10521.00                    12128.00
                                                        11403.00                    10599.00                    11748.00
                                                        10894.00                    10694.00                    11602.00
                                                        11031.00                    10806.00                    11661.00
12/94                                                   10742.00                    10924.00                    11704.00
                                                        11101.00                    11055.00                    12286.00
                                                        11692.00                    11210.00                    13084.00
                                                        12014.00                    11361.00                    13334.00
12/95                                                   12295.00                    11511.00                    13955.00
                                                        12611.00                    11642.00                    13629.00
                                                        12804.00                    11787.00                    13693.00
                                                        13013.00                    11932.00                    13934.00
12/96                                                   13299.00                    12081.00                    14360.00
                                                        13546.00                    12225.00                    14237.00
                                                        14148.00                    12370.00                    14755.00
                                                        14991.00                    12517.00                    15271.00
12/97                                                   15160.00                    12671.00                    15761.00
                                                        15677.00                    12819.00                    16001.00
                                                        16033.00                    12972.00                    16420.00
                                                        15701.00                    13126.00                    17233.00
12/98                                                   16681.00                    13248.00                    17255.00
                                                        17040.00                    13385.00                    17048.00
                                                        17527.00                    13535.00                    16861.00
                                                        17732.00                    13683.00                    16952.00
12/99                                                   18964.00                    13835.00                    16882.00
                                                        19951.00                    14013.00                    17336.00
                                                        20669.00                    14198.00                    17588.00
                                                        21167.00                    14404.00                    18093.00
12/00                                                   20921.00                    14616.00                    18883.00
                                                        21668.00                    14800.00                    19487.00
                                                        22195.00                    14943.00                    19546.00
                                                        22137.00                    15075.00                    20476.00
12/01                                                   22697.00                    15155.00                    20489.00
3/02                                                    22926.00                    15219.00                    20392.00

[GRAPHIC IMAGE]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS B                                   GOVERNMENT/CORPORATE
                                                         SHARES               30 DAY TREASURY BILLS            BOND INDEX
                                                 ----------------------       ---------------------       --------------------
9/00                                                      10000                       10000                       10000
12/00                                                     10235                       10197                       10476
                                                          10620                       10325                       10811
                                                          10854                       10425                       10843
                                                          10810                       10517                       11360
12/01                                                     11060                       10573                       11367
3/02                                                      10759                       10617                       11313

[GRAPHIC IMAGE]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS C                                   GOVERNMENT/CORPORATE
                                                         SHARES               30 DAY TREASURY BILLS            BOND INDEX
                                                 ----------------------       ---------------------       --------------------
2/16/00                                                   10000                       10000                       10000
                                                          10549                       10220                       10421
                                                          10810                       10368                       10720
12/00                                                     10781                       10521                       11188
                                                          11155                       10653                       11547
                                                          11404                       10756                       11581
                                                          11354                       10850                       12132
12/01                                                     11621                       10909                       12140
3/02                                                      11721                       10955                       12083


--------------------------------------------------------------------------------
Past performance is not an indication of future results. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                 NEUTRAL FUND - CLASS I                                   GOVERNMENT/CORPORATE
                                                         SHARES               30 DAY TREASURY BILLS            BOND INDEX
                                                 ----------------------       ---------------------       --------------------
5/10/00                                                 10000.00                    10000.00                    10000.00
                                                        10649.00                    10230.00                    10488.00
12/00                                                   10532.00                    10381.00                    10946.00
                                                        10913.00                    10511.00                    11296.00
                                                        11186.00                    10612.00                    11330.00
                                                        11166.00                    10706.00                    11869.00
12/01                                                   11448.00                    10768.00                    11876.00
3/02                                                    11576.00                    10809.00                    11821.00

* The 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Frank Russell Company.
** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities. Source: Frank Russell Company.

                       Strategies for Serious Money (TM)                      11

                                  GROWTH FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2002
SYMBOL
CVGRX
INCEPTION DATE
September 4, 1990
                             [MORNINGSTAR(TM) LOGO]
                                     * * ***
                                 OVERALL RATING
                      Out of 5,040 Domestic Equity Funds+
For the 3-, 5-, and 10-year periods ended 3/31/02, the Fund received five stars among 5,040, 3,293 and 926 domestic equity funds, respectively.
--------------------------------------------------------------------------------

       The CALAMOS Growth Fund's return of 1.61% (Class A shares before sales charges) for the fiscal year ended 3/31/02 compares favorably with the S&P 500's 0.25% gain in an exceptionally difficult environment.
       Lipper has ranked the CALAMOS Growth Fund #1 in the mid-cap growth category for the 5 and 10 year period ended 3/31/02 out of 189 and 48 funds respectively.*
       The CALAMOS Growth Fund has the ability to invest in promising opportunities regardless of a company's size or industry. However, the growth characteristics favored by this Fund are typically found in mid-cap companies, which CALAMOS believes may grow more quickly than the largest companies yet offer more attractive earnings than smaller companies. As of 3/31/02, 46% of portfolio assets were invested in mid caps.
       CALAMOS applies extensive human and quantitative resources to our equity investment process. Initial quantitative screens applied to over 4,000 companies help identify companies with what CALAMOS considers to be the highest relative growth prospects in terms of acceleration in revenue growth, return on capital and earnings growth, with the relative importance of each of the three varying by sector, industry and even company. Financial analysis is applied to company fundamentals to help ensure that companies identified with the fastest relative growth may sustain this pace.
       In managing an aggressive growth fund, the sell discipline is as important as our decisions to buy. As our price objective is achieved and further growth potential diminishes or as we detect deterioration, we exit promptly.
       As the economy has moved toward more typical performance following choppy seas and even catastrophe, we intensified our bottom-up perspective. We slightly trimmed the most heavily weighted sectors, including consumer growth staples, technology, and financials, to bump up the smaller sectors as we identify what we consider to be attractive issues there.
       We believe the CALAMOS Growth Fund is well positioned to seek out the highest potential growth opportunities. We also believe that the quality of our equity investment process along with the expertise of our investment team will benefit investors going forward.

---------------
* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable. As of 3/31/02, the fund was ranked #185 of 466 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3, 5 and 10 year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.

 12                    Strategies for Serious Money (TM)

                                  GROWTH FUND

                                                                   Average Annual Total Return+
                                                     ---------------------------------------------------------
GROWTH FUND                           ONE YEAR          FIVE YEARS           TEN YEARS        SINCE INCEPTION
                                  ----------------------------------------------------------------------------
                                            Load                Load                Load                Load
                                          Adjusted            Adjusted            Adjusted            Adjusted
A Shares: Inception 9/4/90        1.61%    -3.21%    28.60%    27.35%    19.50%    18.92%    20.56%    20.06%
--------------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00       0.86%    -4.14%      NA         NA       NA         NA     -8.41%   -10.55%
--------------------------------------------------------------------------------------------------------------
C Shares: Inception 9/3/96        0.84%       NA     28.24%       NA       NA         NA     26.18%       NA
--------------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97       1.88%       NA       NA         NA       NA         NA     22.63%       NA
--------------------------------------------------------------------------------------------------------------
S&P 500*                          0.25%       NA     10.22%       NA     13.30%       NA     14.07%       NA
--------------------------------------------------------------------------------------------------------------

* The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Frank Russell Company.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

  For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

  Past performance does not guarantee future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

  Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.


                       Strategies for Serious Money (TM)                      13

                                  GROWTH FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Growth Fund.
[GRAPHIC IMAGE]

                                                                CALAMOS GROWTH FUND - CLASS
                                                                          A SHARES                     S&P 500 STOCK INDEX
                                                                ---------------------------            -------------------
3/92                                                                       9525.00                           10000.00
                                                                           8897.00                           10190.00
                                                                           9299.00                           10511.00
12/92                                                                      9889.00                           11039.00
                                                                           9875.00                           11520.00
                                                                           9789.00                           11575.00
                                                                          10083.00                           11874.00
12/93                                                                     10319.00                           12149.00
                                                                           9872.00                           11689.00
                                                                           9822.00                           11738.00
                                                                          10210.00                           12311.00
12/94                                                                      9731.00                           12308.00
                                                                           9985.00                           13506.00
                                                                          11034.00                           14793.00
                                                                          12585.00                           15968.00
12/95                                                                     12407.00                           16929.00
                                                                          13505.00                           17838.00
                                                                          15567.00                           18637.00
                                                                          16145.00                           19213.00
12/96                                                                     17109.00                           20813.00
                                                                          16081.00                           21373.00
                                                                          19388.00                           25101.00
                                                                          23669.00                           26981.00
12/97                                                                     21253.00                           27755.00
                                                                          24772.00                           31624.00
                                                                          25228.00                           32674.00
                                                                          20609.00                           29433.00
12/98                                                                     27055.00                           35696.00
                                                                          29030.00                           37474.00
                                                                          32313.00                           40112.00
                                                                          32423.00                           37613.00
12/99                                                                     48071.00                           43206.00
                                                                          64843.00                           44196.00
                                                                          68519.00                           43020.00
                                                                          70335.00                           42603.00
12/00                                                                     60854.00                           39271.00
                                                                          55639.00                           34617.00
                                                                          59110.00                           36643.00
                                                                          50084.00                           31267.00
12/01                                                                     56185.00                           34606.00
3/02                                                                      56544.00                           34672.00

[GRAPHIC IMAGE]

                                                                CALAMOS GROWTH FUND - CLASS
                                                                          B SHARES                     S&P 500 STOCK INDEX
                                                                ---------------------------            -------------------
9/11/00                                                                   10000.00                           10000.00
12/00                                                                      9476.00                            8896.00
                                                                           8652.00                            7842.00
                                                                           9173.00                            8301.00
                                                                           7759.00                            7083.00
12/01                                                                      8687.00                            7840.00
3/02                                                                       8377.00                            7854.00

[GRAPHIC IMAGE]

                                                                CALAMOS GROWTH FUND - CLASS
                                                                          C SHARES                       S&P STOCK INDEX
                                                                ---------------------------              ---------------
9/3/96                                                                    10000.00                           10000.00
12/96                                                                     11223.00                           11395.00
                                                                          10534.00                           11702.00
                                                                          12683.00                           13743.00
                                                                          15472.00                           14772.00
12/97                                                                     13869.00                           15196.00
                                                                          16147.00                           17314.00
                                                                          16423.00                           17889.00
                                                                          13396.00                           16114.00
12/98                                                                     17585.00                           19544.00
                                                                          18853.00                           20517.00
                                                                          20951.00                           21961.00
                                                                          20991.00                           20593.00
12/99                                                                     31087.00                           23655.00
                                                                          41887.00                           24197.00
                                                                          44195.00                           23553.00
                                                                          45296.00                           23325.00
12/00                                                                     39675.00                           21501.00
                                                                          36223.00                           18953.00
                                                                          38403.00                           20062.00
                                                                          32485.00                           17119.00
12/01                                                                     36371.00                           18947.00
3/02                                                                      36527.00                           18983.00


--------------------------------------------------------------------------------
Past performance is not an indication of future results. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                               CALAMOS GROWTH FUND - CLASS I
                                                                           SHARES                      S&P 500 STOCK INDEX
                                                               -----------------------------           -------------------
9/18/97                                                                   10000.00                           10000.00
12/97                                                                      9117.00                           10291.00
                                                                          10641.00                           11726.00
                                                                          10847.00                           12115.00
                                                                           8870.00                           10913.00
12/98                                                                     11673.00                           13236.00
                                                                          12540.00                           13895.00
                                                                          13973.00                           14873.00
                                                                          14036.00                           13946.00
12/99                                                                     20807.00                           16020.00
                                                                          28071.00                           16387.00
                                                                          29697.00                           15951.00
                                                                          30513.00                           15796.00
12/00                                                                     27038.00                           14561.00
                                                                          24740.00                           12836.00
                                                                          26301.00                           13586.00
                                                                          22300.00                           11593.00
12/01                                                                     25028.00                           12831.00
3/02                                                                      25205.00                           12856.00

* The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Frank Russell Company.

 14                    Strategies for Serious Money (TM)

                            GLOBAL CONVERTIBLE FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2002
SYMBOL
CVLOX
INCEPTION DATE
September 9, 1996
                             [MORNINGSTAR(TM) LOGO]
                                     * * ***
                                 OVERALL RATING
                    Out of 1,396 International Equity Funds+
For the 3-year period ended 3/31/02, the Fund received four stars for three years and five stars for five years among 1,396 and 931 international equity funds respectively.
--------------------------------------------------------------------------------

       The CALAMOS Global Convertible Fund outperformed its benchmark, the Morgan Stanley Capital International World Index, for the fiscal year ended March 31, 2002, offering a positive 0.52% (Class A shares before sales charges) return in contrast to -3.89% for the Morgan Stanley Capital International World Index. The Fund achieved this outperformance although it remained rather conservative in its approach.
       Near the top of the Lipper category of Global Flexible Funds, the CALAMOS Global Convertible Fund ranked #4 out of 62 funds for the 5 year period ended 3/31/02.
       The CALAMOS Global Convertible Fund offers investors the opportunity to diversify globally, potentially reducing overall portfolio risk because securities from around the world do not always move in tandem. In addition, convertible bonds present mechanisms for risk management that equities cannot offer.
       The CALAMOS Global Convertible Fund shares a disciplined, proprietary investment process with the other funds in the CALAMOS Family of Funds. However, in managing this Fund, we add an additional step: country analysis. We look for the implementation of classic economic principles, including property rights, privatization, reduced regulation and taxation, believable monetary policy and a credible legal system. In addition, we generally hedge currency risk.
       During the past year, the Fund has increased it weightings in Europe, which represented 39% of assets by 3/31/02, and more than doubled the weighting of Emerging Asia/Latin America from about 3% to over 7% in the belief that emerging nations may benefit as the U.S. economy shows signs of a rebound. We avoided Japan due to its continued inability to resolve long-standing economic problems.
       The Fund is heavily weighted in consumer-oriented sectors, as we look for consumer spending to re-energize economies, a theme we have implemented domestically as well as abroad. We also are substantially weighted in technology (19% of the portfolio) in our belief that productivity gains resulting from the technology revolution are key to long-term economic vitality worldwide.
       The fixed-income characteristics of the Fund remain conservative. Investment-grade issues comprise 51% of the portfolio, and large and medium sized issuers represent 86%. The weighted average maturity is 4.02 years.
       We believe that countries beyond the U.S. borders may offer exciting investment opportunities as many countries appear to be rebounding from recessionary conditions, as economic freedoms develop in more countries, and as technology enhances productivity around the world.

---------------
* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable. As of 3/31/02, the fund was ranked #49 of 93 for 1 year.

+ Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a Fund's 3-, 5-, and 10-year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Overall Morningstar Rating is a weighted average based on the 3, 5 and 10 year risk-adjusted performance. The top 10% of funds in an investment category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Ratings reflect the effect of sales charges.

                       Strategies for Serious Money (TM)                      15

                            GLOBAL CONVERTIBLE FUND

                                                             Average Annual Total Return+
                                               ---------------------------------------------------------
GLOBAL CONVERTIBLE FUND                            ONE YEAR           FIVE YEARS        SINCE INCEPTION
                                               ---------------------------------------------------------
                                                          Load                Load                Load
                                                        Adjusted            Adjusted            Adjusted
A Shares: Inception 9/9/96                     0.52%     -4.32%    11.75%    10.66%    12.06%    11.08%
--------------------------------------------------------------------------------------------------------
B Shares: Inception 9/11/00                    -0.09%    -4.93%      NA         NA     -3.12%    -5.25%
--------------------------------------------------------------------------------------------------------
C Shares: Inception 9/24/96                    -0.30%       NA     11.48%       NA     11.84%       NA
--------------------------------------------------------------------------------------------------------
I Shares: Inception 9/18/97                    0.76%        NA       NA         NA     9.31%        NA
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International World
  Index*                                       -3.89%       NA     5.74%        NA     6.80%        NA
--------------------------------------------------------------------------------------------------------

* The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,450 securities listed on stock exchanges from around the world. The beginning date for this Index is 10/01/96.

+ Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

   Past performance does not guarantee future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

   For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

   Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.


 16                    Strategies for Serious Money (TM)

                            GLOBAL CONVERTIBLE FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Global Convertible Fund.
[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL CONVERTIBLE           MORGAN STANLEY CAPITAL
                                                                   FUND - CLASS A SHARES            INTERNATIONAL WORLD INDEX
                                                                 --------------------------         -------------------------
9/9/96                                                                      9525                              10000
12/96                                                                      10042                              10880
                                                                           10290                              10924
                                                                           11631                              12581
                                                                           12277                              12954
12/97                                                                      11883                              12647
                                                                           13409                              14471
                                                                           13882                              14778
                                                                           12229                              13020
12/98                                                                      13557                              15782
                                                                           14090                              16360
                                                                           15049                              17155
                                                                           15092                              16915
12/99                                                                      19959                              19784
                                                                           20110                              20001
                                                                           19953                              19307
                                                                           19943                              18352
12/00                                                                      18789                              17230
                                                                           17838                              15030
                                                                           17968                              15446
                                                                           16716                              13237
12/01                                                                      17471                              14384
3/02                                                                       17929                              14473

[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL CONVERTIBLE           MORGAN STANLEY CAPITAL
                                                                   FUND - CLASS B SHARES            INTERNATIONAL WORLD INDEX
                                                                 --------------------------         -------------------------
9/11/00                                                                    10000                              10000
12/00                                                                      10028                               8890
                                                                            9527                               7755
                                                                            9589                               7970
                                                                            8895                               6830
12/01                                                                       9285                               7422
3/02                                                                        9139                               7468

[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL CONVERTIBLE           MORGAN STANLEY CAPITAL
                                                                   FUND - CLASS C SHARES            INTERNATIONAL WORLD INDEX
                                                                 --------------------------         -------------------------
9/24/96                                                                    10000                              10000
12/96                                                                      10543                              10880
                                                                           10763                              10924
                                                                           12150                              12581
                                                                           12808                              12954
12/97                                                                      12406                              12647
                                                                           13970                              14471
                                                                           14443                              14778
                                                                           12716                              13020
12/98                                                                      14080                              15782
                                                                           14614                              16360
                                                                           15582                              17155
                                                                           15603                              16915
12/99                                                                      20589                              19784
                                                                           20747                              20001
                                                                           20536                              19307
                                                                           20523                              18352
12/00                                                                      19604                              17230
                                                                           18586                              15030
                                                                           18666                              15446
                                                                           17345                              13237
12/01                                                                      18096                              14384
3/02                                                                       18530                              14473


--------------------------------------------------------------------------------
Past performance is not an indication of future results. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                                 CALAMOS GLOBAL CONVERTIBLE           MORGAN STANLEY CAPITAL
                                                                   FUND - CLASS I SHARES            INTERNATIONAL WORLD INDEX
                                                                 --------------------------         -------------------------
9/18/97                                                                    10000                              10000
12/97                                                                       9818                              10295
                                                                           11085                              11781
                                                                           11493                              12030
                                                                           10144                              10599
12/98                                                                      11244                              12848
                                                                           11703                              13318
                                                                           12515                              13965
                                                                           12569                              13770
12/99                                                                      16570                              16104
                                                                           16678                              16281
                                                                           16549                              15716
                                                                           16579                              14937
12/00                                                                      15642                              14024
                                                                           14857                              12232
                                                                           14974                              12570
                                                                           13925                              10773
12/01                                                                      14579                              11706
3/02                                                                       14970                              11778

* The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges from around the world. The beginning date for this index is 10/1/96.

                       Strategies for Serious Money (TM)                      17

                                HIGH YIELD FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2002
SYMBOL
CHYDX
INCEPTION DATE
August 1, 1999
--------------------------------------------------------------------------------

       The CALAMOS High Yield Fund has significantly outperformed its benchmarks during the past fiscal year ended 3/31/02, returning 8.98% (Class A shares before sales charges) versus -3.91% for the Lipper High Current Yield Index and +1.95% for the Merrill Lynch High Yield Master Index.
       The fund is ranked in the top 3% of high yield funds ranked #10 by Lipper for the 1 year period ended 3/31/02 out of 387 funds.*
       The Fund invests mainly in a diversified portfolio of high-yield, fixed-income securities with lower credit ratings than investment-grade securities (often referred to as "junk bonds"). CALAMOS applies its proprietary investment process, especially its in-depth credit analysis, to this strategy.
       As of March 31, 2002, over half of portfolio assets (52%) were invested in convertible bonds. These bonds, like all bonds, pay interest, but in addition, they may participate in the performance of the underlying common stock, creating potential for capital gains. In particular, "busted" convertibles, purchased below their "straight" bond values during an investor "flight to quality," contributed to the Fund's outperformance.
       The High Yield Fund is diversified among sectors, with 17.9% of the portfolio in technology, 17.2% in consumer cyclicals and 8.6% in telecommunications at period end. CALAMOS carefully considers the issuer's credit health, and despite common misperceptions about "junk bonds," the Fund avoids companies in dire financial shape. Eighty-two percent of the portfolio was allocated to below-investment-grade bonds.
       In line with CALAMOS' investment philosophy, the fund is managed to help eliminate potential underperformers in favor of better total-return candidates. Analysis of high-yield opportunities includes consideration of current income, top-down sector allocation, bottom-up security selection, credit ratings, and zero coupon versus traditional bonds. Other fundamental principles that underlie the Fund's management include diversifying among sectors, holding a substantial number of different issues, staying fully invested, and paying attention to the risk/reward tradeoff.
       Historically, the high-yield sector has performed well during periods when the economy is emerging from recessionary or low-growth economies as the potential for defaults declines. We believe the CALAMOS High Yield Fund is attractively positioned to benefit from broad economic trends as a market environment of slow economic growth that traditionally benefits this asset class combines with skilled issue selection.

---------------
* Lipper Analytical Services, Inc. Lipper rankings are based on net total return performance, and do not reflect the effect of sales charges; if they had, results may have been less favorable.

 18                    Strategies for Serious Money (TM)

                                HIGH YIELD FUND

                                                             Average Annual Total Return
                                                  -------------------------------------------------
HIGH YIELD FUND                                         ONE YEAR                 SINCE INCEPTION
                                                  -------------------------------------------------
                                                                Load                        Load
                                                               Adjusted                    Adjusted
A Shares: Inception 8/1/99                        8.98%          3.76%        5.39%          3.48%
---------------------------------------------------------------------------------------------------
B Shares: Inception 12/21/00                      8.28%          3.29%        12.68%         9.63%
---------------------------------------------------------------------------------------------------
C Shares: Inception 12/21/00                      8.38%            NA         12.69%           NA
---------------------------------------------------------------------------------------------------
I Shares: Inception 3/1/02***                       NA             NA         2.68%            NA
---------------------------------------------------------------------------------------------------
Lipper High Current Yield Funds Index*            -3.91%           NA         -3.57%           NA
---------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index**           1.95%            NA         1.43%            NA
---------------------------------------------------------------------------------------------------

  * The Lipper High Current Yield Funds Index is an equally weighted performance index for capital gains distribution and income dividends of the largest qualifying funds in the investment objective. The funds aim at high (relative) current yield from fixed-income securities with no quality or maturity restrictions, and tend to invest in lower-grade issues. Source:
    Frank Russell Company.

 ** Merrill Lynch High Yield Master Index measures the return of below-investment-grade US bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Frank Russell Company.

*** Not annualized.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

    Past performance does not guarantee future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

    For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

    Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.


                       Strategies for Serious Money (TM)                      19

                                HIGH YIELD FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS High Yield Fund.
[GRAPHIC IMAGE]

                                                   CALAMOS HIGH YIELD       MERRILL LYNCH HIGH YIELD    LIPPER HIGH CURRENT YIELD
                                                  FUND - CLASS A SHARES          MASTER INDEX**                  INDEX*
                                                  ---------------------     ------------------------    -------------------------
8/1/99                                                     9525                       10000                       10000
12/99                                                      9489                        9966                       10085
                                                           9384                        9787                        9932
                                                           9588                        9849                        9892
                                                           9811                        9982                        9815
12/00                                                      9597                        9588                        9105
                                                          10052                       10184                        9417
                                                          10354                       10055                        9117
                                                           9948                        9648                        8561
12/01                                                     10574                       10183                        9011
3/02                                                      10954                       10382                        9048

[GRAPHIC IMAGE]

                                                   CALAMOS HIGH YIELD       MERRILL LYNCH HIGH YIELD    LIPPER HIGH CURRENT YIELD
                                                  FUND - CLASS B SHARES          MASTER INDEX**                  INDEX*
                                                  ---------------------     ------------------------    -------------------------
12/21/00                                                  10000                       10000                       10000
                                                          10752                       10851                       10521
                                                          11076                       10714                       10186
                                                          10605                       10281                        9565
12/01                                                     11264                       10850                       10067
3/02                                                      11230                       11063                       10109

[GRAPHIC IMAGE]

                                                   CALAMOS HIGH YIELD       MERRILL LYNCH HIGH YIELD    LIPPER HIGH CURRENT YIELD
                                                  FUND - CLASS C SHARES          MASTER INDEX**                  INDEX*
                                                  ---------------------     ------------------------    -------------------------
12/21/00                                                  10000                       10000                       10000
                                                          10744                       10851                       10521
                                                          11077                       10714                       10166
                                                          10618                       10281                        9565
12/01                                                     11278                       10850                       10067
3/02                                                      11643                       11063                       10109


--------------------------------------------------------------------------------
Past performance is not an indication of future results. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                            CALAMOS HIGH        MERRILL LYNCH HIGH
                                        YIELD FUND - CLASS I       YIELD MASTER       LIPPER HIGH CURRENT
                                               SHARES                INDEX**              YIELD INDEX*
                                        --------------------    ------------------    ----------------
3/1/02                                        10000.00               10000.00               10000.00
3/31/02                                       10268.00               10238.00               10198.00

* The Lipper High Current Yield Funds Index is an equally weighted performance index for capital gains distribution and income dividends of the largest qualifying funds in the investment objective. The funds aim at high (relative) current yield from fixed-income securities with no quality or maturity restrictions, and tend to invest in lower-grade issues. Source:
   Frank Russell Company.
** Merrill Lynch High Yield Master Index measures the return of below-investment-grade US bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Frank Russell Company.

 20                    Strategies for Serious Money (TM)

                                  CONVERTIBLE

                                TECHNOLOGY FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2002
SYMBOL
CVTAX
INCEPTION DATE
August 24, 2000
--------------------------------------------------------------------------------

       The CALAMOS Convertible Technology Fund held up during a year that was challenging for technology and even more difficult for the telecommunications sector. For the fiscal year ended 3/31/02, the Fund returned 0.51% (Class A shares before sales charges), as compared to 7.40% for the Merrill Lynch Convertible Technology Index, and -26.01% for the Merrill Lynch Telecom Convertible Index.
       The CALAMOS investment process closely tracks companies by using its proprietary models. For companies offering the greatest risk -- and the greatest potential reward, our examination may mean frequent meetings and the participation of several members of the research team to constantly assess future prospects. The first step in convertible analysis is credit determination, and we maintain our own credit analysis, in addition to that provided by the rating services, to help determine which companies we believe will meet their debt obligations. In addition, favoring infrastructure companies over consumer-oriented Internet companies is consistent with CALAMOS' long-term market outlook.
       Though the Fund's concentration in technology/telecommunications issues may present a greater risk than investments in more diversified funds, the management of risk is central to this Fund's strategy. Approximately three-fourths of the Fund's assets are in convertible bonds, which generally pay coupon interest. These fixed-income characteristics may cushion an issue's downturn as investors may be rewarded for their patience. In addition, as of 3/31/02, half of the Fund assets were in medium-cap companies and 41% in large caps, leaving only 9% in small caps, which are often more volatile. The Fund has a weighted average quality rating of A-, and 5.21 weighted average years to maturity.
       We believe that an economic rebound may benefit tech and telecomm issues and that CALAMOS' disciplined investment process, as implemented by a highly educated and experienced research team, may excel at recognizing exciting opportunities in the months ahead.


                       Strategies for Serious Money (TM)                      21

                                  CONVERTIBLE

                                TECHNOLOGY FUND

                                                                     Average Annual Total Return+
                                                              ------------------------------------------
CONVERTIBLE TECHNOLOGY FUND                                        ONE YEAR            SINCE INCEPTION
                                                              ------------------------------------------
                                                                           Load                   Load
                                                                         Adjusted               Adjusted
A Shares: Inception 8/24/00                                    0.51%       -4.23%    -18.48%    -20.93%
--------------------------------------------------------------------------------------------------------
B Shares: Inception 8/24/00                                   -0.08%       -4.98%    -19.10%    -21.07%
--------------------------------------------------------------------------------------------------------
C Shares: Inception 8/24/00                                   -0.08%          NA     -18.89%        NA
--------------------------------------------------------------------------------------------------------
I Shares: Inception 3/1/02***                                    NA           NA      2.49%         NA
--------------------------------------------------------------------------------------------------------
Merrill Lynch Convertible Technology Index*                    7.40%          NA     -13.87%        NA
--------------------------------------------------------------------------------------------------------
Merrill Lynch Telecom Convertible Index**                     -26.01%         NA     -39.00%        NA
--------------------------------------------------------------------------------------------------------

  * Merrill Lynch Convertible Technology Index includes approximately 200 technology and telecommunications convertible issues with a market value of approximately $80 billion.

 ** The Merrill Lynch Telecom Convertible Index is an unmanaged index generally considered representative of the performance of convertible securities in the telecom sector.

*** Not annualized.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

    Past performance does not guarantee future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

    For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the contingent deferred sales charge applicable to the period of the redemption.

    Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.


 22                    Strategies for Serious Money (TM)

                                  CONVERTIBLE

                                TECHNOLOGY FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Convertible Technology Fund.
[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                 TECHNOLOGY FUND - CLASS    MERRILL LYNCH CONVERTIBLE     MERRILL LYNCH TELECOM
                                                        A SHARES                TECHNOLOGY INDEX*          CONVERTIBLE INDEX**
                                                 -----------------------    -------------------------     ---------------------
8/24/00                                                  9525.00                    10000.00                    10000.00
12/00                                                    7640.00                     8359.00                     6551.00
                                                         6834.00                     7245.00                     5931.00
                                                         7145.00                     7762.00                     5749.00
                                                         6163.00                     6742.00                     5395.00
12/01                                                    6930.00                     7780.00                     5321.00
3/02                                                     6869.00                     7781.00                     4388.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                 TECHNOLOGY FUND - CLASS    MERRILL LYNCH CONVERTIBLE     MERRILL LYNCH TELECOM
                                                        B SHARES                TECHNOLOGY INDEX*          CONVERTIBLE INDEX**
                                                 -----------------------    -------------------------     ---------------------
8/24/00                                                 10000.00                    10000.00                    10000.00
12/00                                                    7998.00                     8359.00                     6551.00
                                                         7130.00                     7245.00                     5931.00
                                                         7451.00                     7762.00                     5749.00
                                                         6403.00                     6742.00                     5395.00
12/01                                                    7186.00                     7780.00                     5321.00
3/02                                                     6839.00                     7781.00                     4388.00

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                 TECHNOLOGY FUND - CLASS    MERRILL LYNCH CONVERTIBLE     MERRILL LYNCH TELECOM
                                                        C SHARES                TECHNOLOGY INDEX*           CONVERTIBLE INDEX
                                                 -----------------------    -------------------------     ---------------------
8/24/00                                                 10000.00                    10000.00                    10000.00
12/00                                                    8004.00                     8359.00                     6551.00
                                                         7159.00                     7245.00                     5931.00
                                                         7469.00                     7762.00                     5749.00
                                                         6431.00                     6742.00                     5395.00
12/01                                                    7225.00                     7780.00                     5321.00
3/02                                                     7152.00                     7781.00                     4388.00


--------------------------------------------------------------------------------
Past performance is not an indication of future results. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                   CALAMOS CONVERTIBLE
                                                TECHNOLOGY FUND - CLASS I   MERRILL LYNCH CONVERTIBLE     MERRILL LYNCH TELECOM
                                                         SHARES                 TECHNOLOGY INDEX*          CONVERTIBLE INDEX**
                                                -------------------------   -------------------------     ---------------------
3/01/02                                                 10000.00                    10000.00                    10000.00
3/31/02                                                 10249.00                    10406.00                    10317.00

 * Merrill Lynch Convertible Technology Index includes approximately 200 technology and telecommunications convertible issues with a market value of approximately $80 billion.
** The Merrill Lynch Telecom Convertible Index is an unmanaged index generally considered representative of the performance of convertible securities in the telecom sector.

                       Strategies for Serious Money (TM)                      23

                               MID CAP VALUE FUND


--------------------------------------------------------------------------------
A SHARES, AS OF 3/31/2002
SYMBOL
CVAAX
INCEPTION DATE
January 2, 2002
--------------------------------------------------------------------------------

       The CALAMOS Mid Cap Value Fund was introduced on January 2, 2002. During the quarter, the Fund has declined 1.1% (Class A shares before sales charges) while being positioned to potentially benefit in projected market trends.
       The Fund was established to apply CALAMOS' equity models in a value orientation. Proprietary models have been honed through the management of the CALAMOS Growth Fund since 1990, and this Fund enables the application of CALAMOS quantitative analysis and qualitative view of the investment environment to mid-cap value equities.
       In particular, the Fund's investment process focuses on the analysis of intrinsic value, which CALAMOS defines as net worth based on the value of the business itself regardless of stock market fluctuations. We look for companies valued favorably relative to certain financial measurements of their intrinsic value, such as the present value of the company's future free cash flow, as opportunities to purchase at a reasonable price, or even at a perceived discount to fair value. We also consider the issuer's financial strength and whether we believe there is a near-term catalyst that could trigger an increase in the stock's price. We believe there are exciting opportunities among these companies because they may be more firmly established than small-cap names while less fully valued than many larger companies.
       At this time, the sectors with the largest representations in the portfolio include consumer cyclicals and consumer growth staples. In particular, we favor attractive airline, recreation and retail names as we position the portfolio for potential economic recovery ahead.


 24                    Strategies for Serious Money (TM)

                               MID CAP VALUE FUND

                                                                           Total Return+
                                                                   ------------------------------
MID CAP VALUE FUND                                                        SINCE INCEPTION
                                                                   ------------------------------
                                                                                       Load
                                                                                     Adjusted
A Shares: Inception 1/2/02**                                        -1.10%             -5.81%
-------------------------------------------------------------------------------------------------
B Shares: Inception 1/2/02**                                        -1.30%             -6.24%
-------------------------------------------------------------------------------------------------
C Shares: Inception 1/2/02**                                        -1.20%             -2.19%
-------------------------------------------------------------------------------------------------
I Shares: Inception 3/1/02**                                         0.71%                NA
-------------------------------------------------------------------------------------------------
S&P MidCap 400 Index*                                                7.07%                NA
-------------------------------------------------------------------------------------------------

 * The S&P MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of $993 million as of February 1995) liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

** Not annualized.

 + Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gain distributions for the period shown. Performance shown reflects the effects of an expense reimbursement, which, improved results.

   Past performance does not guarantee future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

   For Class A shares, performance has been adjusted for the 4.75% sales charge. For Class B shares, performance has been adjusted for the maximum 5% contingent deferred sales charge applicable to the redemption within one year of purchase. For Class C shares, performance has been adjusted for the 1% contingent deferred sales charge applicable to the redemption within one year of purchase.

   Performance shown includes the effects of an overpayment of dividends and/or capital gains distribution to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc.), which increased certain return figures.


                       Strategies for Serious Money (TM)                      25

                               MIDCAP VALUE FUND


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS MidCap Value Fund.
[GRAPHIC IMAGE]

                                                                 CALAMOS MID CAP VALUE FUND
                                                                      CLASS - A SHARES                S&P MID CAP 400 INDEX*
                                                                 --------------------------           ----------------------
1/2/02                                                                    9525.00                            10000.00
3/31/02                                                                   9420.00                            10707.00

[GRAPHIC IMAGE]

                                                                 CALAMOS MID CAP VALUE FUND
                                                                      CLASS - B SHARES                S&P MID CAP 400 INDEX*
                                                                 --------------------------           ----------------------
1/2/02                                                                    10000.00                           10000.00
3/31/02                                                                    9377.00                           10707.00

[GRAPHIC IMAGE]

                                                                 CALAMOS MID CAP VALUE FUND
                                                                      CLASS - C SHARES                S&P MID CAP 400 INDEX*
                                                                      ---------------------           ----------------------
1/2/02                                                                    10000.00                           10000.00
3/31/02                                                                    9781.00                           10707.00


--------------------------------------------------------------------------------
Past performance is not an indication of future results. The graphs and preceding table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.
Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares.
--------------------------------------------------------------------------------

[GRAPHIC IMAGE]

                                                                CALAMOS MID CAP VALUE FUND -
                                                                       CLASS I SHARES                 S&P MID CAP 400 INDEX*
                                                                ----------------------------          ----------------------
3/1/02                                                                    10000.00                           10000.00
3/31/02                                                                   10071.00                           10498.00

* The S&P MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of $993 million as of February 1995) liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

 26                    Strategies for Serious Money (TM)

                              TRUSTEES & OFFICERS

The trustees serve indefinite terms of unlimited duration provided that a majority of trustees always has been elected by the Trust's shareholders. In addition, the trustees appoint their own successors, provided that at least two-thirds of the trustees, after such appointment, have been elected by the Trust's shareholders. The Trust's shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of the Trust's outstanding shares. A trustee also may be removed, with or without cause, upon the written declaration of two-thirds of the trustees.

The trustees elect the officers of the Trust. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified.

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                       POSITION(S)    LENGTH OF                                                     FUND COMPLEX
                        HELD WITH        TIME                   PRINCIPAL OCCUPATION                 OVERSEEN BY
NAME AND AGE               FUND         SERVED               DURING THE PAST FIVE YEARS                TRUSTEE
-----------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF CALAMOS:
John P. Calamos,      Trustee and       Since     - Chairman, CEO and CIO, CAM                         9
Sr.*                  President       Inception   - President, Calamos Financial Services, Inc.
61                                                  ("CFS"), a broker-dealer and the Funds'
                                                    distributor
Nick P. Calamos*      Trustee and       Since     - Senior Executive Vice President, Head of           9
40                    Vice President  Inception     Investments and CIO, CAM and CFS
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF CALAMOS:
Richard J. Dowen      Trustee           Since     - Chair and Professor of Finance, Northern           9
57                                    Inception   Illinois University
Joe F. Hanauer        Trustee         Since 2001  - Director, MAF Bancorp                              9
64                                                - Director, Homestore.com, Inc.
                                                  - Director, Grubb & Ellis Co.
John E. Neal          Trustee         Since 2001  - Managing Director, Bank One Capital Markets,       9
51                                                  1999-2001
                                                  - President, Kemper Mutual Funds 1996-1997
OFFICERS:
Patrick H. Dudasik    Vice President  Since 2001  - Executive Vice President, Chief Financial         N/A
46                                                Officer and Administrative Officer, and
                                                    Treasurer of CAM, since 2001
                                                  - Chief Financial Officer, David Gomez and
                                                    Associates, 1998-2001
                                                  - Chief Financial Officer, Zurich Kemper
                                                    Investments, Inc. 1996-1998
Rhowena Blank         Treasurer       Since 1999  - Vice President -- Operations, CAM, since 1999     N/A
33                                                - Director of Operations, Christian Brothers
                                                    Investment Services, 1998-1999
                                                  - Audit Manager, Ernst and Young, LLP, 1996-1998
Jeff Lotito           Assistant       Since 2001  - Operations Manager, CAM, since 2000               N/A
30                    Treasurer                   - Manager -- Fund Administration, Van Kampen,
                                                    1999-2000
                                                  - Supervisor -- Corporate Accounting, Stein Roe
                                                    and Farnham, 1998-1999
                                                  - Supervisor -- Financial Reporting, Scudder
                                                    Kemper Investments, Inc., 1996-1998
James S. Hamman, Jr.  Secretary       Since 1998  - Executive Vice President and General Counsel,     N/A
32                                                  CAM, since 1998
                                                  - Vice President and Associate Counsel, Scudder
                                                    Kemper Investments, Inc., 1996-1998


                              OTHER
                          DIRECTORSHIPS
NAME AND AGE                  HELD
--------------------  ---------------------
TRUSTEES WHO ARE INT
John P. Calamos,      - None
Sr.*
61
Nick P. Calamos*      - None
40
TRUSTEES WHO ARE NOT
Richard J. Dowen      - None
57
Joe F. Hanauer        - MAF Bancorp
64                    - Homestore.com, Inc.
                      - Grubb & Ellis Co.
John E. Neal          - None
51
OFFICERS:
Patrick H. Dudasik    - N/A
46
Rhowena Blank         - N/A
33
Jeff Lotito           - N/A
30
James S. Hamman, Jr.  - N/A
32

* John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") and are members of the executive committee of the board of trustees, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board. A family relationship exists between John P. Calamos and Nick P. Calamos. Nick P. Calamos is a nephew of John P. Calamos.

The Statement of Additional Information ("SAI") includes additional information about fund directors and is available upon request without charge by calling our toll free number (800) 582-6959.

The Addresses of the trustees are as follows: Mr. J. Calamos and Mr. N. Calamos, 1111 East Warrenville Road, Naperville, Illinois 60563-1463; Mr. Dowen, Department of Finance, Northern Illinois University, DeKalb, Illinois 60115-2854; Mr. Hanauer, 361 Forest Avenue, Suite 200, Laguna Beach, California 92651; and Mr. Neal, 309 Sterling Road, Kenilworth, Illinois 60043. The address of the officers of the Trust is 1111 East Warrenville Road, Naperville, Illinois 60563-1463.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
CALAMOS INVESTMENT TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CALAMOS INVESTMENT TRUST (comprising CALAMOS Convertible Fund, CALAMOS Convertible Growth and Income Fund, CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Convertible Fund, CALAMOS High Yield Fund, CALAMOS Convertible Technology Fund and CALAMOS MidCap Value Fund) as of March 31, 2002 and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the CALAMOS INVESTMENT TRUST at March 31, 2002, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2002

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CONVERTIBLE BONDS (61.3%)
              CAPITAL GOODS - INDUSTRIAL (6.2%)
$ 3,200,000   Briggs & Stratton Corp.(b)
              5.000%, 05/15/06                      $  3,544,000
  1,310,000   Brooks Automation, Inc.(b)
              4.750%, 06/01/08                         1,249,412
    735,000   General Motors Corp.(c)
              4.500%, 03/06/32                        19,477,500
  1,140,000   Thermo Electron Corp.
              4.000%, 01/15/05                         1,070,175
  3,185,000   Thermo Electron Corp. (Thermotrex)
              3.250%, 11/01/07                         2,611,700
 14,000,000   Tyco International, Ltd.
              0.000%, 02/12/21                         9,852,500
  2,750,000   Waste Connections, Inc.(b)
              5.500%, 04/15/06                         3,152,188
                                                    ------------
                                                      40,957,475
              CAPITAL GOODS - TECHNOLOGY (15.5%)
  6,000,000   Adaptec, Inc.(b)
              3.000%, 03/05/07                         6,562,500
 13,830,000   Amazon.com, Inc.
              4.750%, 02/01/09                         8,609,175
 12,200,000   Arrow Electronics, Inc.
              0.000%, 02/21/21                         5,764,500
  1,400,000   Atmel Corp.(b)
              0.000%, 04/21/18                           862,750
  8,000,000   Atmel Corp.(b)
              0.000%, 05/23/21                         2,740,000
  3,245,000   Bisys Group, Inc.(b)
              4.000%, 03/15/06                         4,027,856
  4,500,000   Celestica, Inc.
              0.000%, 08/01/20                         1,974,375
  4,765,000   Conexant Systems, Inc.
              4.000%, 02/01/07                         3,085,338
 18,600,000   Electronic Data Systems Corp.
              0.000%, 10/10/21                        14,717,250
  5,000,000   First Data Corp.
              2.000%, 03/01/08                         6,031,250
  5,000,000   GTECH Holdings Corp.(b)
              1.750%, 12/15/21                         5,456,250
  3,000,000   Intel Corp.
              (Samsung Electronics)(b)
              0.000%, 02/01/04                         4,413,750
  2,920,000   L-3 Communications Holdings(b)
              5.250%, 06/01/09                         4,394,600
  2,000,000   Liberty Media Corp. (Motorola)
              3.500%, 01/15/31                         1,450,000
  1,150,000   LSI Logic Corp.
              4.250%, 03/15/04                         1,334,000
  2,865,000   Morgan Stanley Dean
              Witter, MTN
              0.500%, 12/13/04                         2,635,800
  8,220,000   Morgan Stanley Dean
              Witter, MTN
              0.500%, 03/30/08                         6,827,738
  2,000,000   Motorola, Inc.
              0.000%, 09/27/13                         1,477,500

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 2,400,000   Photronics, Inc.(b)
              4.750%, 12/15/06                      $  2,823,000
 26,000,000   Solectron Corp.
              0.000%, 11/20/20                        12,187,500
  2,995,000   Symantec Corp.(b)
              3.000%, 11/01/06                         4,178,025
  1,175,000   Systems & Computer Technology Corp.
              5.000%, 10/15/04                         1,066,312
                                                    ------------
                                                     102,619,469
              CONSUMER CYCLICALS (13.8%)
  3,000,000   Carnival Corp.(b)
              2.000%, 04/15/21                         3,161,250
  6,500,000   Carnival Corp.
              2.000%, 04/15/21                         6,849,375
  6,000,000   Four Seasons Hotels
              0.000%, 09/23/29                         2,055,000
  3,200,000   Hilton Hotel Corp.
              5.000%, 05/15/06                         3,048,000
  9,500,000   J.C. Penney Company, Inc.(b)
              5.000%, 10/15/08                         8,906,250
 10,000,000   Jones Apparel Group, Inc.
              0.000%, 02/01/21                         5,225,000
 14,600,000   Lear Corp.(b)
              0.000%, 02/20/22                         6,369,250
  6,150,000   NRW Lufthansa
        EUR   1.250%, 01/04/12                         5,690,977
  5,000,000   Office Depot, Inc.
              0.000%, 12/11/07                         4,587,500
 14,000,000   Publicis Group, SA
        EUR   2.000%, 01/01/07                        13,710,521
  3,132,000   Publicis Group, SA
        EUR   1.000%, 01/18/18                         3,243,555
 26,100,000   Royal Caribbean Cruises
              0.000%, 02/02/21                         9,722,250
  6,500,000   Royal Caribbean Cruises
              0.000%, 05/18/21                         2,746,250
 11,000,000   Starwood Hotel & Resorts Worldwide,
              Inc.(b)
              0.000%, 05/25/21                         5,692,500
  5,500,000   The Gap, Inc.(b)
              5.750%, 03/15/09                         6,393,750
  7,300,000   Valassis Communications, Inc.
              0.000%, 06/06/21                         4,088,000
                                                    ------------
                                                      91,489,428
              CONSUMER GROWTH STAPLES (16.2%)
  1,350,000   Alza Corp.
              (Johnson & Johnson)(b)
              0.000%, 07/28/20                         1,216,688
  3,500,000   Alza Corp.
              (Johnson & Johnson)
              0.000%, 07/28/20                         3,154,375
  3,500,000   American Greetings Corp.(b)
              7.000%, 07/15/06                         5,433,750
  1,730,000   AmerisourceBergen Corp.(b)
              5.000%, 12/01/07                         2,564,725
  3,000,000   Cendant Corp.
              3.875%, 11/27/11                         3,180,000

               See accompanying Notes to Schedule of Investments.             29

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 9,350,000   Cendant Corp.(b)
              0.000%, 02/13/21                      $  6,743,687
 12,500,000   Cendant Corp.
              0.000%, 02/13/21                         9,015,625
  4,000,000   Community Health
              Systems, Inc.
              4.250%, 10/15/08                         3,785,000
  7,650,000   Cracker Barrel Old Country Store,
              Inc.
              0.000%, 04/03/32                         3,135,544
  2,225,000   Elan Corp., PLC
              3.500%, 07/15/02                         2,152,688
  3,365,000   Elan Corp., PLC
              0.000%, 12/14/18                         1,653,056
 11,000,000   Givaudan, SA
              1.000%, 06/07/06                        12,581,800
  7,000,000   Hasbro, Inc.(b)
              2.750%, 12/01/21                         6,895,000
  3,300,000   Health Management
              Associates, Inc.(b)
              0.250%, 08/16/20                         2,277,000
  2,900,000   Health Management
              Associates, Inc.
              0.250%, 08/16/20                         2,001,000
  5,775,000   Health Management
              Associates, Inc.(b)
              0.000%, 01/28/22                         4,836,562
  8,400,000   King Pharmaceuticals, Inc.(b)
              2.750%, 11/15/21                         8,274,000
  8,500,000   Laboratory Corporation of America
              Holdings
              0.000%, 09/11/21                         6,396,250
  4,800,000   Lowe's Companies, Inc.
              0.861%, 10/19/21                         4,614,000
  5,800,000   Lowe's Companies, Inc.
              0.000%, 02/16/21                         4,611,000
 11,000,000   News America, Inc.(b)
              0.000%, 02/28/21                         5,238,750
  5,300,000   Reebok International, Ltd.(b)
              4.250%, 03/01/21                         5,505,375
  1,700,000   Service Corp.
              6.750%, 06/22/08                         1,725,500
                                                    ------------
                                                     106,991,375
              CONSUMER STAPLES (3.3%)
  2,000,000   Koninklijke Ahold
        EUR   4.000%, 05/19/05                         1,910,150
 15,000,000   Masco Corp.
              0.000%, 07/20/31                         6,356,250
  4,000,000   Nestle Australia, Ltd.
              3.000%, 05/09/05                         4,471,200
  4,000,000   Nestle Australia, Ltd.
              1.250%, 04/27/05                         3,902,464
 17,000,000   Supervalu, Inc.(b)
              0.000%, 11/02/31                         5,036,250
                                                    ------------
                                                      21,676,314

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
              ENERGY (2.1%)
$ 4,000,000   Anadarko Petroleum Corp.
              0.000%, 03/07/20                      $  2,800,000
  3,000,000   Devon Energy (Chevron)
              4.900%, 08/15/08                         3,018,750
  8,400,000   Diamond Offshore Drilling, Inc.(b)
              1.500%, 04/15/31                         7,801,500
                                                    ------------
                                                      13,620,250
              FINANCIAL (2.5%)
  2,600,000   Equity Office Properties Trust
              7.250%, 11/15/08                         2,765,750
  7,100,000   Goldman Sachs, MTN
              1.000%, 12/12/07                         6,540,875
  3,500,000   PMI Group, Inc.(b)
              2.500%, 07/15/21                         3,850,000
    122,870   Travelers Property Casualty Corp.(c)
              4.500%, 04/15/32                         3,254,826
                                                    ------------
                                                      16,411,451
              TELECOMMUNICATIONS (1.3%)
  2,000,000   Corning, Inc.
              4.875%, 03/01/08                         1,700,000
    400,000   Liberty Media Corp. (Sprint PCS
              Group)(b)
              3.750%, 02/15/30                           190,000
  3,780,000   Nextel Communications, Inc.(b)
              6.000%, 06/01/11                         2,107,350
  2,500,000   Nextel Communications, Inc.
              6.000%, 06/01/11                         1,393,750
  4,800,000   Nortel Networks Corp.(b)
              4.250%, 09/01/08                         3,408,000
                                                    ------------
                                                       8,799,100
              UTILITIES (0.4%)
  4,500,000   AES Corp.
              4.500%, 08/15/05                         2,823,750
                                                    ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $399,023,981)                    405,388,612

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (20.7%)
              BASIC INDUSTRIES (0.7%)
     99,200   Sealed Air Corp. (W.R. Grace)
              4.000%                                   4,548,320
              CAPITAL GOODS - INDUSTRIAL (2.1%)
    246,000   Ford Motor Company Capital Trust II
              6.500%                                  13,835,040
              CAPITAL GOODS - TECHNOLOGY (2.9%)
     81,100   Electronic Data Systems Corp.
              7.625%                                   4,099,605
    139,715   Motorola, Inc.
              7.000%                                   6,204,743
     36,000   Northrop Grumman Corp.
              7.250%                                   4,397,040
     62,400   Raytheon Company
              8.250%                                   4,243,824
                                                    ------------
                                                      18,945,212

 30            See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
              CONSUMER CYCLICALS (0.9%)
    138,200   Newell Financial Trust I
              5.250%                                $  5,718,025
              CONSUMER STAPLES (0.9%)
    115,000   Suiza Foods Capital Trust II
              5.500%                                   5,994,375
              CREDIT CYCLICALS (3.1%)
    133,400   Washington Mutual, Inc.(b)
              5.375%                                   6,486,575
    293,500   Washington Mutual, Inc.
              5.375%                                  14,198,063
                                                    ------------
                                                      20,684,638
              ENERGY (0.1%)
     15,000   El Paso Corp. Capital Trust I
              4.750%                                     847,500
              FINANCIAL (6.5%)
    141,700   Commerce Bancorp, Inc.(b)
              5.950%                                   7,510,100
     24,800   Equity Office Properties Trust
              5.250%                                   1,122,200
     50,700   Equity Residential Properties Trust
              7.250%                                   1,290,822
     86,000   Host Marriott Financial Trust
              6.750%                                   3,751,750
    173,700   LaBranche & Company, Inc.
              6.750%                                   5,554,058
     64,000   Metlife Capital Trust I
              8.000%                                   6,262,400
    139,500   National Australia Bank, Ltd.
              7.875%                                   4,561,650
    170,000   Prudential Financial, Inc.
              6.750%                                   9,354,250
     46,600   Sovereign Capital Trust II
              7.500%                                   3,727,534
                                                    ------------
                                                      43,134,764
              TELECOMMUNICATIONS (1.3%)
      9,200   Lucent Technologies, Inc.(b)
              8.000%                                   8,480,100
              TRANSPORTATION (1.0%)
     53,000   CNF Trust I
              5.000%                                   2,544,000
     78,100   Union Pacific Capital Trust
              6.250%                                   3,924,525
                                                    ------------
                                                       6,468,525
              UTILITIES (1.2%)
     81,500   AES Trust VII(b)
              6.000%                                   1,609,624
     60,000   AES Trust VII
              6.000%                                   1,185,000
     99,400   Calpine Capital Trust III(b)
              5.000%                                   2,435,300
    113,565   Calpine Capital Trust III
              5.000%                                   2,782,343
                                                    ------------
                                                       8,012,267
                                                    ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $134,677,693)                    136,668,766

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------

COMMON STOCKS (10.9%)
              CAPITAL GOODS - INDUSTRIAL (0.6%)
    147,000   Waste Management, Inc.                $  4,005,750
              CONSUMER CYCLICALS (6.2%)
    215,000   AMR Corp.(a)                             5,678,150
    266,000   Boeing Company                          12,834,500
    235,000   Genuine Parts Company                    8,640,950
    570,000   Hilton Hotel Corp.                       8,151,000
    300,000   Office Depot, Inc.(a)                    5,955,000
                                                    ------------
                                                      41,259,600
              CONSUMER GROWTH STAPLES (1.1%)
    235,000   Mylan Laboratories, Inc.                 6,923,100
              CONSUMER STAPLES (2.3%)
    186,000   Kellogg Company                          6,244,020
    235,000   UST, Inc.                                9,148,550
                                                    ------------
                                                      15,392,570
              CREDIT CYCLICALS (0.3%)
     28,000   Federal Home Loan Mortgage Corp.         1,774,360
              FINANCIAL (0.4%)
     60,000   Countrywide Credit Industry, Inc.        2,685,000
                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $56,304,218)                      72,040,380

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
PUT OPTIONS (0.0%)
              CAPITAL GOODS - TECHNOLOGY (0.0%)
        225   Electronic Data Systems Corp.(a),
              LEAPS Expiration 01/18/03
              Strike 60                                  138,375
              CREDIT CYCLICALS (0.0%)
        250   Washington Mutual, Inc.(a)
              LEAPS Expiration 01/18/03
              Strike 33.375                              127,500
                                                    ------------
              TOTAL PUT OPTIONS
              (Cost $576,050)                            265,875

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (1.8%)
$13,000,000   United States Treasury Strips
              0.000%, 11/15/18                         4,619,732
              UNITED STATES TREASURY NOTES
  2,750,000   6.875%, 05/15/06                         2,968,067
  2,000,000   6.500%, 10/15/06                         2,131,954
  2,000,000   6.250%, 02/15/03                         2,062,580
                                                    ------------
                                                       7,162,601
                                                    ------------
              TOTAL U.S. GOVERNMENT SECURITIES
              (Cost $11,562,584)                      11,782,333

TOTAL INVESTMENTS (94.7%)
(Cost $602,144,526)                                  626,145,966
                                                    ------------

               See accompanying Notes to Schedule of Investments.             31

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

                                                       VALUE
----------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES (5.3%)               $ 35,085,733
                                                    ------------
NET ASSETS (100.0%)                                 $661,231,699
                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-Income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

 32             See accompanying Notes to Financial Statements.

                             CONVERTIBLE GROWTH AND

                                  INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CONVERTIBLE BONDS (54.8%)
              BASIC INDUSTRIES (0.7%)
$ 2,400,000   Quanex Corp.
              6.880%, 06/30/07                      $  2,712,000
              CAPITAL GOODS - INDUSTRIAL (3.2%)
    565,000   Brooks Automation, Inc.(b)
              4.750%, 06/01/08                           538,869
    310,000   General Motors Corp.(c)
              4.500%, 03/06/32                         8,215,000
    625,000   Robbins & Myers, Inc.
              6.500%, 09/01/03                           675,000
  1,700,000   Thermo Electron Corp.
              4.000%, 01/15/05                         1,595,875
  2,250,000   Waste Connections, Inc.(b)
              5.500%, 04/15/06                         2,579,062
                                                    ------------
                                                      13,603,806
              CAPITAL GOODS - TECHNOLOGY (17.7%)
  3,000,000   Acxiom Corp.
              3.750%, 02/15/09                         3,483,750
  5,500,000   Adaptec, Inc.(b)
              3.000%, 03/05/07                         6,015,625
  2,400,000   Affiliated Computer Services,
              Inc.(b)
              3.500%, 02/15/06                         3,447,000
    800,000   Atmel Corp.(b)
              0.000%, 04/21/18                           493,000
    900,000   Atmel Corp.
              0.000%, 04/21/18                           554,625
  3,500,000   Atmel Corp.(b)
              0.000%, 05/23/21                         1,198,750
  2,800,000   Bisys Group, Inc.(b)
              4.000%, 03/15/06                         3,475,500
  2,950,000   Celestica, Inc.
              0.000%, 08/01/20                         1,294,312
  5,925,000   Cymer, Inc.(b)
              3.500%, 02/15/09                         7,035,938
  4,400,000   Electronic Data Systems Corp.
              0.000%, 10/10/21                         3,481,500
  2,500,000   FEI Company(b)
              5.500%, 08/15/08                         2,587,500
  5,000,000   First Data Corp.
              2.000%, 03/01/08                         6,031,250
  5,800,000   GTECH Holdings Corp.(b)
              1.750%, 12/15/21                         6,329,250
  1,500,000   L-3 Communications Holdings(b)
              5.250%, 06/01/09                         2,257,500
  2,500,000   L-3 Communications Holdings
              4.000%, 09/15/11                         2,971,875
  3,300,000   Morgan Stanley Dean Witter, MTN
              0.500%, 03/30/08                         2,741,062
  2,900,000   Network Associates, Inc.(b)
              5.250%, 08/15/06                         4,473,250
  4,400,000   Photronics, Inc.(b)
              4.750%, 12/15/06                         5,175,500
  1,540,000   Symantec Corp.(b)
              3.000%, 11/01/06                         2,148,300
  3,000,000   Symantec Corp.
              3.000%, 11/01/06                         4,185,000

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$   250,000   Systems & Computer Technology Corp.
              5.000%, 10/15/04                      $    226,875
  6,000,000   Tech Data Corp.(b)
              2.000%, 12/15/21                         6,067,500
                                                    ------------
                                                      75,674,862
              CONSUMER CYCLICALS (9.6%)
  4,000,000   Airborne, Inc.
              5.750%, 04/01/07                         4,175,000
  8,600,000   Best Buy Company, Inc.
              0.684%, 06/27/21                         6,837,000
  1,275,000   Carnival Corp.(b)
              2.000%, 04/15/21                         1,343,531
  5,000,000   Carnival Corp.
              2.000%, 04/15/21                         5,268,750
  3,000,000   Four Seasons Hotels
              0.000%, 09/23/29                         1,027,500
  6,600,000   J.C. Penney Company, Inc.(b)
              5.000%, 10/15/08                         6,187,500
  3,800,000   Jones Apparel Group, Inc.(b)
              0.000%, 02/01/21                         1,985,500
 13,000,000   Lear Corp.(b)
              0.000%, 02/20/22                         5,671,250
 12,460,000   Royal Caribbean Cruises
              0.000%, 02/02/21                         4,641,350
  7,000,000   Valassis Communications, Inc.
              0.000%, 06/06/21                         3,920,000
                                                    ------------
                                                      41,057,381
              CONSUMER GROWTH STAPLES (13.5%)
  1,750,000   Alza Corp.
              (Johnson & Johnson)
              0.000%, 07/28/20                         1,577,188
  1,520,000   AmerisourceBergen Corp.(b)
              5.000%, 12/01/07                         2,253,400
  8,600,000   Brinker International, Inc.(b)
              0.000%, 10/10/21                         5,772,750
  6,000,000   Cendant Corp.(b)
              0.000%, 02/13/21                         4,327,500
  1,500,000   Cendant Corp.
              0.000%, 02/13/21                         1,081,875
  2,000,000   Community Health Systems, Inc.
              4.250%, 10/15/08                         1,892,500
  3,865,000   Cracker Barrel Old Country Store,
              Inc.
              0.000%, 04/03/32                         1,584,167
  1,350,000   Elan Corp., PLC
              0.000%, 12/14/18                           663,187
  6,100,000   Hasbro, Inc.(b)
              2.750%, 12/01/21                         6,008,500
  2,550,000   Health Management Associates,
              Inc.(b)
              0.250%, 08/16/20                         1,759,500
  3,400,000   Health Management Associates, Inc.
              0.250%, 08/16/20                         2,346,000
  5,315,000   King Pharmaceuticals, Inc.(b)
              2.750%, 11/15/21                         5,235,275
  5,300,000   Laboratory Corporation of America
              Holdings
              0.000%, 09/11/21                         3,988,250
  7,500,000   Lowe's Companies, Inc.(b)
              0.000%, 02/16/21                         5,962,500

               See accompanying Notes to Schedule of Investments.             33

                             CONVERTIBLE GROWTH AND

                                  INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 2,940,000   Reebok International, Ltd.(b)
              4.250%, 03/01/21                      $  3,053,925
  3,150,000   Resmed, Inc.(b)
              4.000%, 06/20/06                         2,819,250
  5,650,000   Service Corp.
              6.750%, 06/22/08                         5,734,750
  1,650,000   Teva Pharmaceutical Industries,
              Ltd.(b)
              1.500%, 10/15/05                         1,635,562
                                                    ------------
                                                      57,696,079
              CONSUMER STAPLES (2.7%)
 27,500,000   Supervalu, Inc.(b)
              0.000%, 11/02/31                         8,146,875
  6,200,000   Whole Foods Market, Inc.
              0.000%, 03/02/18                         3,293,750
                                                    ------------
                                                      11,440,625
              CREDIT CYCLICALS (1.0%)
  9,500,000   Masco Corp.
              0.000%, 07/20/31                         4,025,625
              ENERGY (1.8%)
  1,670,000   Anadarko Petroleum Corp.
              0.000%, 03/07/20                         1,169,000
  3,000,000   Devon Energy (Chevron)
              4.900%, 08/15/08                         3,018,750
  3,950,000   Diamond Offshore Drilling, Inc.(b)
              1.500%, 04/15/31                         3,668,563
                                                    ------------
                                                       7,856,313
              FINANCIAL (3.1%)
  2,500,000   Eaton Vance Corp.
              0.000%, 08/13/31                         1,721,875
  2,300,000   Goldman Sachs, MTN
              1.000%, 12/12/07                         2,118,875
  5,500,000   HCC Insurance Holdings, Inc.
              2.000%, 09/01/21                         5,974,375
  1,500,000   PMI Group, Inc.(b)
              2.500%, 07/15/21                         1,650,000
     71,250   Travelers Property Casualty Corp.(c)
              4.500%, 04/15/32                         1,887,413
                                                    ------------
                                                      13,352,538
              TRANSPORTATION (0.8%)
  4,200,000   CSX Corp.
              0.000%, 10/30/21                         3,585,750
              UTILITIES (0.7%)
  2,000,000   AES Corp.
              4.500%, 08/15/05                         1,255,000
  1,775,000   Calpine Corp.
              0.000%, 04/30/21                         1,752,813
                                                    ------------
                                                       3,007,813
                                                    ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $223,520,771)                    234,012,792
 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (17.1%)
              CAPITAL GOODS - TECHNOLOGY (4.4%)
     83,800   Electronic Data Systems Corp.
              7.625%                                $  4,236,090
     34,000   Northrop Grumman Corp.
              7.250%                                   4,152,760
    150,000   Raytheon Company
              8.250%                                  10,201,500
                                                    ------------
                                                      18,590,350
              CONSUMER CYCLICALS (0.5%)
     55,000   Newell Financial Trust I
              5.250%                                   2,275,625
              CONSUMER GROWTH STAPLES (0.9%)
     70,000   McKesson Corp.
              5.000%                                   3,780,000
              CONSUMER STAPLES (0.5%)
     40,000   Suiza Foods Capital Trust II
              5.500%                                   2,085,000
              CREDIT CYCLICALS (2.1%)
     96,000   Washington Mutual, Inc.(b)
              5.375%                                   4,668,000
     89,500   Washington Mutual, Inc.
              5.375%                                   4,329,563
                                                    ------------
                                                       8,997,563
              ENERGY (0.1%)
      8,800   El Paso Corp. Capital Trust I
              4.750%                                     497,200
              FINANCIAL (4.5%)
     85,750   Commerce Bancorp, Inc.(b)
              5.950%                                   4,544,750
     28,200   Equity Office Properties Trust
              5.250%                                   1,276,050
     54,000   Equity Residential Properties Trust
              4.750%                                   1,374,840
     86,000   IndyMac Bancorp, Inc.
              6.000%                                   4,136,600
    100,500   LaBranche & Company, Inc.
              6.750%                                   3,213,487
     20,355   Metlife Capital Trust I
              4.000%                                   1,991,737
     30,800   Sovereign Capital Trust II
              7.500%                                   2,463,692
                                                    ------------
                                                      19,001,156
              TELECOMMUNICATIONS (1.1%)
      4,935   Lucent Technologies, Inc.(b)
              8.000%                                   4,548,836
              TRANSPORTATION (1.6%)
     25,700   CNF Trust I
              5.000%                                   1,233,600
    114,000   Union Pacific Capital Trust
              6.250%                                   5,728,500
                                                    ------------
                                                       6,962,100

 34            See accompanying Notes to Schedule of Investments.

                             CONVERTIBLE GROWTH AND

                                  INCOME FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
              UTILITIES (1.4%)
     23,000   AES Trust VII(b)
              6.000%                                $    454,250
     42,000   AES Trust VII
              6.000%                                     829,500
     33,500   Calpine Capital Trust III(b)
              5.000%                                     820,750
     37,000   Calpine Capital Trust III
              5.000%                                     906,500
     46,000   Dominion Resources, Inc.
              9.500%                                   2,825,780
                                                    ------------
                                                       5,836,780
                                                    ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $74,553,547)                      72,574,610

COMMON STOCKS (13.4%)
              BASIC INDUSTRIES (1.2%)
     95,000   Bemis Company, Inc.                      5,163,250
              CAPITAL GOODS - TECHNOLOGY (0.3%)
     37,000   Peoplesoft, Inc.(a)                      1,351,610
              CONSUMER CYCLICALS (4.4%)
    127,000   Boeing Company                           6,127,750
    115,000   Genuine Parts Company                    4,228,550
    271,000   Hilton Hotel Corp.                       3,875,300
    220,000   Office Depot, Inc.(a)                    4,367,000
                                                    ------------
                                                      18,598,600
              CONSUMER GROWTH STAPLES (4.7%)
    140,000   Boston Scientific Corp.(a)               3,512,600
    105,000   Deluxe Corp.                             4,857,300
    333,000   Mattel, Inc.                             6,939,720
    163,000   Mylan Laboratories, Inc.                 4,801,980
                                                    ------------
                                                      20,111,600
              CONSUMER STAPLES (1.5%)
    165,000   UST, Inc.                                6,423,450
              FINANCIAL (1.3%)
    126,000   H&R Block, Inc.                          5,600,700
                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $47,463,024)                      57,249,210

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
PUT OPTIONS (0.0%)
              CAPITAL GOODS - TECHNOLOGY (0.0%)
        100   Electronic Data Systems Corp.(a),
              LEAPS Expiration 01/18/03
              Strike 60                             $     61,500
              CREDIT CYCLICALS (0.0%)
         80   Washington Mutual, Inc.(a)
              LEAPS Expiration 01/18/03
              Strike 33.375                               40,800
                                                    ------------
              TOTAL PUT OPTIONS
              (Cost $220,540)                            102,300

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (0.8%)
              UNITED STATES TREASURY NOTES
$   635,000   6.875%, 05/15/06                           685,354
  2,750,000   6.250%, 02/15/03                         2,836,047
                                                    ------------
                                                       3,521,401
                                                    ------------
              TOTAL U.S. GOVERNMENT SECURITIES
              (Cost $3,398,854)                        3,521,401

TOTAL INVESTMENTS (86.1%)
(Cost $349,156,736)                                  367,460,313
                                                    ------------
OTHER ASSETS, LESS LIABILITIES (13.9%)                59,510,404
                                                    ------------
NET ASSETS (100.0%)                                 $426,970,717
                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-Income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

                See accompanying Notes to Financial Statements.               35

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CONVERTIBLE BONDS (86.4%)
              BASIC INDUSTRIES (1.0%)
$ 2,000,000   INCO, Ltd.(b)
              0.000%, 03/29/21                     $   1,170,000
  6,800,000   INCO, Ltd.
              0.000%, 03/29/21                         3,978,000
                                                   -------------
                                                       5,148,000
              CAPITAL GOODS - INDUSTRIAL (6.8%)
  6,850,000   Briggs & Stratton Corp.(b)
              5.000%, 05/15/06                         7,586,375
  8,000,000   Danaher Corp.
              0.000%, 01/22/21                         5,290,000
 11,025,000   Navistar International Corp.(b)
              4.750%, 04/01/09                        11,507,344
  4,000,000   Veeco Instruments, Inc.(b)
              4.125%, 12/21/08                         4,452,500
  6,905,000   Waste Connections, Inc.(b)
              5.500%, 04/15/06                         7,914,856
                                                   -------------
                                                      36,751,075
              CAPITAL GOODS - TECHNOLOGY (21.2%)
 10,000,000   Adaptec, Inc.(b)
              3.000%, 03/05/07                        10,937,500
 17,670,000   Arrow Electronics, Inc.
              0.000%, 02/21/21                         8,349,075
  2,000,000   Axcelis Technologies, Inc.(b)
              4.250%, 01/15/07                         1,982,500
  6,270,000   Chartered Semiconductor
              Manufacturing, Ltd.
              2.500%, 04/02/06                         6,381,913
  2,000,000   DDI Corp.
              6.250%, 04/01/07                         1,992,500
  2,000,000   EDO Corp.
              5.250%, 04/15/07                         2,215,000
  4,000,000   Electro Scientific Industries,
              Inc.(b)
              4.250%, 12/21/06                         4,615,000
  6,000,000   FEI Company(b)
              5.500%, 08/15/08                         6,210,000
  7,100,000   GTECH Holdings Corp.(b)
              1.750%, 12/15/21                         7,747,875
  4,650,000   Kulicke & Soffa Industries, Inc.(b)
              5.250%, 08/15/06                         5,969,437
  3,800,000   Kulicke & Soffa Industries, Inc.
              5.250%, 08/15/06                         4,878,250
 10,000,000   L-3 Communications Holdings(b)
              4.000%, 09/15/11                        11,887,500
 10,000,000   LSI Logic Corp.(b)
              4.000%, 11/01/06                         9,700,000
  8,000,000   LTX Corp.(b)
              4.250%, 08/15/06                         9,340,000
 10,500,000   Photronics, Inc.(b)
              4.750%, 12/15/06                        12,350,625
 10,975,000   Tech Data Corp.(b)
              2.000%, 12/15/21                        11,098,469
                                                   -------------
                                                     115,655,644

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
              CONSUMER CYCLICALS (12.2%)
$10,060,000   Best Buy Company, Inc.(b)
              2.250%, 01/15/22                     $  10,361,800
  5,400,000   Carnival Corp.(b)
              2.000%, 04/15/21                         5,690,250
  4,600,000   Carnival Corp.
              2.000%, 04/15/21                         4,847,250
  2,525,000   EGL, Inc.(b)
              5.000%, 12/15/06                         2,738,047
 19,025,000   J.C. Penney Company, Inc.(b)
              5.000%, 10/15/08                        17,835,937
 25,650,000   Lear Corp.(b)
              0.000%, 02/20/22                        11,189,813
 12,000,000   The Gap, Inc.(b)
              5.750%, 03/15/09                        13,950,000
                                                   -------------
                                                      66,613,097
              CONSUMER GROWTH STAPLES (34.4%)
 10,060,000   Abgenix, Inc.(b)
              3.500%, 03/15/07                         9,393,525
 13,000,000   Apogent Technologies, Inc.(b)
              2.250%, 10/15/21                        13,503,750
  3,075,000   Apogent Technologies, Inc.
              2.250%, 10/15/21                         3,194,156
 10,000,000   Brinker International, Inc.(b)
              0.000%, 10/10/21                         6,712,500
 10,560,000   Cendant Corp.(b)
              3.875%, 11/27/11                        11,193,600
  9,750,000   Cephalon, Inc.(b)
              2.500%, 12/15/06                         9,494,062
  7,490,000   Community Health Systems, Inc.
              4.250%, 10/15/08                         7,087,413
  6,500,000   Enzon, Inc.(b)
              4.500%, 07/01/08                         5,720,000
  2,800,000   Enzon, Inc.
              4.500%, 07/01/08                         2,464,000
  8,200,000   Genzyme Corp.
              3.000%, 05/15/21                         7,779,750
 10,000,000   Hasbro, Inc.(b)
              2.750%, 12/01/21                         9,850,000
  9,800,000   ICN Pharmaceuticals, Inc.(b)
              6.500%, 07/15/08                        11,000,500
  8,300,000   King Pharmaceuticals, Inc.(b)
              2.750%, 11/15/21                         8,175,500
     50,000   King Pharmaceuticals, Inc.
              2.750%, 11/15/21                            49,250
 13,000,000   Manpower, Inc.(b)
              0.000%, 08/17/21                         8,157,500
 10,000,000   OSI Pharmaceuticals, Inc.(b)
              4.000%, 02/01/09                        10,100,000
  3,000,000   Province Healthcare Company
              4.500%, 11/20/05                         3,120,000
  6,725,000   Province Healthcare Company(b)
              4.250%, 10/10/08                         6,783,844
     25,000   Province Healthcare Company
              4.250%, 10/10/08                            25,219

 36            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$10,500,000   Quest Diagnostics, Inc.
              1.750%, 11/30/21                     $  11,865,000
 10,000,000   Reebok International, Ltd.
              4.250%, 03/01/21                        10,387,500
  3,225,000   Regeneron Pharmaceuticals, Inc.(b)
              5.500%, 10/17/08                         3,426,563
  5,800,000   Resmed, Inc.(b)
              4.000%, 06/20/06                         5,191,000
  3,200,000   Resmed, Inc.
              4.000%, 06/20/06                         2,864,000
  6,600,000   School Specialty, Inc.(b)
              6.000%, 08/01/08                         7,235,250
  1,600,000   School Specialty, Inc.
              6.000%, 08/01/08                         1,754,000
  2,825,000   Teva Pharmaceutical Industries,
              Ltd.(b)
              1.500%, 10/15/05                         2,800,281
  4,000,000   Teva Pharmaceutical Industries,
              Ltd.
              1.500%, 10/15/05                         3,965,000
  2,500,000   Teva Pharmaceutical Industries,
              Ltd.(b)
              0.750%, 08/15/21                         2,328,125
  1,500,000   WebMD Corp.
              3.250%, 04/01/07                         1,488,750
                                                   -------------
                                                     187,110,038
              ENERGY (3.6%)
  7,600,000   Diamond Offshore Drilling, Inc.(b)
              1.500%, 04/15/31                         7,058,500
  4,000,000   Diamond Offshore Drilling, Inc.
              1.500%, 04/15/31                         3,715,000
  5,700,000   Evergreen Resources, Inc.
              4.750%, 12/15/21                         6,077,625
  2,500,000   St. Mary Land & Exploration
              Company(b)
              5.750%, 03/15/22                         2,731,250
                                                   -------------
                                                      19,582,375
              FINANCIAL (5.2%)
  2,380,000   Affiliated Managers Group, Inc.
              0.000%, 05/07/21                         2,335,375
  8,450,000   PMI Group, Inc.(b)
              2.500%, 07/15/21                         9,295,000
 15,560,000   Radian Group, Inc.
              2.250%, 01/01/22                        16,707,550
                                                   -------------
                                                      28,337,925
              TELECOMMUNICATIONS (2.0%)
 11,200,000   Corning, Inc.
              3.500%, 11/01/08                        11,046,000
                                                   -------------
              TOTAL CONVERTIBLE BONDS
              (Cost $454,358,677)                    470,244,154

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (11.2%)
              BASIC INDUSTRIES (0.9%)
    102,500   Sealed Air Corp. (W.R. Grace)
              4.000%                               $   4,699,625
              CAPITAL GOODS - INDUSTRIAL (4.5%)
    225,100   Cummins Capital Trust I(b)
              7.000%                                  13,309,037
    200,000   Ford Motor Company Capital Trust II
              6.500%                                  11,248,000
                                                   -------------
                                                      24,557,037
              CREDIT CYCLICALS (1.4%)
    153,550   Washington Mutual, Inc.(b)
              5.375%                                   7,466,369
              FINANCIAL (2.0%)
     92,600   IndyMac Bancorp, Inc.
              6.000%                                   4,454,060
    192,400   National Australia Bank, Ltd.
              7.875%                                   6,291,480
                                                   -------------
                                                      10,745,540
              TELECOMMUNICATIONS (2.1%)
      8,300   Lucent Technologies, Inc.(b)
              8.000%                                   7,650,525
      4,150   Lucent Technologies, Inc.
              8.000%                                   3,825,262
                                                   -------------
                                                      11,475,787
              UTILITIES (0.3%)
     49,300   Mirant Trust I
              6.250%                                   1,932,560
                                                   -------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $57,485,210)                      60,876,918

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
PUT OPTIONS (0.0%)
              CAPITAL GOODS - INDUSTRIAL (0.0%)
        600   Navistar International Corp.(a)
              Expiration 07/19/02
              Strike 30                                   13,500
      1,000   Veeco Instruments, Inc.(a)
              Expiration 04/20/02
              Strike 15                                   12,500
                                                   -------------
                                                          26,000
              CAPITAL GOODS - TECHNOLOGY (0.0%)
         45   DDI Corp.(a)
              Expiration 07/19/02
              Strike 5                                     1,463
        200   Electro Scientific Industries,
              Inc.(a)
              Expiration 06/21/02
              Strike 25                                    8,500
        150   FEI Company(a)
              Expiration 06/21/02
              Strike 20                                    5,625
                                                   -------------
                                                          15,588

               See accompanying Notes to Schedule of Investments.             37

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
              CONSUMER CYCLICALS (0.0%)
         70   EGL, Inc.(a)
              Expiration 05/17/02
              Strike 7.5                           $         875
      2,400   J.C. Penney Company, Inc.(a)
              Expiration 05/17/02
              Strike 12.5                                 24,000
                                                   -------------
                                                          24,875
              CONSUMER GROWTH STAPLES (0.0%)
        600   ICN Pharmaceuticals, Inc.(a)
              Expiration 06/21/02
              Strike 22.5                                  9,000
        400   WebMD Corp.(a)
              Expiration 07/19/02
              Strike 5                                    10,000
                                                   -------------
                                                          19,000
              ENERGY (0.0%)
        190   St. Mary Land & Exploration
              Company(a)
              Expiration 05/17/02
              Strike 15                                    5,225
              TELECOMMUNICATIONS (0.0%)
      1,814   Corning, Inc.(a)
              Expiration 08/16/02
              Strike 5                                    36,280
                                                   -------------
              TOTAL PUT OPTIONS
              (Cost $306,291)                            126,968

TOTAL INVESTMENTS (97.6%)
(Cost $512,150,178)                                  531,248,040

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
COMMON STOCKS SOLD SHORT (-46.9%)
              BASIC INDUSTRIES (-0.8%)
   (70,500)   INCO, Ltd.                              (1,379,685)
   (56,600)   Sealed Air Corp.                        (2,664,728)
                                                   -------------
                                                      (4,044,413)
              CAPITAL GOODS - INDUSTRIAL (-5.9%)
   (62,000)   Briggs & Stratton Corp.                 (2,852,000)
  (190,850)   Cummins Engine Company, Inc.            (9,013,845)
   (24,000)   Danaher Corp.                           (1,704,480)
  (400,000)   Ford Motor Company                      (6,596,000)
  (121,000)   Navistar International Corp.            (5,360,300)
   (84,000)   Veeco Instruments, Inc.                 (2,940,000)
  (110,500)   Waste Connections, Inc.                 (3,702,855)
                                                   -------------
                                                     (32,169,480)
              CAPITAL GOODS - TECHNOLOGY (-11.3%)
  (488,425)   Adaptec, Inc.                           (6,530,242)
   (65,000)   Axcelis Technologies, Inc.(b)             (929,500)
   (78,800)   Bisys Group, Inc.                       (2,204,036)
   (60,250)   Chartered Semiconductor
              Manufacturing, Ltd.                     (1,621,327)
  (132,600)   DDI Corp.                               (1,131,078)

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
   (45,500)   EDO Corp.                            $  (1,228,955)
   (85,000)   Electro Scientific Industries, Inc.     (3,115,250)
   (78,000)   FEI Company                             (2,772,900)
   (79,200)   GTECH Holdings Corp.                    (3,861,000)
  (325,350)   Kulicke & Soffa Industries, Inc.        (6,770,533)
   (75,000)   L-3 Communications Holdings             (8,400,000)
  (240,200)   LSI Logic Corp.                         (4,083,400)
  (200,750)   LTX Corp.                               (5,458,393)
  (228,100)   Photronics, Inc.                        (7,693,813)
  (120,200)   Tech Data Corp.                         (5,515,978)
                                                   -------------
                                                     (61,316,405)
              CONSUMER CYCLICALS (-5.7%)
   (60,000)   Best Buy Company, Inc.                  (4,752,000)
  (100,000)   Carnival Corp.                          (3,265,000)
  (108,000)   EGL, Inc.                               (1,711,800)
  (450,200)   J.C. Penney Company, Inc.               (9,323,642)
   (83,225)   Lear Corp.                              (3,961,510)
  (539,700)   The Gap, Inc.                           (8,117,088)
                                                   -------------
                                                     (31,131,040)
              CONSUMER GROWTH STAPLES (-15.6%)
  (257,775)   Abgenix, Inc.                           (4,869,370)
  (281,600)   Apogent Technologies, Inc.              (6,949,888)
  (110,000)   Brinker International, Inc.             (3,565,100)
  (190,000)   Cendant Corp.                           (3,648,000)
   (90,250)   Cephalon, Inc.                          (5,685,750)
  (142,300)   Community Health Systems, Inc.          (3,146,253)
   (81,400)   Enzon, Inc.                             (3,605,206)
   (61,500)   Genzyme Corp.                           (2,685,705)
  (260,000)   Hasbro, Inc.                            (4,113,200)
  (215,200)   ICN Pharmaceuticals, Inc.               (6,832,600)
   (91,300)   King Pharmaceuticals, Inc.              (3,196,413)
   (65,100)   Manpower, Inc.                          (2,531,088)
  (138,600)   OSI Pharmaceuticals, Inc.               (5,426,190)
  (151,100)   Province Healthcare Company             (4,800,447)
   (73,000)   Quest Diagnostics, Inc.                 (6,048,050)
  (130,000)   Reebok International, Ltd.              (3,513,900)
   (80,000)   Regeneron Pharmaceuticals, Inc.         (1,999,200)
  (111,225)   Resmed, Inc.                            (4,463,459)
  (152,300)   School Specialty, Inc.                  (4,069,456)
   (47,825)   Teva Pharmaceutical Industries,
              Ltd.                                    (2,614,593)
  (127,500)   WebMD Corp.                               (979,200)
                                                   -------------
                                                     (84,743,068)
              CREDIT CYCLICALS (-0.6%)
  (103,700)   Washington Mutual, Inc.                 (3,435,581)
              ENERGY (-1.7%)
  (145,050)   Diamond Offshore Drilling, Inc.         (4,534,263)
   (81,200)   Evergreen Resources, Inc.(b)            (3,386,040)
   (66,500)   St. Mary Land & Exploration Company     (1,443,715)
                                                   -------------
                                                      (9,364,018)

 38            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
              FINANCIAL (-2.9%)
    (6,950)   Affiliated Managers Group, Inc.      $    (499,219)
  (109,300)   IndyMac Bancorp, Inc.                   (2,699,710)
   (52,050)   National Australia Bank, Ltd.           (4,757,370)
   (46,350)   PMI Group, Inc.                         (3,511,476)
   (93,000)   Radian Group, Inc.                      (4,564,440)
                                                   -------------
                                                     (16,032,215)
              TELECOMMUNICATIONS (-2.3%)
  (790,000)   Corning, Inc.                           (6,019,800)
(1,321,000)   Lucent Technologies, Inc.               (6,248,330)
                                                   -------------
                                                     (12,268,130)
              UTILITIES (-0.1%)
   (49,850)   Mirant Corp.                              (720,333)
                                                   -------------
              TOTAL COMMON STOCKS SOLD SHORT
              (Proceeds $242,764,530)               (255,224,683)
OTHER ASSETS, LESS LIABILITIES (49.3%)               268,420,966
                                                   -------------
NET ASSETS (100.0%)                                $ 544,444,323
                                                   -------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.

                See accompanying Notes to Financial Statements.               39

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------
COMMON STOCKS (90.4%)
            BASIC INDUSTRIES (3.8%)
  400,000   Airgas, Inc.(a)                     $    8,040,000
  200,000   Ashland, Inc.                            9,102,000
  300,000   Ball Corp.                              14,166,000
  436,600   Mohawk Industries, Inc.(a)              26,235,294
                                                --------------
                                                    57,543,294
            CAPITAL GOODS - INDUSTRIAL (5.4%)
  550,000   Fortune Brands, Inc.                    27,153,500
  225,000   Group 1 Automotive, Inc.(a)              8,786,250
  170,000   Jacobs Engineering Group, Inc.(a)       12,119,300
  725,000   Ryder System, Inc.                      21,416,500
  250,000   Sonic Automotive, Inc.(a)                7,495,000
  100,000   Winnebago Industries, Inc.               4,199,000
                                                --------------
                                                    81,169,550
            CAPITAL GOODS - TECHNOLOGY (23.1%)
  487,500   Activision, Inc.(a)                     14,542,125
  500,000   Affiliated Computer Services,
            Inc.(a)                                 28,065,000
  162,500   Alliant Techsystems, Inc.(a)            16,573,375
  700,000   CACI International, Inc.(a)             24,577,000
  140,000   Catapult Communications Corp.(a)         3,533,600
  400,000   Cognos, Inc.(a)                         10,980,000
  550,000   Computer Sciences Corp.(a)              27,912,500
  400,000   Digital River(a)                         5,924,000
  200,000   DRS Technology, Inc.(a)                  8,298,000
  270,000   eBay, Inc.(a)                           15,292,800
  200,000   EDO Corp.                                5,402,000
  260,000   Engineered Support Systems, Inc.        12,025,000
  325,000   ESS Technology, Inc.(a)                  6,740,500
   56,500   Genesis Microchip, Inc.(a)               1,469,000
  380,000   GTECH Holdings Corp.(a)                 18,525,000
  250,000   Harman International Industries,
            Inc.                                    12,337,500
  200,000   Intergraph Corp.(a)                      3,522,000
  850,000   J.D. Edwards & Company(a)               15,334,000
  400,000   Kronos, Inc.(a)                         18,792,000
  125,000   L-3 Communications Holdings(a)          14,000,000
  600,000   Net.B@ank, Inc.(a)                      10,140,000
  900,000   Network Associates, Inc.(a)             21,780,000
  270,000   NVIDIA Corp.(a)                         11,977,200
  250,000   OSI Systems, Inc.(a)                     6,300,000
  300,000   PEC Solutions, Inc.(a)                   7,377,000
   41,000   Perot Systems Corp.(a)                     817,950
  200,000   Per-Se Technologies, Inc.(a)             2,416,000
  500,000   Storage Technology Corp.(a)             10,720,000
1,000,000   Xerox Corp.                             10,750,000
                                                --------------
                                                   346,123,550
            CONSUMER CYCLICALS (11.3%)
  400,000   Alliance Gaming Corp.(a)                12,212,000
  400,000   American Axle & Manufacturing
            Holdings, Inc.(a)                       11,600,000
  200,000   Ameristar Casinos, Inc.(a)               5,496,000
  100,000   Cedar Fair, L.P.                         2,377,000
  360,000   Chico's FAS, Inc.(a)                    12,132,000

NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------
  650,000   Dollar Tree Stores, Inc.(a)         $   21,326,500
  400,000   Global Imaging Systems, Inc.(a)          7,360,000
  310,000   Global Sports, Inc.(a)                   5,301,000
  600,000   Harrah's Entertainment, Inc.(a)         26,556,000
1,400,000   IKON Office Solutions, Inc.             16,408,000
  218,200   International Game Technology(a)        13,598,224
  140,000   Michaels Stores, Inc.(a)                 5,292,000
1,500,000   Office Depot, Inc.(a)                   29,775,000
                                                --------------
                                                   169,433,724
            CONSUMER GROWTH STAPLES (30.3%)
  400,000   1-800-Flowers.com, Inc.(a)               5,448,000
  141,000   Apollo Group, Inc.(a)                    7,550,550
  400,000   AutoZone, Inc.(a)                       27,540,000
  570,000   Blockbuster Entertainment Corp.         13,377,900
  800,000   Boston Scientific Corp.(a)              20,072,000
  470,000   Career Education Corp.(a)               18,612,000
  720,000   Cendant Corp.(a)                        13,824,000
  300,000   Cholestech Corp.(a)                      5,360,700
  700,000   Cracker Barrel Old Country Store,
            Inc.                                    19,929,000
  200,000   D&K Healthcare Resources, Inc.          12,004,000
  295,000   Dardeen Restaurants, Inc.               11,974,050
    4,900   Deluxe Corp.                               226,674
  140,000   Diagnostic Products Corp.                6,048,000
  440,000   Direct Focus, Inc.(a)                   16,742,000
  325,000   Fred's, Inc.                            11,700,000
  150,000   FTI Consulting, Inc.(a)                  4,647,000
   60,000   Gart Sports Company(a)                   1,812,000
  500,000   Helen of Troy Ltd.(a)                    7,100,000
  250,000   Henry Schein, Inc.(a)                   11,012,500
  185,000   Integra Lifesciences Corp.(a)            5,204,050
  280,000   Jakks Pacific, Inc.(a)                   6,370,000
   87,100   Kendle International, Inc.(a)            1,619,189
  485,000   Krispy Kreme Doughnuts, Inc.(a)         19,812,250
  300,000   Kroll, Inc.(a)                           4,995,000
  100,000   Laserscope(a)                              447,000
  225,000   Merit Medical Systems, Inc.(a)           4,545,000
  700,000   MIM Corp.(a)                            11,550,000
  450,000   Mylan Laboratories, Inc.                13,257,000
  400,000   NIKE, Inc.                              24,004,000
  275,000   Patterson Dental Company(a)             12,025,750
  300,000   Pediatrix Medical Group, Inc.(a)        12,228,000
  200,000   Possis Medical, Inc.(a)                  3,940,000
  170,000   Quest Diagnostics, Inc.(a)              14,084,500
  300,100   Regis Corp.                              8,426,808
  292,650   Right Management Consultants,
            Inc.(a)                                  7,409,898
  200,000   Ryan's Family Steakhouses, Inc.(a)       4,800,000
  105,000   Strayer Education, Inc.                  5,155,500
  300,000   Tenet Healthcare Corp.(a)               20,106,000
  219,800   Ticketmaster(a)                          6,501,684
  434,000   Tricon Global Restaurants, Inc.(a)      25,510,520
  360,000   UnitedHealth Group, Inc.                27,511,200
                                                --------------
                                                   454,483,723

 40            See accompanying Notes to Schedule of Investments.

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------
            CONSUMER STAPLES (5.0%)
   40,000   Boston Beer Company, Inc.(a)        $      604,000
  200,000   Coors Adolph Company                    13,494,000
  400,000   Furniture Brands International,
            Inc.(a)                                 14,580,000
  100,000   Ralcorp Holdings, Inc.(a)                2,720,000
  600,000   Smithfield Foods, Inc.(a)               15,660,000
  450,000   Supervalu, Inc.                         11,610,000
1,300,000   Tyson Foods, Inc.                       16,224,000
                                                --------------
                                                    74,892,000
            CREDIT CYCLICALS (2.1%)
  280,000   Doral Financial Corp.                    9,506,000
  599,500   D.R. Horton, Inc.                       22,601,150
                                                --------------
                                                    32,107,150
            FINANCIAL (9.1%)
   85,000   BOK Financial Corp.(a)                   2,881,500
  460,000   Brown & Brown, Inc.                     14,444,000
  620,000   H&R Block, Inc.                         27,559,000

NUMBER OF
 SHARES                                             VALUE
--------------------------------------------------------------
  200,000   Interactive Data Corp.(a)           $    3,510,000
  100,000   John Nuveen Company                      5,515,000
  315,000   Marshall & Ilsley Corp.                 19,605,600
  300,000   Moody's Corp.                           12,330,000
  135,000   Progressive Corporation                 22,493,700
  285,000   USA Education, Inc.                     27,873,000
                                                --------------
                                                   136,211,800
            TRANSPORTATION (0.3%)
  187,500   Knight Transportation, Inc.(a)           3,963,750
                                                --------------
            TOTAL COMMON STOCKS
            (Cost $1,253,497,060)                1,355,928,541
                                                --------------

TOTAL INVESTMENTS (90.4%)
(Cost $1,253,497,060)                            1,355,928,541
                                                --------------

OTHER ASSETS, LESS LIABILITIES (9.6%)              143,253,588
                                                --------------
NET ASSETS (100.0%)                             $1,499,182,129
                                                --------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.

                See accompanying Notes to Financial Statements.               41

                            GLOBAL CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
CONVERTIBLE BONDS (64.8%)
            BASIC INDUSTRIES (1.7%)
$ 350,000   Ergo International, AG
      EUR   0.750%, 09/14/06                       $   304,212
                                                   -----------
            CAPITAL GOODS - INDUSTRIAL (7.2%)
   50,000   Brooks Automation, Inc.(b)
            4.750%, 06/01/08                            47,688
   13,300   General Motors Corp.(c)
            4.500%, 03/06/32                           352,450
  315,000   HMC Cayman Finance Company
            3.000%, 08/17/03                           362,861
  275,000   Mediobanca International, Ltd.
      EUR   2.000%, 09/18/06                           248,932
  309,400   Vivendi
      EUR   1.000%, 03/01/06                           294,015
                                                   -----------
                                                     1,305,946
            CAPITAL GOODS - TECHNOLOGY (16.8%)
  170,000   Adaptec, Inc.(b)
            3.000%, 03/05/07                           185,938
  575,000   Amazon.com, Inc.
      EUR   6.875%, 02/16/10                           311,655
  225,000   Atmel Corp.(b)
            0.000%, 05/23/21                            77,063
  100,000   Bisys Group, Inc.(b)
            4.000%, 03/15/06                           124,125
  180,000   Dixons Group, PLC
      EUR   (Wanadoo)
            1.000%, 07/05/04                           182,575
  180,000   Electronic Data Systems Corp.
            0.000%, 10/10/21                           142,425
  215,000   First Data Corp.
            2.000%, 03/01/08                           259,344
  280,000   Intel Corp. (Samsung Electronics)(b)
            0.000%, 02/01/04                           411,950
  320,000   L-3 Communications Holdings(b)
            5.250%, 06/01/09                           481,600
  410,000   Morgan Stanley Dean
            Witter, MTN
            0.500%, 03/30/08                           340,556
   70,000   Photronics, Inc.(b)
            4.750%, 12/15/06                            82,337
  550,000   Solectron Corp.
            0.000%, 11/20/20                           257,812
  150,000   Symantec Corp.(b)
            3.000%, 11/01/06                           209,250
                                                   -----------
                                                     3,066,630
            CONSUMER CYCLICALS (8.8%)
  140,000   Carnival Corp.(b)
            2.000%, 04/15/21                           147,525
  800,000   Four Seasons Hotels
            0.000%, 09/23/29                           274,000
  220,000   J.C. Penney Company, Inc.(b)
            5.000%, 10/15/08                           206,250
  360,000   NRW Lufthansa
      EUR   1.250%, 01/04/12                           333,130

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
$ 332,775   Publicis Group, SA
      EUR   1.000%, 01/18/18                       $   344,628
  825,000   Royal Caribbean Cruises
            0.000%, 02/02/21                           307,313
                                                   -----------
                                                     1,612,846
            CONSUMER GROWTH STAPLES (9.8%)
  200,000   Alza Corp. (Johnson & Johnson)(b)
            0.000%, 07/28/20                           180,250
  120,000   AmerisourceBergen Corp.(b)
            5.000%, 12/01/07                           177,900
  395,000   APN News & Media, Ltd.
      AUD   7.250%, 10/31/08                           234,829
  200,000   Cracker Barrel Old Country Store,
            Inc.(b)
            0.000%, 04/03/32                            81,975
  200,000   Deutsche Bank, AG
      EUR   0.000%, 12/06/10                           181,905
  115,000   Health Management Associates, Inc.(b)
            0.250%, 08/16/20                            79,350
  215,000   King Pharmaceuticals, Inc.(b)
            2.750%, 11/15/21                           211,775
  310,000   Laboratory Corporation of America
            Holdings
            0.000%, 09/11/21                           233,275
  150,000   Lowe's Companies, Inc.
            0.861%, 10/19/21                           144,188
  180,000   Reebok International, Ltd.(b)
            4.250%, 03/01/21                           186,975
   70,000   Service Corp.
            6.750%, 06/22/08                            71,050
                                                   -----------
                                                     1,783,472
            CONSUMER STAPLES (10.7%)
  330,000   Koninklijke Ahold
      EUR   4.000%, 05/19/05                           315,175
  650,000   Nestle Australia, Ltd.
            1.250%, 04/27/05                           634,150
  550,000   Parmalat Finanziaria, SpA
      EUR   0.875%, 06/30/21                           526,032
  300,000   South African Breweries
            4.250%, 08/10/06                           305,250
  550,000   Supervalu, Inc.(b)
            0.000%, 11/02/31                           162,937
                                                   -----------
                                                     1,943,544
            ENERGY (2.9%)
  201,168   Belegelec Finance
      EUR   (Total Fina, SA)
            1.500%, 08/04/04                           195,253
  350,000   Diamond Offshore Drilling, Inc.(b)
            1.500%, 04/15/31                           325,063
                                                   -----------
                                                       520,316
            FINANCIAL (4.1%)
  225,000   Allianz Finance
            (Deutsche Bank)
      EUR   3.000%, 02/04/03                           113,634
  440,000   Goldman Sachs, MTN
            1.000%, 12/12/07                           405,350

 42            See accompanying Notes to Schedule of Investments.

                            GLOBAL CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
$ 140,000   PMI Group, Inc.(b)
            2.500%, 07/15/21                       $   154,000
    3,100   Travelers Property Casualty Corp.(c)
            4.500%, 04/15/32                            82,119
                                                   -----------
                                                       755,103
            TELECOMMUNICATIONS (2.4%)
  150,000   Nortel Networks Corp.(b)
            4.250%, 09/01/08                           106,500
  230,000   Telefonos De Mexico
            4.250%, 06/15/04                           325,737
                                                   -----------
                                                       432,237
            UTILITIES (0.4%)
  115,000   AES Corp.
            4.500%, 08/15/05                            72,163
                                                   -----------
            TOTAL CONVERTIBLE BONDS
            (Cost $11,314,506)                      11,796,469

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (11.6%)
            CAPITAL GOODS - TECHNOLOGY (1.7%)
    2,600   Electronic Data Systems Corp.
            7.625%                                     131,430
    2,600   Raytheon Company
            8.250%                                     176,826
                                                   -----------
                                                       308,256
            CONSUMER STAPLES (1.1%)
    3,900   Suiza Foods Capital Trust II
            5.500%                                     203,288
            CREDIT CYCLICALS (2.6%)
    5,400   Washington Mutual, Inc.(b)
            5.375%                                     262,575
    4,150   Washington Mutual, Inc.
            5.375%                                     200,756
                                                   -----------
                                                       463,331
            ENERGY (0.7%)
    2,100   El Paso Corp. Capital Trust I
            4.750%                                     118,650
            FINANCIAL (1.7%)
    3,000   IndyMac Bancorp, Inc.
            6.000%                                     144,300
    5,050   LaBranche & Company, Inc.
            6.750%                                     161,474
                                                   -----------
                                                       305,774
            TELECOMMUNICATIONS (0.7%)
      140   Lucent Technologies, Inc.(b)
            8.000%                                     129,045

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
            TRANSPORTATION (1.9%)
    7,000   Union Pacific Capital Trust
            6.250%                                 $   351,750
            UTILITIES (1.2%)
    4,400   AES Trust VII(b)
            6.000%                                      86,900
    3,300   Calpine Capital Trust III(b)
            5.000%                                      80,850
    2,200   Calpine Capital Trust III
            5.000%                                      53,900
                                                   -----------
                                                       221,650
                                                   -----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $2,394,761)                        2,101,744

COMMON STOCKS (19.1%)
            CONSUMER CYCLICALS (6.7%)
    4,000   Boeing Company                             193,000
   26,700   Buhrmann, NV                               344,756
      EUR
   23,100   Continental, AG                            341,603
      EUR
    8,800   Michelin                                   334,280
                                                   -----------
      EUR                                            1,213,639
            CONSUMER GROWTH STAPLES (6.8%)
    3,500   Adidas-Solomon, AG                         250,393
      EUR
    1,100   Givaudan, SA                               353,193
      CHF
   17,200   Instrumentarium Corp.                      427,674
      EUR
   35,000   Johnston Press, PLC                        211,834
                                                   -----------
      GBP                                            1,243,094
            CONSUMER STAPLES (5.6%)
   35,300   British American
      GBP   Tobacco Industries                         339,326
   16,000   Panamer Beverages                          290,560
   58,000   Swedish Match, AB                          386,361
                                                   -----------
      SEK                                            1,016,247
                                                   -----------
            TOTAL COMMON STOCKS
            (Cost $3,215,032)                        3,472,980
TOTAL INVESTMENTS (95.5%)
(Cost $16,924,299)                                  17,371,193
OTHER ASSETS, LESS LIABILITIES (4.5%)                  821,411
                                                   -----------
NET ASSETS (100.0%)                                $18,192,604
                                                   -----------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

                See accompanying Notes to Financial Statements.               43

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CORPORATE BONDS (24.6%)
              BASIC INDUSTRIES (0.3%)
$    20,000   Domtar, Inc.
              8.750%, 08/01/06                      $     21,698
     20,000   Pope & Talbot, Inc.
              8.375%, 06/01/13                            18,450
                                                    ------------
                                                          40,148
              CAPITAL GOODS - INDUSTRIAL (2.4%)
    300,000   AGCO Corp.
              8.500%, 03/15/06                           301,500
              CONSUMER CYCLICALS (12.6%)
    250,000   American Axle & Manufacturing
              Holdings, Inc.
              9.750%, 03/01/09                           267,500
     20,000   Aztar Corp.
              8.875%, 05/15/07                            20,700
    350,000   Dana Corp.
              9.000%, 08/15/11                           348,250
    425,000   Delta Air Lines, Inc.
              9.750%, 05/15/21                           418,010
     45,000   International Game Technology
              8.375%, 05/15/09                            47,025
     12,000   Mandalay Resort Group
              9.250%, 12/01/05                            12,450
     90,000   MGM Mirage
              6.875%, 02/06/08                            85,983
     65,000   Northwest Airlines, Inc.
              7.625%, 03/15/05                            60,775
    350,000   Royal Caribbean Cruises
              8.750%, 02/02/11                           338,359
                                                    ------------
                                                       1,599,052
              CONSUMER GROWTH STAPLES (4.6%)
    100,000   American Greetings Corp.
              11.750%, 07/15/08                          106,000
    450,000   Bausch & Lomb, Inc.
              7.125%, 08/01/28                           361,720
     14,000   Caremark Rx, Inc.
              7.375%, 10/01/06                            14,245
     95,000   Hasbro, Inc.
              8.500%, 03/15/06                            98,325
                                                    ------------
                                                         580,290
              CONSUMER STAPLES (2.5%)
    300,000   Fleming Companies, Inc.
              10.125%, 04/01/08                          315,000
              CREDIT CYCLICALS (0.1%)
     13,000   Beazer Homes USA, Inc.
              8.875%, 04/01/08                            13,585
              TELECOMMUNICATIONS (0.2%)
     20,000   Price Communications Wireless, Inc.
              9.125%, 12/15/06                            20,900
              UTILITIES (1.9%)
    315,000   Calpine Corp.
              7.750%, 04/15/09                           246,070
                                                    ------------
              TOTAL CORPORATE BONDS
              (Cost $3,111,819)                        3,116,545

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CONVERTIBLE BONDS (37.6%)
              BASIC INDUSTRIES (0.9%)
$   100,000   Quanex Corp.
              6.880%, 06/30/07                      $    113,000
              CAPITAL GOODS - INDUSTRIAL (3.4%)
    185,000   Spherion Corp.
              4.500%, 06/01/05                           153,088
    400,000   Tyco International, Ltd.
              0.000%, 02/12/21                           281,500
                                                    ------------
                                                         434,588
              CAPITAL GOODS - TECHNOLOGY (16.3%)
    695,000   Amazon.com, Inc.
              4.750%, 02/01/09                           432,638
     80,000   Amkor Technology, Inc.
              5.000%, 03/15/07                            62,400
    130,000   Checkpoint System, Inc.
              5.250%, 11/01/05                           129,838
    223,000   Conexant Systems, Inc.
              4.000%, 02/01/07                           144,392
     70,000   Cypress Semiconductor Corp.
              3.750%, 07/01/05                            61,163
    235,000   Juniper Networks, Inc.
              4.750%, 03/15/07                           168,025
    170,000   Kulicke & Soffa
              Industries, Inc.
              4.750%, 12/15/06                           185,512
     45,000   Quantum Corp.
              7.000%, 08/01/04                            42,075
     70,000   Richardson Electric, Ltd.
              8.250%, 06/15/06                            65,537
    800,000   Solectron Corp.
              0.000%, 11/20/20                           375,000
     95,000   Systems & Computer Technology Corp.
              5.000%, 10/15/04                            86,212
    550,000   Xerox Corp.
              0.570%, 04/21/18                           310,750
                                                    ------------
                                                       2,063,542
              CONSUMER CYCLICALS (3.6%)
    179,000   Hilton Hotel Corp.
              5.000%, 05/15/06                           170,497
    475,000   Royal Caribbean Cruises
              0.000%, 02/02/21                           176,937
    120,000   Tower Automotive, Inc.
              5.000%, 08/01/04                           109,800
                                                    ------------
                                                         457,234
              CONSUMER GROWTH STAPLES (2.8%)
    350,000   Elan Corp., PLC
              0.000%, 12/14/18                           171,937
    255,000   Quanta Services, Inc.
              4.000%, 07/01/07                           180,731
                                                    ------------
                                                         352,668
              FINANCIAL (0.9%)
    110,000   NCO Group, Inc.
              4.750%, 04/15/06                           114,813

 44            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
              TELECOMMUNICATIONS (6.5%)
$    55,000   Arris Group, Inc.
              4.500%, 05/15/03                      $     48,400
    700,000   Avaya, Inc.
              0.000%, 10/31/21                           290,500
    400,000   Liberty Media Corp.
              (Sprint PCS Group)
              3.750%, 02/15/30                           190,000
    570,000   Nextel Communications, Inc.
              5.250%, 01/15/10                           287,850
                                                    ------------
                                                         816,750
              UTILITIES (3.2%)
    300,000   AES Corp.
              4.500%, 08/15/05                           188,250
    225,000   Calpine Corp.
              0.000%, 04/30/21                           222,188
                                                    ------------
                                                         410,438
                                                    ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $4,375,599)                        4,763,033

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (10.2%)
              BASIC INDUSTRIES (0.7%)
      1,800   Sealed Air Corp.
              (W.R. Grace)
              4.000%                                      82,530
              CAPITAL GOODS - TECHNOLOGY (1.3%)
      2,470   Raytheon Company
              8.250%                                     167,985
              CONSUMER CYCLICALS (0.6%)
      1,500   Six Flags, Inc.
              7.250%                                      40,500
      1,200   Tower Automotive Capital Trust
              6.750%                                      38,400
                                                    ------------
                                                          78,900

 NUMBER OF
  SHARES                                               VALUE
----------------------------------------------------------------
              CONSUMER GROWTH STAPLES (1.0%)
      2,500   Cendant Corp.
              7.750%                                $    120,000
              FINANCIAL (2.8%)
      7,390   Host Marriott Financial Trust
              6.750%                                     322,389
        320   Sovereign Capital Trust II
              7.500%                                      25,597
                                                    ------------
                                                         347,986
              TELECOMMUNICATIONS (1.8%)
        150   Lucent Technologies, Inc.(b)
              8.000%                                     138,263
        100   Lucent Technologies, Inc.
              8.000%                                      92,175
                                                    ------------
                                                         230,438
              TRANSPORTATION (0.6%)
      1,600   Union Pacific Capital Trust
              6.250%                                      80,400
              UTILITIES (1.4%)
      9,225   AES Trust VII
              6.000%                                     182,193
                                                    ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $1,262,979)                        1,290,432

TOTAL INVESTMENTS (72.4%)
(Cost $8,750,397)                                      9,170,010
                                                    ------------
OTHER ASSETS, LESS LIABILITIES (27.6%)                 3,503,944
                                                    ------------
NET ASSETS (100.0%)                                 $ 12,673,954
                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-Income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.

                See accompanying Notes to Financial Statements.               45

                          CONVERTIBLE TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
CONVERTIBLE BONDS (70.1%)
            CAPITAL GOODS - INDUSTRIAL (1.8%)
$  70,000   Brooks Automation, Inc.(b)
            4.750%, 06/01/08                        $   66,762
            CAPITAL GOODS - TECHNOLOGY (58.4%)
   70,000   Adaptec, Inc.(b)
            3.000%, 03/05/07                            76,563
  120,000   Affiliated Computer Services, Inc.(b)
            3.500%, 02/15/06                           172,350
   75,000   Amazon.com, Inc.
            4.750%, 02/01/09                            46,687
  135,000   Arrow Electronics, Inc.
            0.000%, 02/21/21                            63,788
   55,000   Atmel Corp.(b)
            0.000%, 05/23/21                            18,838
  150,000   Atmel Corp.
            0.000%, 05/23/21                            51,375
   90,000   Bisys Group, Inc.(b)
            4.000%, 03/15/06                           111,713
   20,000   Burr-Brown Corp.
            (Texas Instruments)
            4.250%, 02/15/07                            21,850
  170,000   Celestica, Inc.
            0.000%, 08/01/20                            74,588
   20,000   Conexant Systems, Inc.
            4.250%, 05/01/06                            16,000
   45,000   Conexant Systems, Inc.
            4.000%, 02/01/07                            29,137
   75,000   Cymer, Inc.(b)
            3.500%, 02/15/09                            89,063
   50,000   Cypress Semiconductor Corp.
            4.000%, 02/01/05                            45,750
   90,000   DDI Corp.
            5.250%, 03/01/08                            62,662
   45,000   Electronic Data Systems Corp.
            0.000%, 10/10/21                            35,606
   65,000   First Data Corp.
            2.000%, 03/01/08                            78,406
   80,000   Hutchinson Technology, Inc.
            6.000%, 03/15/05                            77,700
   60,000   International Rectifier Corp.(b)
            4.250%, 07/15/07                            55,875
   60,000   L-3 Communications Holdings(b)
            5.250%, 06/01/09                            90,300
   50,000   Lattice Semiconductor Company(b)
            4.750%, 11/01/06                            53,687
   55,000   Liberty Media Corp. (Motorola)
            3.500%, 01/15/31                            39,875
   75,000   LSI Logic Corp.
            4.250%, 03/15/04                            87,000
   75,000   Manugistics Group, Inc.(b)
            5.000%, 11/01/07                            64,688
  200,000   Morgan Stanley Dean Witter, MTN
            0.500%, 03/30/08                           166,125
   70,000   Network Associates, Inc.(b)
            5.250%, 08/15/06                           107,975
   65,000   Photronics, Inc.(b)
            4.750%, 12/15/06                            76,456

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
$  40,000   Rational Software Corp.
            5.000%, 02/01/07                        $   34,850
   50,000   SCI Systems, Inc.
            3.000%, 03/15/07                            38,125
  170,000   Solectron Corp.
            0.000%, 11/20/20                            79,687
   75,000   Symantec Corp.(b)
            3.000%, 11/01/06                           104,625
   75,000   Tech Data Corp.(b)
            2.000%, 12/15/21                            75,844
   20,000   Veritas Software Corp.
            1.856%, 08/13/06                            25,775
                                                    ----------
                                                     2,172,963
            CONSUMER GROWTH STAPLES (1.5%)
   80,000   Quanta Services, Inc.
            4.000%, 07/01/07                            56,700
            TELECOMMUNICATIONS (8.4%)
   90,000   Aether Systems, Inc.
            6.000%, 03/22/05                            55,237
   55,000   Comverse Technology, Inc.(b)
            1.500%, 12/01/05                            42,213
   60,000   Corning, Inc.
            4.875%, 03/01/08                            51,000
  100,000   Corning, Inc.
            0.000%, 11/08/15                            51,750
   85,000   Liberty Media Corp.
            4.000%, 11/15/29                            44,625
   45,000   Nextel Communications, Inc.(b)
            6.000%, 06/01/11                            25,088
   60,000   Nortel Networks Corp.(b)
            4.250%, 09/01/08                            42,600
                                                    ----------
                                                       312,513
                                                    ----------
            TOTAL CONVERTIBLE BONDS
            (Cost $2,834,435)                        2,608,938

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (7.2%)
            CAPITAL GOODS - TECHNOLOGY (4.7%)
      950   Coltec Capital Trust
            5.250%                                      34,794
      650   Electronic Data Systems Corp.
            7.625%                                      32,857
    3,000   Morgan Stanley Dean Witter (Yahoo!)
            8.000%                                      16,020
    1,350   Raytheon Company
            8.250%                                      91,814
                                                    ----------
                                                       175,485
            TELECOMMUNICATIONS (1.8%)
       70   Lucent Technologies, Inc.(b)
            8.000%                                      64,522
            UTILITIES (0.7%)
    1,100   Calpine Capital Trust III(b)
            5.000%                                      26,950
                                                    ----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $340,729)                            266,957

 46            See accompanying Notes to Schedule of Investments.

                          CONVERTIBLE TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
COMMON STOCKS (15.5%)
            CAPITAL GOODS - INDUSTRIAL (0.6%)
    1,200   PerkinElmer, Inc.                       $   22,200
            CAPITAL GOODS - TECHNOLOGY (11.0%)
    3,200   American Power Conversion Corp.(a)          47,296
    1,400   Autodesk, Inc.                              65,366
    1,350   Barra, Inc.(a)                              81,769
    1,950   Cypress Semiconductor Corp.(a)              44,850
      800   I2 Technologies, Inc.(a)                     4,048
    2,600   Juniper Networks, Inc.(a)                   32,812
    2,250   Motorola, Inc.                              31,950
    2,400   Peoplesoft, Inc.(a)                         87,672
      360   Redback Networks, Inc.(a)                    1,224
      980   Wind River Systems, Inc.(a)                 13,318
                                                    ----------
                                                       410,305
            CONSUMER GROWTH STAPLES (1.3%)
    2,000   Boston Scientific Corp.(a)                  50,180
            TELECOMMUNICATIONS (2.6%)
    2,600   Comverse Technology, Inc.(a)                32,942
    2,300   Corning, Inc.(a)                            17,526
    7,200   Lucent Technologies, Inc.                   34,056
    3,000   Nortel Networks Corp.                       13,471
                                                    ----------
                                                        97,995
                                                    ----------
            TOTAL COMMON STOCKS
            (Cost $903,092)                            580,680

NUMBER OF
CONTRACTS                                             VALUE
--------------------------------------------------------------
CALL OPTIONS (0.1%)
            CAPITAL GOODS - TECHNOLOGY (0.1%)
      500   Electronic Data Systems Corp.(a)
            LEAPS Expiration 01/18/03
            Strike 60                               $    3,075
                                                    ----------
            TOTAL CALL OPTIONS
            (Cost $6,475)                                3,075

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (1.4%)
$  50,000   United States Treasury Note
            6.250%, 02/15/03                            51,564
            TOTAL U.S. GOVERNMENT SECURITIES
            (Cost $50,081)                              51,564

TOTAL INVESTMENTS (94.3%)
(Cost $4,134,812)                                    3,511,214
                                                    ----------

OTHER ASSETS, LESS LIABILITIES (5.7%)                  210,487
                                                    ----------
NET ASSETS (100.0%)                                 $3,721,701
                                                    ----------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.

                See accompanying Notes to Financial Statements.               47

                               MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2002

PRINCIPAL
 AMOUNT                                               VALUE
--------------------------------------------------------------
CONVERTIBLE BONDS (6.1%)
            CAPITAL GOODS - INDUSTRIAL (3.2%)
 $ 1,500    General Motors Corp.(c)
            4.500%, 03/06/32                        $   39,750
            CAPITAL GOODS - TECHNOLOGY (0.9%)
  23,000    Solectron Corp.
            0.000%, 11/20/20                            10,781
            CONSUMER CYCLICALS (2.0%)
  19,000    J.C. Penney Company, Inc.(b)
            5.000%, 10/15/08                            17,813
  20,000    Royal Caribbean Cruises
            0.000%, 02/02/21                             7,450
                                                    ----------
                                                        25,263
                                                    ----------
            TOTAL CONVERTIBLE BONDS
            (Cost $74,266)                              75,794

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (3.2%)
            CREDIT CYCLICALS (0.8%)
     200    Washington Mutual, Inc.
            5.375%                                       9,675
            FINANCIAL (1.7%)
     390    Prudential Financial, Inc.
            6.750%                                      21,460
            TELECOMMUNICATIONS (0.7%)
      10    Lucent Technologies, Inc.
            8.000%                                       9,217
                                                    ----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $43,975)                              40,352
COMMON STOCKS (61.5%)
            BASIC INDUSTRIES (5.1%)
     800    International Flavors & Fragrances,
            Inc.                                        27,976
   2,300    RPM, Inc.                                   35,765
                                                    ----------
                                                        63,741
            CAPITAL GOODS - INDUSTRIAL (1.8%)
     800    Waste Management, Inc.                      21,800
            CAPITAL GOODS - TECHNOLOGY (5.2%)
     300    Electronic Data Systems Corp.               17,397
   1,700    Motorola, Inc.                              24,140
     700    Photronics, Inc.(a)                         23,611
                                                    ----------
                                                        65,148
            CONSUMER CYCLICALS (18.3%)
     900    AMR Corp.(a)                                23,769
     500    Bandag, Inc.                                18,840

NUMBER OF
 SHARES                                               VALUE
--------------------------------------------------------------
     500    Boeing Company                          $   24,125
   1,250    Brunswick Corp.                             34,150
     600    Circuit City Stores, Inc.                   10,824
     500    Interpublic Group of Companies, Inc.        17,140
     500    Marriott International, Inc.                22,475
     700    The Gap, Inc.                               10,528
   2,200    Toys "R" Us, Inc.(a)                        39,512
   1,200    Walt Disney Company                         27,696
                                                    ----------
                                                       229,059
            CONSUMER GROWTH STAPLES (18.6%)
  10,200    APN News & Media, Ltd.                      21,830
     AUD
     250    Biogen, Inc.(a)                             12,265
   1,100    Cendant Corp.(a)                            21,120
     600    Cracker Barrel Old Country Store,
            Inc.                                        17,082
     150    Givaudan, SA                                48,162
     CHF
     600    Hasbro, Inc.                                 9,492
   1,200    Mattel, Inc.                                25,008
     720    McKesson Corp.                              26,950
     200    Merck & Company, Inc.                       11,516
     750    Mylan Laboratories, Inc.                    22,095
     550    Schering-Plough Corp.                       17,215
                                                    ----------
                                                       232,735
            CONSUMER STAPLES (6.3%)
   2,800    British American
     GBP    Tobacco Industries                          26,915
     800    Kroger Company                              17,728
   1,250    La-Z-Boy Chair Company                      34,313
                                                    ----------
                                                        78,956
            CREDIT CYCLICALS (2.9%)
   1,100    Washington Mutual, Inc.                     36,443
            FINANCIAL (2.2%)
     400    MGIC Investment Corp.                       27,372
            TELECOMMUNICATIONS (1.1%)
     900    Sprint                                      13,761
                                                    ----------
            TOTAL COMMON STOCKS
            (Cost $763,906)                            769,015

TOTAL INVESTMENTS (70.8%)
(Cost $882,147)                                        885,161
                                                    ----------

OTHER ASSETS, LESS LIABILITIES (29.2%)                 364,892
                                                    ----------
NET ASSETS (100.0%)                                 $1,250,053
                                                    ----------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Non-Income producing security.
(b) Rule 144A security-Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the funds and any resale by the funds must be an exempt transaction, normally to other qualified institutional investors.
(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

 48             See accompanying Notes to Financial Statements.

ABBREVIATIONS

ADRS:  American Deposit Receipts   DEP.:    Depository              PREF.:  Preferred
ADSS:  American Depository Shares  EURO.:   Eurobond                SUB.:   Subordinated
CONV:  Convertible                 EXCH.:   Exchangeable            LEAPS:  Long Term Equity
CUM:   Cumulative                  MTN:     Medium Term Note                Anticipation Securities
DEB:   Debenture                   NONCUM:  Noncumulative

FOREIGN CURRENCY ABBREVIATIONS

AUD:   Australian Dollar           EUR:     European Monetary Unit  SEK:    Swedish Krona
CHF:   Swiss Franc                 GBP:     British Pound Sterling

                See accompanying Notes to Financial Statements.               49

                      STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2002

                                                       CONVERTIBLE
                                                       GROWTH AND      MARKET
                                        CONVERTIBLE      INCOME        NEUTRAL
                                            FUND          FUND          FUND        GROWTH FUND
------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost
 $602,144,526, $349,156,736,
 $512,150,178, $1,253,497,060,
 $16,924,299, $8,750,397, $4,134,812,
 $882,147, respectively)                $626,145,966   367,460,313   531,248,040   1,355,928,541
Cash with custodian (interest bearing)    52,408,400    59,761,390   265,460,089     151,284,878
Foreign currency (cost $308)                      --            --            --              --
Net unrealized appreciation on forward
 foreign currency contracts                       --            --            --              --
Accrued interest and dividends
 receivable                                2,895,916     1,475,799     4,501,176         272,022
Receivable for investments sold            6,903,491            --    19,401,788       9,886,587
Receivable for Fund shares sold            6,091,979     8,568,048     1,422,713      26,280,415
Prepaid expenses                              41,914        25,971        31,487          53,472
Due from advisor                                  --            --            --              --
Other Assets                                   9,930         9,930         9,930           9,930
                                        --------------------------------------------------------
       Total Assets                     $694,497,596   437,301,451   822,075,223   1,543,715,845
                                        --------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value
 (proceeds $242,764,530)                          --            --   255,224,683              --
Net unrealized depreciation on forward
 foreign currency contracts                  456,418            --            --              --
Payable for investments purchased         30,527,453     9,278,766    20,895,005      40,863,943
Payable for Fund shares redeemed           1,163,382       330,318       608,407       1,149,169
Payable to investment advisor                397,515       248,864       347,983       1,055,188
Payable to distributor                       315,060       185,955       240,767         556,541
Accounts payable and accrued
 liabilities                                 406,069       286,831       314,055         908,875
                                        --------------------------------------------------------
       Total Liabilities                  33,265,897    10,330,734   277,630,900      44,533,716
                                        --------------------------------------------------------
NET ASSETS                              $661,231,699   426,970,717   544,444,323   1,499,182,129
                                        --------------------------------------------------------
ANALYSIS OF NET ASSETS
Paid in Capital                         $646,677,772   416,976,287   538,602,344   1,485,985,274
Undistributed net investment income
 (loss)                                     (102,456)           --       221,180              --
Accumulated net realized gain (loss)
 on investments, options and forward
 foreign currency contracts               (8,889,958)   (8,309,147)   (1,016,910)    (89,234,626)
Unrealized appreciation (depreciation)
 of investments, options and forward
 foreign currency contracts               23,546,341    18,303,577     6,637,709     102,431,481
                                        --------------------------------------------------------
NET ASSETS                              $661,231,699   426,970,717   544,444,323   1,499,182,129
                                        --------------------------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares
 Outstanding                            $313,223,454   242,624,144   306,523,703   1,027,090,650
Shares Outstanding                        16,614,131    10,128,874    22,338,550      27,288,248
Net Asset Value and Redemption Price
 Per Share                              $      18.85         23.95         13.72           37.64
                                        --------------------------------------------------------
Maximum Offering Price Per Share at
 (Net asset value, plus 4.99% of net
 asset value or 4.75% of offering
 price)                                 $      19.79         25.14         14.40           39.52
                                        --------------------------------------------------------
CLASS B SHARES
Net Assets Applicable to Shares
 Outstanding                            $ 86,451,247    68,757,094    45,804,121     130,934,117
Shares Outstanding                         4,096,504     2,607,991     3,235,827       3,290,586
Net Asset Value and Redemption Price
 Per Share                              $      21.10         26.36         14.16           39.79
                                        --------------------------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares
 Outstanding                            $225,058,488   112,633,160   160,939,746     333,733,738
Shares Outstanding                        11,884,220     4,661,978    11,607,447       9,011,465
Net Asset Value and Redemption Price
 Per Share                              $      18.94         24.16         13.87           37.03
                                        --------------------------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares
 Outstanding                            $ 36,498,510     2,956,319    31,176,753       7,423,624
Shares Outstanding                         2,013,562       125,579     2,287,724         187,661
Net Asset Value and Redemption Price
 Per Share                              $      18.13         23.54         13.63           39.56
                                        --------------------------------------------------------


                                          GLOBAL                   CONVERTIBLE    MID CAP
                                        CONVERTIBLE   HIGH YIELD   TECHNOLOGY      VALUE
                                           FUND          FUND         FUND         FUND
------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost
 $602,144,526, $349,156,736,
 $512,150,178, $1,253,497,060,
 $16,924,299, $8,750,397, $4,134,812,
 $882,147, respectively)                17,371,193     9,170,010    3,511,214      885,161
Cash with custodian (interest bearing)   1,010,940     3,327,072      249,915      391,222
Foreign currency (cost $308)                   326            --           --           --
Net unrealized appreciation on forward
 foreign currency contracts                 10,636            --           --           --
Accrued interest and dividends
 receivable                                 97,367       117,849       18,202        2,001
Receivable for investments sold            221,112            --           --           --
Receivable for Fund shares sold            158,101       798,866       10,000       12,693
Prepaid expenses                             9,421        14,680       11,352       25,440
Due from advisor                                --        27,431           --       33,984
Other Assets                                 9,930         9,930        7,861          995
                                        --------------------------------------------------
       Total Assets                     18,889,026    13,465,838    3,808,544    1,351,496
                                        --------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value
 (proceeds $242,764,530)                        --            --           --           --
Net unrealized depreciation on forward
 foreign currency contracts                     --            --           --           --
Payable for investments purchased          291,094       693,637           --       57,602
Payable for Fund shares redeemed           294,011           315       11,683           --
Payable to investment advisor                5,244            --       21,435           --
Payable to distributor                       6,608         5,118        1,849          302
Accounts payable and accrued
 liabilities                                99,465        92,814       51,876       43,539
                                        --------------------------------------------------
       Total Liabilities                   696,422       791,884       86,843      101,443
                                        --------------------------------------------------
NET ASSETS                              18,192,604    12,673,954    3,721,701    1,250,053
                                        --------------------------------------------------
ANALYSIS OF NET ASSETS
Paid in Capital                         18,258,072    12,485,992    4,822,179    1,247,039
Undistributed net investment income
 (loss)                                     66,676         9,478          555           --
Accumulated net realized gain (loss)
 on investments, options and forward
 foreign currency contracts               (588,039)     (241,129)    (477,435)          --
Unrealized appreciation (depreciation)
 of investments, options and forward
 foreign currency contracts                455,895       419,613     (623,598)       3,014
                                        --------------------------------------------------
NET ASSETS                              18,192,604    12,673,954    3,721,701    1,250,053
                                        --------------------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares
 Outstanding                            12,610,863     7,022,629    2,018,769    1,129,698
Shares Outstanding                       1,829,914       713,268      292,498      114,190
Net Asset Value and Redemption Price
 Per Share                                    6.89          9.85         6.90         9.89
                                        --------------------------------------------------
Maximum Offering Price Per Share at
 (Net asset value, plus 4.99% of net
 asset value or 4.75% of offering
 price)                                       7.23         10.34         7.24        10.38
                                        --------------------------------------------------
CLASS B SHARES
Net Assets Applicable to Shares
 Outstanding                               647,609     2,014,405      803,938       54,727
Shares Outstanding                          88,281       200,051      116,733        5,543
Net Asset Value and Redemption Price
 Per Share                                    7.34         10.07         6.89         9.87
                                        --------------------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares
 Outstanding                             4,301,364     3,635,893      897,969       64,621
Shares Outstanding                         618,940       362,041      129,818        6,544
Net Asset Value and Redemption Price
 Per Share                                    6.95         10.04         6.92         9.88
                                        --------------------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares
 Outstanding                               632,768         1,027        1,025        1,007
Shares Outstanding                          92,299           104          149          102
Net Asset Value and Redemption Price
 Per Share                                    6.86          9.84         6.89         9.90
                                        --------------------------------------------------

 50            See accompanying Notes to Schedule of Investments.

                            STATEMENTS OF OPERATIONS

YEAR ENDED MARCH 31, 2002

                                                           CONVERTIBLE
                                             CONVERTIBLE   GROWTH AND       MARKET        GROWTH
                                                FUND       INCOME FUND   NEUTRAL FUND      FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                     $10,557,328    4,670,535     12,653,003        952,392
Dividends                                      6,698,540    3,261,236      2,580,427      1,949,429
                                             ------------------------------------------------------
  Total Investment Income*                    17,255,868    7,931,771     15,233,430      2,901,821
                                             ------------------------------------------------------

EXPENSES
Investment advisory fees                       3,255,179    1,678,129      2,547,021      6,471,941
Distribution fees                              2,480,572    1,165,872      1,631,798      3,239,981
Transfer agent fees                              513,806      335,004        338,486      1,168,572
Accounting fees                                  158,242      123,305        180,153        191,064
Administration fees                                7,000        7,000          7,000          7,000
Audit and legal fees                              35,850       34,100         38,850         35,100
Custodian fees                                   155,437       69,716         17,740        223,520
Shareholder reports                              149,476       87,042         90,198        324,863
Registration fees                                131,052       94,980        124,217        251,159
Trustees' fees                                     9,734        9,734          9,734          9,734
Dividend expense on short position                    --           --        497,017             --
Other                                             81,168       43,686         31,732        113,052
                                             ------------------------------------------------------
  Total Expenses                               6,977,516    3,648,568      5,513,946     12,035,986
  Less Expense waived or absorbed                     --           --             --             --
                                             ------------------------------------------------------
  Net Expenses                                 6,977,516    3,648,568      5,513,946     12,035,986
                                             ------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                  10,278,352    4,283,203      9,719,484     (9,134,165)
                                             ------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments,
 options, and forward foreign currency
 contracts                                    (8,717,129)  (8,309,147)      (936,143)   (79,864,849)
Change in net unrealized
 appreciation/depreciation on investments,
 options and forward foreign currency
 contracts                                    17,574,680   18,779,904      6,288,743    105,992,667
                                             ------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                 8,857,551   10,470,757      5,352,600     26,127,818
                                             ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $19,135,903   14,753,960     15,072,084     16,993,653
                                             ------------------------------------------------------

                                               GLOBAL                   CONVERTIBLE   MID CAP
                                             CONVERTIBLE   HIGH YIELD   TECHNOLOGY     VALUE
                                                FUND          FUND         FUND       FUND**
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                        382,922      354,269      125,352        658
Dividends                                       170,201       71,392       32,900      2,042
                                             ------------------------------------------------
  Total Investment Income*                      553,123      425,661      158,252      2,700
                                             ------------------------------------------------
EXPENSES
Investment advisory fees                        155,491       39,644       35,104      1,817
Distribution fees                                64,786       25,226       19,491        561
Transfer agent fees                              55,729       47,876       27,530      8,712
Accounting fees                                  72,426       86,864       57,608     18,024
Administration fees                               7,000        7,000        7,000      2,000
Audit and legal fees                             35,100       27,750       27,922      8,282
Custodian fees                                   14,802        9,260        6,303      1,408
Shareholder reports                              22,619       20,710       21,222      3,344
Registration fees                                33,833       36,178       27,931     10,120
Trustees' fees                                    9,734        9,734        9,734      2,917
Dividend expense on short position                   --           --           --         --
Other                                             8,372        5,677        4,812      1,456
                                             ------------------------------------------------
  Total Expenses                                479,892      315,919      244,657     58,641
  Less Expense waived or absorbed               193,267      212,356      172,509     55,355
                                             ------------------------------------------------
  Net Expenses                                  286,625      103,563       72,148      3,286
                                             ------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    266,498      322,098       86,104       (586)
                                             ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments,
 options, and forward foreign currency
 contracts                                     (511,485)    (211,294)    (329,853)        --
Change in net unrealized
 appreciation/depreciation on investments,
 options and forward foreign currency
 contracts                                      309,480      449,593      219,944      3,014
                                             ------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                 (202,005)     238,299     (109,909)     3,014
                                             ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       64,493      560,397      (23,805)     2,428
                                             ------------------------------------------------

* Net of foreign taxes withheld of $7,000, $2,566 and $99 for the Growth Fund, Global Convertible Fund and Mid-Cap Value Fund, respectively.
** The Mid Cap Value Fund commenced operations on January 2, 2002.

               See accompanying Notes to Schedule of Investments.             51

                             STATEMENTS OF CHANGES

                                 IN NET ASSETS

YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2001

                                                                                   CONVERTIBLE
                                                    CONVERTIBLE FUND         GROWTH AND INCOME FUND        MARKET NEUTRAL FUND
                                               ----------------------------------------------------------------------------------
                                                   2002          2001          2002          2001          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                   $ 10,278,352     5,294,712     4,283,203     1,810,718     9,719,484     2,665,083
Net realized gain (loss) on investments,
   options and forward foreign currency
   contracts                                     (8,717,129)   12,474,918    (8,309,147)    3,353,426      (936,143)      875,496
Change in net unrealized appreciation/
   depreciation on investments, options and
   forward foreign currency contracts            17,574,680   (27,276,887)   18,779,904   (11,992,539)    6,288,743       361,126
                                               ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     19,135,903    (9,507,257)   14,753,960    (6,828,395)   15,072,084     3,901,705
                                               ----------------------------------------------------------------------------------
CAPITAL CONTRIBUTION FROM ADVISOR                        --     1,177,844            --       246,687            --        97,319

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                           (14,742,068)   (5,798,238)   (5,628,016)   (1,779,602)   (9,594,977)   (2,572,055)
Net realized gains                               (7,375,743)  (25,784,068)   (1,976,523)   (7,275,622)     (534,654)   (1,103,349)
Distribution from capital contribution                   --    (1,177,844)           --      (246,687)           --       (97,319)
                                               ----------------------------------------------------------------------------------
Total Distributions                             (22,117,811)  (32,760,150)   (7,604,539)   (9,301,911)  (10,129,631)   (3,772,723)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
   TRANSACTIONS                                 380,439,886   127,768,192   304,506,302    75,286,100   429,473,894    95,371,432
                                               ----------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                    377,457,978    86,678,629   311,655,723    59,402,481   434,416,347    95,597,733

NET ASSETS
Beginning of period                             283,773,721   197,095,092   115,314,994    55,912,513   110,027,976    14,430,243
                                               ----------------------------------------------------------------------------------
End of period                                  $661,231,699   283,773,721   426,970,717   115,314,994   544,444,323   110,027,976
                                               ----------------------------------------------------------------------------------
Undistributed Net Investment Income (Loss)     $   (102,456)    4,187,802            --     1,121,851       221,180        96,272

* The Convertible Technology Fund commenced operations on August 24, 2000. ** The Mid Cap Value Fund commenced operations on January 2, 2002.

 52            See accompanying Notes to Schedule of Investments.

                             STATEMENTS OF CHANGES

                                 IN NET ASSETS

YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2001

                                                                                                 CONVERTIBLE           MID CAP
          GROWTH FUND              GLOBAL CONVERTIBLE FUND          HIGH YIELD FUND            TECHNOLOGY FUND        VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
     2002              2001          2002            2001         2002           2001        2002           2001*       2002**
--------------------------------------------------------------------------------------------------------------------------------
$   (9,134,165)        (901,847)     266,498         238,959      322,098         80,781      86,104         40,202        (586)
   (79,864,849)      (7,325,577)    (511,485)        465,908     (211,294)       (20,535)   (329,853)      (147,582)         --
   105,992,667      (17,677,598)     309,480      (2,494,721)     449,593         (3,979)    219,944       (843,542)      3,014
--------------------------------------------------------------------------------------------------------------------------------
    16,993,653      (25,905,022)      64,493      (1,789,854)     560,397         56,267     (23,805)      (950,922)      2,428
--------------------------------------------------------------------------------------------------------------------------------
            --          622,620           --          45,188           --            680          --          1,188          --

            --               --     (546,471)       (873,565)    (316,069)       (78,176)    (86,789)       (38,962)         --
            --      (12,565,870)     (61,808)     (1,202,617)          --             --          --             --          --
            --         (622,620)          --         (45,188)          --           (680)         --         (1,188)         --
--------------------------------------------------------------------------------------------------------------------------------
            --      (13,188,490)    (608,279)     (2,121,370)    (316,069)       (78,856)    (86,789)       (40,150)         --
 1,275,161,504      195,367,557    4,527,314       4,457,253   10,136,151      1,587,130   1,069,141      3,753,028   1,247,615
--------------------------------------------------------------------------------------------------------------------------------
 1,292,155,157      156,896,665    3,983,528         591,217   10,380,479      1,565,221     958,547      2,763,144   1,250,043

   207,026,972       50,130,307   14,209,076      13,617,859    2,293,475        728,254   2,763,154             10          10
--------------------------------------------------------------------------------------------------------------------------------
$1,499,182,129      207,026,972   18,192,604      14,209,076   12,673,954      2,293,475   3,721,701      2,763,154   1,250,053
--------------------------------------------------------------------------------------------------------------------------------
$           --               --       66,676         270,106        9,478          3,449         555          1,240          --

               See accompanying Notes to Schedule of Investments.             53

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of eight series, CALAMOS Convertible Fund, CALAMOS Convertible Growth and Income Fund, CALAMOS Market Neutral Fund, CALAMOS Growth Fund, CALAMOS Global Convertible Fund, CALAMOS High Yield Fund, CALAMOS Convertible Technology Fund and CALAMOS Mid Cap Value Fund (the "Funds"). The Trust currently offers Class A, Class B, Class C and Class I shares of each of the eight series of the Trust. Effective December 1, 2001, the Market Neutral Fund, was closed to new shareholders subject to certain conditions as disclosed in the prospectus.

PORTFOLIO VALUATION. Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and accrete discounts on fixed income securities. The effect of this accounting change was not material to the Funds. Generally, the Funds do not amortize premiums on convertible securities, since premiums on convertible securities are attributed to the equity component of the convertible security.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange gains of $172,828 and $76,554 incurred respectively by the Convertible Fund and Global Convertible Fund and unrealized foreign exchange losses of $456,418 and gains of $10,636 incurred respectively by the Convertible Fund and Global Convertible Fund are included as a component of net realized foreign exchange gain/loss on investments, options, and forward foreign currency contracts and change in net unrealized appreciation/depreciation on investments, options, and forward foreign currency contracts, respectively.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since each Fund elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and has made such distributions to shareholders as to be relieved of all Federal income taxes.

CAPITAL LOSS CARRYFORWARDS. As of March 31, 2002, Convertible Fund, Convertible Growth and Income Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Convertible Technology Fund had capital loss carryforwards of $8,889,957, $7,155,283, $59,739,635, $588,039, $47,366 and $342,598, respectively, which, if not used, will expire in 2010. High Yield Fund and Convertible Technology Fund had capital loss carryforwards of $24,873 and $17,582, respectively, which will expire, if not used, in 2009.

DIVIDENDS. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.
 54

                         NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended March 31, 2002 was as follows:

                             CONVERTIBLE   CONVERTIBLE GROWTH      MARKET      GROWTH
                                FUND         & INCOME FUND      NEUTRAL FUND    FUND
                             -----------   ------------------   ------------   -------
YEAR ENDED MARCH 31,            2002              2002              2002        2002
--------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                  $8,692,214        3,820,161         6,334,292          --
    Class B                   1,688,502          607,516           635,125          --
    Class C                   5,369,299        1,223,133         2,401,674          --
    Class I                   1,407,492           77,487           857,130          --

LONG-TERM CAPITAL GAIN
    Class A                  $2,589,347        1,207,591                --          --
    Class B                     797,203          263,914                67      80,615
    Class C                   2,316,817          627,655             1,235     365,026
    Class I                     436,584           25,867                --     176,023

                                  GLOBAL        HIGH YIELD     CONVERTIBLE      MID CAP
                             CONVERTIBLE FUND      FUND      TECHNOLOGY FUND   VALUE FUND
                             ----------------   ----------   ---------------   ----------
YEAR ENDED MARCH 31,               2002            2002           2002            2002
-----------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                      402,734         218,214         58,108             --
    Class B                       14,778          44,180         14,515             --
    Class C                      114,950          54,371         15,382             --
    Class I                       22,754               9              6             --
LONG-TERM CAPITAL GAIN
    Class A                       44,180              --             --             --
    Class B                        2,081              --             --             --
    Class C                       42,597              --             --             --
    Class I                        2,494              --             --             --

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTION WITH AFFILIATES
Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Convertible Growth and Income Fund, and Market Neutral Fund are at the annual rate of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets, and 0.65% of average net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average daily net assets. The Growth Fund fees are at the annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $500 million of average net assets, and 0.80% of average net assets in excess of $1 billion. The Global Convertible Fund, Convertible Technology Fund and Mid Cap Value Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2002. For the year ended March 31, 2002, CAM waived or absorbed expenses of $193,267, $212,356, $172,509, and
$55,355 for the, Global Convertible Fund, High Yield Fund, Convertible Technology Fund and Mid Cap Value Fund, respectively.

As Distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and service fee of 0.25% of the average daily net assets of the Fund's Class A shares and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission and a distribution fee on certain sales of each Fund's Class A shares. During the year ended March 31, 2002, CFS received commissions and distribution fees of $288,924, $313,483, $233,631, $1,225,265,
$3,905, $11,687, $4,381, and $4,025, from the sale of shares of Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund, Convertible Technology Fund and Mid Cap Value Fund, respectively.

                         NOTES TO FINANCIAL STATEMENTS

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the year ended March 31, 2002, the Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund, Convertible Technology Fund and Mid Cap Value Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $98,727, $71,865, $107,016, $748,098, $2,646, $32, $586 and $573,
respectively.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust. The Fund provides deferred compensation and retirement plans for its trustees who are not officers of CALAMOS. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds are included in "Other Assets" on the Statement of Assets and Liabilities at March 31, 2002 for $9,930 each for the Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund, and $7,861 and $995, for the Convertible Technology Fund and Mid Cap Value Fund, respectively. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

During the fiscal year ended March 31, 2001, the Funds distributed the appropriate amounts of aggregate ordinary income and capital gain distributions declared by the Board of Trustees. However, individual shareholders did not receive the proper per share amounts. Each Fund made an additional distribution to any shareholder of the Fund who received less than the shareholder should have received and CAM has made a capital contribution to such Fund of an equal amount. The aggregate amounts of such additional distributions were $1,179,647, $248,785, $99,891, $621,664, $38,289, $705, and $1,121 for the Convertible Fund,
Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund and Convertible Technology Fund, respectively.

As a result of the incorrect distributions, each Fund may not qualify as a regulated investment company under the Internal Revenue Code, in which case it would be subject to corporate income tax on its net investment income and net realized capital gains. However, the Trust has requested that the Internal Revenue Service recognize each Fund's continuing status as a regulated investment company notwithstanding the incorrect distributions. Management and legal counsel to the Trust believe that each Fund should be permitted to continue to qualify as a regulated investment company and no Fund has made any provision for corporate income tax obligations within the financial statements.

NOTE 3 -- INVESTMENTS
Purchases and sales of investments other than short-term obligations by the Funds for the year ended March 31, 2002 were as follows:

                                               CONVERTIBLE       MARKET                         GLOBAL         HIGH
                                CONVERTIBLE     GROWTH AND      NEUTRAL          GROWTH       CONVERTIBLE     YIELD
                                    FUND       INCOME FUND        FUND            FUND           FUND          FUND
----------------------------------------------------------------------------------------------------------------------
Purchases                       $534,373,835   $324,640,047   $753,417,168   $1,647,268,653   $14,811,034   $8,294,986
Proceeds from sales              197,012,285     81,526,660    542,489,166      490,617,870    11,422,549    1,554,779

                                CONVERTIBLE   MID CAP
                                TECHNOLOGY     VALUE
                                   FUND         FUND
------------------------------  ----------------------
Purchases                       $2,239,599    $881,924
Proceeds from sales              1,092,249          --

The following information is presented on an income tax basis as of at March 31, 2002. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for tax purposes at March 31, 2002 was as follows:

                                               CONVERTIBLE       MARKET                         GLOBAL         HIGH
                                CONVERTIBLE     GROWTH AND      NEUTRAL          GROWTH       CONVERTIBLE     YIELD
                                    FUND       INCOME FUND        FUND            FUND           FUND          FUND
----------------------------------------------------------------------------------------------------------------------
Cost basis of investments (net
 of short positions)            $602,144,526   $349,156,736   $269,949,607   $1,253,497,060   $16,924,299   $8,750,397
Gross unrealized appreciation     53,128,332     31,744,950     39,078,312      134,128,028     1,280,039      694,254
Gross unrealized depreciation     29,126,892     13,441,373     33,004,562       31,696,547       833,145      274,641
Net unrealized
 appreciation/(depreciation)      24,001,440     18,303,577      6,073,750      102,431,481       446,894      419,613

                                CONVERTIBLE   MID CAP
                                TECHNOLOGY     VALUE
                                   FUND         FUND
------------------------------  ----------------------
Cost basis of investments (net
 of short positions)            $4,141,012    $882,147
Gross unrealized appreciation      293,968      38,700
Gross unrealized depreciation      923,766      35,686
Net unrealized
 appreciation/(depreciation)      (629,798)      3,014

                         NOTES TO FINANCIAL STATEMENTS

The tax components of undistributed net investment income and realized gains and losses as of March 31, 2002, were as follows:

                                               CONVERTIBLE       MARKET                         GLOBAL         HIGH
                                CONVERTIBLE     GROWTH AND      NEUTRAL          GROWTH       CONVERTIBLE     YIELD
                                    FUND       INCOME FUND        FUND            FUND           FUND          FUND
----------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income        350,017       (227,819)       221,181               --        80,584        9,479
Undistributed long-term
 capital gains (loss)             (8,889,957)    (7,155,283)        77,914      (59,739,635)     (588,039)     (72,239)

                                CONVERTIBLE   MID CAP
                                TECHNOLOGY     VALUE
                                   FUND         FUND
------------------------------  ----------------------
Undistributed ordinary income          554          --
Undistributed long-term
 capital gains (loss)             (360,180)         --

NOTE 4 -- SHORT SALES
Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk (i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statements of assets and liabilities). To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the year ended March 31, 2002, the Market Neutral Fund incurred net gains of $18,039,065 on short sales that were classified as net realized gains on investments. No other Fund engaged in short sales during the year ended March 31, 2002.

NOTE 5 -- FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statements of operations reflect net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at March, 31, 2002, was a multinational bank.

As of March 31, 2002 the Convertible Fund had the following open forward foreign currency contracts:

                                                   SETTLEMENT DATE    FOREIGN CURRENCY    U.S. CURRENCY    UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                      4/25/02            10,500,000       $ 5,591,971           $(310,996)
Euro                                                   4/25/02            12,000,000        10,454,980              13,320
South Korean Won                                       4/25/02         5,200,000,000         3,911,781             (38,920)
Swiss Franc                                            4/25/02            14,900,000         8,864,940            (119,822)
                                                                                                                 ---------
                                                                                                                 $(456,418)

As of March 31, 2002 the Global Convertible Fund had the following open forward foreign currency contracts:

                                                    SETTLEMENT DATE    FOREIGN CURRENCY    U.S. CURRENCY   UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                       4/25/02              290,000        $  154,445            $ (8,589)
British Pound Sterling                                  4/25/02              475,000           675,196                (805)
Euro                                                    4/25/02            4,400,000         3,833,493              37,038
Mexican Peso                                            4/25/02            2,500,000           276,132              (8,265)
South Korean Won                                        4/25/02          775,000,000           583,006              (3,272)
Swedish Krona                                           4/25/02            3,400,000           327,796             (11,281)
Swiss Franc                                             4/25/02            1,310,000           779,401               5,810
                                                                                                                  --------
                                                                                                                  $ 10,636

NOTE 6 - CALL OPTIONS WRITTEN
Transactions in options written during the year ended March 31, 2002 for the Market Neutral Fund were as follows:

                                                                NUMBER OF CONTRACTS   PREMIUMS RECEIVED
-------------------------------------------------------------------------------------------------------
Options outstanding at March 31, 2001                                   409               $ 166,380
Options exercised                                                      (409)               (166,380)
                                                                ---------------------------------------
Options outstanding at March 31, 2002                                    --               $      --
                                                                ---------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

NOTE 7 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN
Each Fund earns interest on its average daily balance deposited with its custodian. During the year ended March 31, 2002, the Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund, Convertible Technology Fund, and Mid Cap Value Fund earned $482,429, $284,541, $2,416,096, $952,392, $9,748, $13,545,
$4,575, and $223, respectively.

NOTE 8 - CAPITAL SHARE TRANSACTIONS
The following table summarizes the activity in capital shares of the Funds:

                                                                 CONVERTIBLE GROWTH
                                     CONVERTIBLE FUND              AND INCOME FUND            MARKET NEUTRAL FUND       GROWTH FUND
                                 -------------------------    -------------------------    -------------------------    ----------
YEAR ENDED MARCH 31, 2002          SHARES       DOLLARS         SHARES       DOLLARS         SHARES       DOLLARS         SHARES
----------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                      11,081,837   $207,818,965     7,935,241   $187,745,402    21,509,060   $294,023,017    28,592,228
Shares Issued in reinvestment
 of distributions                   415,702      7,671,972       156,416      3,653,172       354,283      4,825,420            --
Less Shares Redeemed             (2,316,283)   (43,560,717)   (1,503,599)   (35,311,413)   (5,056,651)   (69,277,136)   (5,093,044)
                                 -------------------------------------------------------------------------------------------------
Increase                          9,181,256   $171,930,220     6,588,058   $156,087,161    16,806,692   $229,571,301    23,499,184
                                 -------------------------------------------------------------------------------------------------
B SHARES
Shares Sold                       3,575,512   $ 75,135,608     2,471,146   $ 64,258,726     3,273,672   $ 46,162,649     3,239,192
Shares Issued in reinvestment
 of distributions                    34,136        706,002        14,046        362,546        25,675        361,380         1,213
Less Shares Redeemed               (151,584)    (3,134,966)     (108,828)    (2,774,822)     (216,444)    (3,059,619)     (131,252)
                                 -------------------------------------------------------------------------------------------------
Increase                          3,458,064   $ 72,706,644     2,376,364   $ 61,846,450     3,082,903   $ 43,464,410     3,109,153
                                 -------------------------------------------------------------------------------------------------
C SHARES
Shares Sold                       7,801,389   $147,831,073     3,888,771   $ 92,640,582    11,289,533   $156,035,814     8,227,443
Shares Issued in reinvestment
 of distributions                   158,006      2,941,327        29,296        698,594        67,038        924,179         3,299
Less Shares Redeemed             (1,159,842)   (21,783,639)     (291,942)    (6,920,215)     (744,230)   (10,285,640)     (648,138)
                                 -------------------------------------------------------------------------------------------------
Increase                          6,799,553   $128,988,761     3,626,125   $ 86,418,961    10,612,341   $146,674,353     7,582,604
                                 -------------------------------------------------------------------------------------------------
I SHARES
Shares Sold                         551,469   $  9,868,180         2,187   $     50,376     1,770,057   $ 23,900,020         1,689
Shares Issued in reinvestment
 of distributions                    16,398        291,975         4,518        103,354        61,967        837,187         4,348
Less Shares Redeemed               (184,885)    (3,345,894)           --             --    (1,103,367)   (14,973,377)           --
                                 -------------------------------------------------------------------------------------------------
Increase                            382,982   $  6,814,261         6,705   $    153,730       728,657   $  9,763,830         6,037
                                 -------------------------------------------------------------------------------------------------
Total Increase                   19,821,855   $380,439,886    12,597,252   $304,506,302    31,230,593   $429,473,894    34,196,978
                                 -------------------------------------------------------------------------------------------------


                                GROWTH FUND
                                 --------------
YEAR ENDED MARCH 31, 2002           DOLLARS
-------------------------------
A SHARES
Shares Sold                      $1,060,209,672
Shares Issued in reinvestment
 of distributions                            --
Less Shares Redeemed               (186,507,593)
                                 --------------
Increase                         $  873,702,079
                                 --------------
B SHARES
Shares Sold                      $  127,670,500
Shares Issued in reinvestment
 of distributions                        49,789
Less Shares Redeemed                 (4,956,985)
                                 --------------
Increase                         $  122,763,304
                                 --------------
C SHARES
Shares Sold                      $  301,527,270
Shares Issued in reinvestment
 of distributions                       126,046
Less Shares Redeemed                (23,201,890)
                                 --------------
Increase                         $  278,451,426
                                 --------------
I SHARES
Shares Sold                      $       68,672
Shares Issued in reinvestment
 of distributions                       176,023
Less Shares Redeemed                         --
                                 --------------
Increase                         $      244,695
                                 --------------
Total Increase                   $1,275,161,504
                                 --------------

                                                                                                            CONVERTIBLE
                                        GLOBAL CONVERTIBLE FUND            HIGH YIELD FUND                TECHNOLOGY FUND
                                       -------------------------      --------------------------      -----------------------
      YEAR ENDED MARCH 31, 2002         SHARES         DOLLARS         SHARES          DOLLARS        SHARES        DOLLARS
-----------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares sold                             458,173      $ 3,177,421        514,958      $ 4,990,089      140,206      $1,027,207
Shares issued in reinvestment of
 distributions                           59,601          408,052         20,383          194,758        7,290          49,428
Less shares redeemed                   (243,931)      (1,668,091)       (56,889)        (551,533)     (83,127)       (593,695)
                                       --------------------------------------------------------------------------------------
Increase                                273,843      $ 1,917,382        478,452      $ 4,633,314       64,369      $  482,940
                                       --------------------------------------------------------------------------------------

B SHARES
Shares sold                              90,319      $   674,404        201,959      $ 1,984,754       51,939      $  360,868
Shares issued in reinvestment of
 distributions                              828            6,081            820            8,031        1,651          11,235
Less shares redeemed                     (6,543)         (49,148)        (6,838)         (68,304)     (14,337)        (97,170)
                                       --------------------------------------------------------------------------------------
Increase                                 84,604      $   631,337        195,941      $ 1,924,481       39,253      $  274,933
                                       --------------------------------------------------------------------------------------

C SHARES
Shares sold                             318,329      $ 2,247,124        387,253      $ 3,835,116       48,364      $  340,636
Shares issued in reinvestment of
 distributions                            7,419           51,772          1,186           11,765        1,665          11,393
Less shares redeemed                    (51,487)        (352,549)       (27,482)        (269,534)      (6,159)        (41,767)
                                       --------------------------------------------------------------------------------------
Increase                                274,261      $ 1,946,347        360,957      $ 3,577,347       43,870      $  310,262
                                       --------------------------------------------------------------------------------------

I SHARES
Shares sold                               1,025      $     7,000            103      $     1,000          148      $    1,000
Shares issued in reinvestment of
 distributions                            3,707           25,248              1                9            1               6
Less shares redeemed                         --               --             --               --           --              --
                                       --------------------------------------------------------------------------------------
Increase                                  4,732      $    32,248            104      $     1,009          149      $    1,006
                                       --------------------------------------------------------------------------------------
Total Increase                          637,440      $ 4,527,314      1,035,454      $10,136,151      147,641      $1,069,141
                                       --------------------------------------------------------------------------------------


                                         MID CAP VALUE FUND*
                                       -----------------------
      YEAR ENDED MARCH 31, 2002        SHARES        DOLLARS
-------------------------------------
A SHARES
Shares sold                            114,190      $1,127,936
Shares issued in reinvestment of
 distributions                              --              --
Less shares redeemed                        --              --
                                       -----------------------
Increase                               114,190      $1,127,936
                                       -----------------------
B SHARES
Shares sold                              5,543      $   54,893
Shares issued in reinvestment of
 distributions                              --              --
Less shares redeemed                        --              --
                                       -----------------------
Increase                                 5,543      $   54,893
                                       -----------------------
C SHARES
Shares sold                              7,007      $   68,279
Shares issued in reinvestment of
 distributions                              --              --
Less shares redeemed                      (463)         (4,493)
                                       -----------------------
Increase                                 6,544      $   63,786
                                       -----------------------
I SHARES
Shares sold                                102      $    1,000
Shares issued in reinvestment of
 distributions                              --              --
Less shares redeemed                        --              --
                                       -----------------------
Increase                                   102      $    1,000
                                       -----------------------
Total Increase                         126,379      $1,247,615
                                       -----------------------

* Commenced operations on January 2, 2002.
 58

                         NOTES TO FINANCIAL STATEMENTS

                                                                  CONVERTIBLE GROWTH
                                    CONVERTIBLE FUND               AND INCOME FUND             MARKET NEUTRAL FUND
                                -------------------------      ------------------------      ------------------------
  YEAR ENDED MARCH 31, 2001       SHARES       DOLLARS          SHARES       DOLLARS          SHARES       DOLLARS
---------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                      3,394,154   $ 70,995,705      2,258,489   $ 57,154,627      5,182,753   $ 69,371,132
Shares Issued in reinvestment
 of distributions                  680,794     13,957,861        249,444      6,374,832        179,069      2,367,628
Less Shares Redeemed            (1,066,314)   (22,203,147)      (573,523)   (14,276,272)      (923,726)   (12,271,610)
                                -------------------------------------------------------------------------------------
Increase                         3,008,634   $ 62,750,419      1,934,410   $ 49,253,187      4,438,096   $ 59,467,150
                                -------------------------------------------------------------------------------------
B SHARES
Shares Sold                        641,167   $ 14,237,253        232,931   $  6,251,862        153,094   $  2,098,463
Shares Issued in reinvestment
 of distributions                    2,401         52,670            611         15,799            604          8,280
Less Shares Redeemed                (5,128)      (112,156)        (1,915)       (50,646)          (774)       (10,719)
                                -------------------------------------------------------------------------------------
Increase                           638,440   $ 14,177,767        231,627   $  6,217,015        152,924   $  2,096,024
                                -------------------------------------------------------------------------------------
C SHARES
Shares Sold                      2,524,109   $ 53,041,478        803,453   $ 20,313,371        989,713   $ 13,316,231
Shares Issued in reinvestment
 of distributions                  405,183      8,302,527         39,110      1,002,166         11,678        155,844
Less Shares Redeemed              (438,380)    (9,157,516)       (67,616)    (1,696,656)       (22,162)      (297,526)
                                -------------------------------------------------------------------------------------
Increase                         2,490,912   $ 52,186,489        774,947   $ 19,618,881        979,229   $ 13,174,549
                                -------------------------------------------------------------------------------------
I SHARES
Shares Sold                        395,499   $  7,979,267            650   $     17,000      1,647,190   $ 21,797,676
Shares Issued in reinvestment
 of distributions                   47,989        954,180         17,966        455,017         63,604        838,108
Less Shares Redeemed              (470,450)   (10,279,930)       (11,256)      (275,000)      (151,727)    (2,002,075)
                                -------------------------------------------------------------------------------------
Increase (Decrease)                (26,962)  $ (1,346,483)         7,360   $    197,017      1,559,067   $ 20,633,709
                                -------------------------------------------------------------------------------------
Total Increase                   6,111,024   $127,768,192      2,948,344   $ 75,286,100      7,129,316   $ 95,371,432
                                -------------------------------------------------------------------------------------


                                       GROWTH FUND
                                -------------------------
  YEAR ENDED MARCH 31, 2001       SHARES       DOLLARS
------------------------------
A SHARES
Shares Sold                      4,033,684   $172,854,766
Shares Issued in reinvestment
 of distributions                  205,967      8,866,882
Less Shares Redeemed            (1,283,116)   (53,762,144)
                                -------------------------
Increase                         2,956,535   $127,959,504
                                -------------------------
B SHARES
Shares Sold                        184,676   $  7,792,456
Shares Issued in reinvestment
 of distributions                      383         17,628
Less Shares Redeemed                (3,626)      (144,473)
                                -------------------------
Increase                           181,433   $  7,665,611
                                -------------------------
C SHARES
Shares Sold                      1,477,160   $ 62,419,936
Shares Issued in reinvestment
 of distributions                   52,060      2,227,651
Less Shares Redeemed              (227,962)    (9,466,912)
                                -------------------------
Increase                         1,301,258   $ 55,180,675
                                -------------------------
I SHARES
Shares Sold                        105,774   $  5,001,750
Shares Issued in reinvestment
 of distributions                   13,592        612,864
Less Shares Redeemed               (20,039)    (1,052,847)
                                -------------------------
Increase (Decrease)                 99,327   $  4,561,767
                                -------------------------
Total Increase                   4,538,553   $195,367,557
                                -------------------------

                                                                                                                CONVERTIBLE
                                         GLOBAL CONVERTIBLE FUND              HIGH YIELD FUND                TECHNOLOGY FUND*
                                        -------------------------         -----------------------         -----------------------
YEAR ENDED MARCH 31, 2001                SHARES         DOLLARS           SHARES        DOLLARS           SHARES        DOLLARS
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                              406,120      $ 3,506,202         150,993      $1,466,338         274,991      $2,531,477
Shares Issued in reinvestment of
  distributions                          200,212        1,582,138           8,142          77,523           2,941          22,031
Less Shares Redeemed                    (296,424)      (2,404,818)           (764)         (7,368)        (49,803)       (400,823)
                                        -----------------------------------------------------------------------------------------
Increase                                 309,908      $ 2,683,522         158,371      $1,536,493         228,129      $2,152,685
                                        -----------------------------------------------------------------------------------------
B SHARES
Shares Sold                                3,594      $    29,755           4,083      $   40,093          76,614      $  754,524
Shares Issued in reinvestment of
  distributions                               83              667              27             262             951           7,135
Less Shares Redeemed                          --               --              --              --             (85)           (665)
                                        -----------------------------------------------------------------------------------------
Increase                                   3,677      $    30,422           4,110      $   40,355          77,480      $  760,994
                                        -----------------------------------------------------------------------------------------
C SHARES
Shares Sold                              188,830      $ 1,632,164           1,065      $   10,093          97,324      $  929,258
Shares Issued in reinvestment of
  distributions                           28,714          226,942              19             189           1,048           7,867
Less Shares Redeemed                     (27,112)        (218,761)             --              --         (12,424)        (97,776)
                                        -----------------------------------------------------------------------------------------
Increase                                 190,432      $ 1,640,345           1,084      $   10,282          85,948      $  839,349
                                        -----------------------------------------------------------------------------------------
I SHARES
Shares Sold                                  956      $     8,000              --              --              --              --
Shares Issued in reinvestment of
  distributions                           12,049           94,964              --              --              --              --
Less Shares Redeemed                          --               --              --              --              --              --
                                        -----------------------------------------------------------------------------------------
Increase                                  13,005      $   102,964              --              --              --              --
                                        -----------------------------------------------------------------------------------------
Total Increase                           517,022      $ 4,457,253         163,565      $1,587,130         391,557      $3,753,028
                                        -----------------------------------------------------------------------------------------

* Commenced operations on August 24, 2000.

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                Class A                                          Class B
                                     --------------------------------------------------------------      ------------------------
                                                                                                                        Sept. 11,
                                                                                                           Year           2000
                                                          Year Ended March 31,                             Ended         through
                                     --------------------------------------------------------------      March 31,      March 31,
                                       2002          2001          2000         1999         1998          2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $  19.14      $  22.74      $  17.14      $ 17.43      $ 14.68       $ 21.35        $ 23.03
Income from investment operations:
 Net investment income                   0.52          0.51          0.43         0.41         0.49          0.40           0.15
 Net realized and unrealized gain
  (loss) on investments                  0.12         (1.14)         5.98         0.09         3.92          0.16          (1.56)
                                     --------      --------      --------      -------      -------       -------        -------
 Total from investment operations        0.64         (0.63)         6.41         0.50         4.41          0.56          (1.41)
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor          --          0.03            --           --           --            --           2.61
Less distributions:
 Dividends from net investment
  income                                (0.62)        (0.56)        (0.44)       (0.41)       (0.61)        (0.50)         (0.17)
 Dividends from net realized
  capital gains                         (0.31)        (2.41)        (0.37)       (0.38)       (0.95)        (0.31)         (0.10)
 Distributions paid from capital           --            --            --           --        (0.10)           --             --
 Distributions from capital
  contributions                            --         (0.03)           --           --           --            --          (2.61)
                                     --------      --------      --------      -------      -------       -------        -------
 Total distributions                    (0.93)        (3.00)        (0.81)       (0.79)       (1.66)        (0.81)         (2.88)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period      $  18.85      $  19.14      $  22.74      $ 17.14      $ 17.43       $ 21.10        $ 21.35
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                        3.6%         (3.2)%        38.1%         3.2%        31.4%          2.7%           5.3%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)     $313,223      $142,293      $100,589      $67,456      $62,157       $86,451        $13,628
 Ratio of net expenses to average
  net assets                              1.2%          1.2%          1.4%         1.4%         1.4%          2.0%           1.9%*
 Ratio of net investment income to
  average net assets                      2.7%          2.5%          2.3%         2.6%         3.3%          1.9%           1.8%*
 Decrease reflected in above
  expense ratio due to waiver and
  absorption of expenses by the
  advisor(c)                               --            --            --           --           --            --            0.8%*
---------------------------------------------------------------------------------------------------------------------------------

                                                          Year Ended March 31,
                                     --------------------------------------------------------------
                                       2002          2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  37.0%         92.6%         90.9%        78.2%        76.0%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -3.4%, -6.2% -4.0%, and -3.1% for Class A, Class B, Class C and Class I shares, respectively.
(c) Includes expenses associated with additional distribution in March 2001 equivalent to .01%, .76%, and .11% of average net assets for Class A, Class B and Class C shares, respectively.
* Annualized
**Amounts are less than $0.01 per share.

                               Class C                                                       Class I
---------------------------------------------------------------------   -------------------------------------------------

                        Year Ended March 31,                                          Year Ended March 31,
---------------------------------------------------------------------   -------------------------------------------------
       2002          2001          2000          1999          1998      2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------
     $  19.23       $ 22.62       $ 17.07       $ 17.38       $ 14.63   $ 18.44       $ 22.82       $ 17.21       $ 17.47
         0.36          0.34          0.35          0.31          0.40      0.54          0.59          0.55          0.50
         0.15         (1.12)         5.93          0.11          3.92      0.13         (1.12)         5.98          0.09
     --------       -------       -------       -------       -------   -------       -------       -------       -------
         0.51         (0.78)         6.28          0.42          4.32      0.67         (0.53)         6.53          0.59
-------------------------------------------------------------------------------------------------------------------------
           --          0.18            --            --            --        --          0.00**          --            --
        (0.49)        (0.34)        (0.36)        (0.35)        (0.52)    (0.67)        (0.67)        (0.55)        (0.47)
        (0.31)        (2.27)        (0.37)        (0.38)        (0.95)    (0.31)        (3.18)        (0.37)        (0.38)
           --            --            --            --         (0.10)       --            --            --            --
           --         (0.18)           --            --            --        --         (0.00)**         --            --
     --------       -------       -------       -------       -------   -------       -------       -------       -------
        (0.80)        (2.79)        (0.73)        (0.73)        (1.57)    (0.98)        (3.85)        (0.92)        (0.85)
-------------------------------------------------------------------------------------------------------------------------
     $  18.94       $ 19.23       $ 22.62       $ 17.07       $ 17.38   $ 18.13       $ 18.44       $ 22.82       $ 17.21
-------------------------------------------------------------------------------------------------------------------------
          2.8%         (3.1%)        37.4%          2.7%         30.8%      3.8%         (3.1)%        38.8%          3.7%
-------------------------------------------------------------------------------------------------------------------------
     $225,058       $97,784       $58,679       $30,843       $14,358   $36,499       $30,069       $37,827       $34,725
          2.0%          1.9%          1.9%          1.9%          2.0%      1.0%          0.9%          0.9%          0.9%
          1.9%          1.8%          1.8%          2.1%          3.0%      2.9%          2.8%          2.8%          3.1%
           --           0.1%           --            --            --        --            --            --            --
-------------------------------------------------------------------------------------------------------------------------

      Class I
---  ----------
      June 25,
        1997
      through
---  March 31,
        1998
---  ----------
      $ 15.88
         0.37
         2.49
      -------
         2.86
---------------------------------------------------------------------------
           --
        (0.54)
        (0.63)
        (0.10)
           --
      -------
        (1.27)
--------------------------------------------------------------------------------------
      $ 17.47
-------------------------------------------------------------------------------------------------
         18.8%
------------------------------------------------------------------------------------------------------------
      $35,951
          0.9%*
          2.9%*
           --
-----------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE GROWTH & INCOME FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                 Class A                                         Class B
                                       ------------------------------------------------------------      ------------------------
                                                                                                                        Sept. 11,
                                                                                                           Year           2000
                                                           Year Ended March 31,                            Ended         through
                                       ------------------------------------------------------------      March 31,      March 31,
                                         2002         2001         2000         1999         1998          2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  23.26      $ 28.29      $ 18.22      $ 18.59      $ 15.52       $ 25.57        $28.43
Income from investment operations:
 Net investment income                     0.50         0.61         0.40         0.39         0.34          0.36          0.13
 Net realized and unrealized gain
  (loss) on investments                    0.98        (2.29)       10.34         0.79         5.14          1.08         (2.77)
                                       --------      -------      -------      -------      -------       -------        ------
 Total from investment operations          1.48        (1.68)       10.74         1.18         5.48          1.44         (2.64)
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor            --           --           --           --           --            --          2.91
Less distributions:
 Dividends from net investment income     (0.58)       (0.62)       (0.39)       (0.39)       (0.41)        (0.44)        (0.12)
 Dividends from net realized capital
  gains                                   (0.21)       (2.73)       (0.28)       (1.16)       (2.00)        (0.21)        (0.10)
 Distributions from capital
  contributions                              --           --           --           --           --            --         (2.91)
                                       --------      -------      -------      -------      -------       -------        ------
 Total distributions                      (0.79)       (3.35)       (0.67)       (1.55)       (2.41)        (0.65)        (3.13)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period        $  23.95      $ 23.26      $ 28.29      $ 18.22      $ 18.59       $ 26.36        $25.57
---------------------------------------------------------------------------------------------------------------------------------
Total Return (a)(b)                         6.5%        (6.8)%       59.8%         6.9%        37.8%          5.7%          1.0%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)       $242,624      $82,362      $45,440      $18,981      $13,119       $68,757        $5,923
 Ratio of net expenses to average net
  assets                                    1.3%         1.4%         1.7%         2.0%         2.0%          2.1%          2.1%*
 Ratio of net investment income to
  average net assets                        2.2%         2.6%         1.8%         2.3%         2.0%          1.4%          1.8%*
 Decrease reflected in above expense
  ratio due to waiver and absorption
  of expenses by the advisor(c)              --           --           --           --           --            --           0.2%*
---------------------------------------------------------------------------------------------------------------------------------

                                                           Year Ended March 31,
                                       ------------------------------------------------------------
                                         2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    39.7%        81.6%       116.5%        87.5%       115.5%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -6.8%, -9.3% -7.5%, and -6.6% for Class A, Class B, Class C and Class I shares, respectively.
(c) Includes expenses associated with additional distribution in March 2001 equivalent to .20% and .21% of average net assets for Class B and Class C shares, respectively.
* Annualized
** Amounts are less than $0.01 per share.

                               Class C                                                        Class I
---------------------------------------------------------------------   ---------------------------------------------------

                        Year Ended March 31,                                           Year Ended March 31,
---------------------------------------------------------------------   ---------------------------------------------------
  2002            2001            2000           1999           1998     2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
$  23.47         $ 27.99         $18.07         $18.48         $15.50   $22.87         $28.44         $18.30         $18.61
    0.31            0.37           0.33           0.28           0.26     0.57           0.73           0.51           0.54
    1.01           (2.25)         10.18           0.82           5.11     0.94          (2.32)         10.38           0.75
--------         -------         ------         ------         ------   ------         ------         ------         ------
    1.32           (1.88)         10.51           1.10           5.37     1.51          (1.59)         10.89           1.29
---------------------------------------------------------------------------------------------------------------------------
      --            0.42             --             --             --       --           0.00**           --             --
   (0.42)          (0.35)         (0.31)         (0.34)         (0.39)   (0.63)         (0.76)         (0.47)         (0.43)
   (0.21)          (2.29)         (0.28)         (1.17)         (2.00)   (0.21)         (3.22)         (0.28)         (1.17)
      --           (0.42)            --             --             --       --          (0.00)**          --             --
--------         -------         ------         ------         ------   ------         ------         ------         ------
   (0.63)          (3.06)         (0.59)         (1.51)         (2.39)   (0.84)         (3.98)         (0.75)         (1.60)
---------------------------------------------------------------------------------------------------------------------------
$  24.16         $ 23.47         $27.99         $18.07         $18.48   $23.54         $22.87         $28.44         $18.30
---------------------------------------------------------------------------------------------------------------------------
     5.8%           (5.8)%         58.9%           6.5%          37.1%     6.8%          (6.6)%         60.5%           7.5%
---------------------------------------------------------------------------------------------------------------------------
$112,633         $24,311         $7,302         $2,676         $1,379   $2,956         $2,719         $3,171         $1,976
     2.1%           2.1%            2.2%           2.4%           2.5%     1.1%           1.1%           1.2%           1.3%
     1.4%           1.8%            1.3%           1.9%           1.5%     2.4%           2.8%           2.3%           2.9%
      --            0.2%             --             --             --       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------

           Class I
--------  ---------
          Sept. 18,
            1997
           through
--------  March 31,
  2002      1998
--------  ---------
$  23.47   $17.96
    0.31     0.22
    1.01     2.14
--------   ------
    1.32     2.36
---------------------------------------------------------------------------------------------------------------------------
      --       --
   (0.42    (0.38)
   (0.21    (1.33)
      --       --
--------   ------
   (0.63    (1.71)
---------------------------------------------------------------------------------------------------------------------------
$  24.16   $18.61
---------------------------------------------------------------------------------------------------------------------------
     5.8     14.4%
---------------------------------------------------------------------------------------------------------------------------
$112,633   $1,838
     2.1      1.5%*
     1.4      2.4%*
      --       --
---------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

MARKET NEUTRAL FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                  Class A                                        Class B
                                         ----------------------------------------------------------      ------------------------
                                                                                                                        Sept. 11,
                                                                                                           Year           2000
                                                            Year Ended March 31,                           Ended         through
                                         ----------------------------------------------------------      March 31,      March 31,
                                           2002         2001         2000         1999        1998         2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  13.34      $ 13.00      $ 11.72      $11.91      $10.81       $ 13.78        $13.63
Income from investment operations:
 Net investment income                       0.36         0.51         0.41        0.32        0.50          0.28          0.14
 Net realized and unrealized gain
  (loss) on investments                      0.41         0.58         1.54        0.67        1.19          0.41          0.16
                                         --------      -------      -------      ------      ------       -------        ------
 Total from investment operations            0.77         1.09         1.95        0.99        1.69          0.69          0.30
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor              --         0.01           --          --          --            --          0.51
Less distributions:
 Dividends from net investment income       (0.37)       (0.51)       (0.41)      (0.32)      (0.55)        (0.29)        (0.14)
 Dividends from net realized capital
  gains                                     (0.02)       (0.24)       (0.26)      (0.86)      (0.04)        (0.02)        (0.01)
 Distributions from capital
  contributions                                --        (0.01)          --          --          --            --         (0.51)
                                         --------      -------      -------      ------      ------       -------        ------
 Total distributions                        (0.39)       (0.76)       (0.67)      (1.18)      (0.59)        (0.31)        (0.66)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period          $  13.72      $ 13.34      $ 13.00      $11.72      $11.91       $ 14.16        $13.78
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(c)                            5.8%         8.6%        17.1%        8.7%       15.7%          5.1%          6.0%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)         $306,524      $73,817      $14,224      $2,089      $1,123       $45,804        $2,108
 Ratio of net expenses to average net
  assets(b)                                   1.3%         1.5%         2.0%        2.1%        2.1%          2.1%          2.3%*
 Ratio of net investment income to
  average net assets                          3.1%         5.0%         3.9%        3.1%        3.9%          2.3%          4.3%*
 Decrease reflected in above expense
  ratio due to waiver and absorption of
  expenses by the advisor(d)                   --           --          2.9%        4.3%        4.1%           --            --
---------------------------------------------------------------------------------------------------------------------------------

                                                            Year Ended March 31,
                                         ----------------------------------------------------------
                                           2002         2001         2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     160.7%       264.9%       266.0%      192.9%      398.2%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) Includes 0.1%, 0.1%, 0.1%, 0.1%, and 0.1% for years 2002, 2001, 2000, 1999, and 1998 respectively, related to dividend expense on short positions.
(c) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2%, 7.8% and 9.1%, for Class A, Class B, Class C and Class I shares, respectively.
(d) Includes expenses associated with additional distribution in 2001 equivalent to .02% of average net assets for Class C.
*Annualized

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                          Class C                                Class I
                                                           --------------------------------------       -------------------------
                                                                                        Feb. 16,                         May 10,
                                                                                          2000            Year            2000
                                                            Year Ended March 31,         through          Ended          through
                                                           ----------------------       March 31,       March 31,       March 31,
                                                             2002          2001           2000            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  13.50       $ 13.01        $12.82          $ 13.25         $ 12.97
Income from investment operations:
 Net investment income                                         0.28          0.46          0.04             0.45            0.58
 Net realized and unrealized gain (loss) on investments        0.40          0.54          0.22             0.35            0.58
                                                           --------       -------        ------          -------         -------
 Total from investment operations                              0.68          1.00          0.26             0.80            1.16
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                                --          0.18            --               --              --
Less distributions:
 Dividends from net investment income                         (0.29)        (0.37)        (0.07)           (0.40)          (0.59)
 Dividends from net realized capital gains                    (0.02)        (0.14)           --            (0.02)          (0.29)
 Distributions from capital contributions                        --         (0.18)           --               --              --
                                                           --------       -------        ------          -------         -------
 Total distributions                                          (0.31)        (0.69)        (0.07)           (0.42)          (0.88)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period                            $  13.87       $ 13.50        $13.01          $ 13.63         $ 13.25
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(c)                                              5.1%          9.3%          2.0%             6.1%            9.1%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                           $160,940       $13,438        $  207          $31,177         $20,665
 Ratio of net expenses to average net assets(b)(d)              2.1%          2.3%          2.5%*            1.1%*           1.3%*
 Ratio of net investment income to average net assets           2.3%          4.3%          3.2%*            3.3%*           5.3%*
 Decrease reflected in above expense ratio due to waiver
  and absorption of expenses by the advisor                      --           0.3%          1.5%*             --              --
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) Includes 0.1%, 0.1%, 0.1%, 0.1%, and 0.1% for years 2002, 2001, 2000, 1999, and 1998 respectively, related to dividend expense on short positions.
(c) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 8.6%, 2.2%, 7.8% and 9.1%, for Class A, Class B, Class C and Class I shares, respectively.
(d) Includes expenses associated with additional distribution in 2001 equivalent to .02% of average net assets for Class C.
*   Annualized

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                              Class A                                           Class B
                                  ---------------------------------------------------------------      --------------------------
                                                                                                                       Sept. 11,
                                                                                                          Year            2000
                                                       Year Ended March 31,                              Ended          through
                                  ---------------------------------------------------------------      March 31,       March 31,
                                     2002           2001         2000         1999         1998           2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $    37.04      $  48.17      $ 23.51      $ 20.06      $ 17.04       $  39.45         $50.67
Income from investment
 operations:
 Net investment income                 (0.41)**      (0.27)**     (0.56)       (0.30)       (0.01)         (0.47)**       (0.31)**
 Net realized and unrealized
  gain (loss) on investments            1.01         (5.87)       28.35         3.75         8.53            .81         (10.02)
                                  ----------      --------      -------      -------      -------       --------         ------
 Total from investment
  operations                            0.60         (6.14)       27.79         3.45         8.52           0.34         (10.33)
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                                  --            --           --           --           --             --           3.77
Less distributions:
 Dividends from net investment
  income                                  --            --           --           --           --             --             --
 Dividends from net realized
  capital gains                           --         (4.99)       (3.13)          --        (5.32)            --          (0.89)
 Distributions paid from capital          --            --           --           --        (0.18)            --             --
 Distributions from capital
  contributions                           --            --           --           --           --             --          (3.77)
                                  ----------      --------      -------      -------      -------       --------         ------
 Total distributions                      --         (4.99)       (3.13)          --        (5.50)            --          (4.66)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period   $    37.64      $  37.04      $ 48.17      $ 23.51      $ 20.06       $  39.79         $39.45
---------------------------------------------------------------------------------------------------------------------------------
Total Return (a)(b)                      1.6%        (14.2)%      123.4%        17.2%        54.0%           0.9%         (13.0)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)  $1,027,091      $140,353      $40,102      $13,553      $10,374       $130,934         $7,158
 Ratio of net expenses to
  average net assets                     1.5%          1.5%         2.0%         2.0%         2.0%           2.3%           2.2%*
 Ratio of net investment income
  to average net assets                 (1.1)%        (0.7)%       (1.7)%       (1.6)%       (1.5)%         (1.9)%         (1.4)%*
 Decrease reflected in above
  expense ratio due to waiver
  and absorption of expenses by
  the advisor(c)                          --            --          0.4%         0.4%         0.3%            --            1.2%*
---------------------------------------------------------------------------------------------------------------------------------
                                                       Year Ended March 31,
                                  ---------------------------------------------------------------
                                     2002           2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 78.8%         90.9%       175.3%       184.3%       206.1%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -14.2%, -20.6%, -14.8%, and -13.9% for Class A, Class B, Class C and Class I shares, respectively.
(c) Includes expenses associated with additional distribution in March 2001 equivalent to 1.17%, .30% and .64% of average net assets for Class B, Class C and Class I shares, respectively.
* Annualized
**Net investment income allocated based on average shares method.

                               Class C                                                        Class I
---------------------------------------------------------------------   ---------------------------------------------------

                        Year Ended March 31,                                           Year Ended March 31,
---------------------------------------------------------------------   ---------------------------------------------------
  2002            2001            2000           1999           1998     2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
$  36.72         $ 47.16         $23.18         $19.85         $16.98   $38.83         $48.73         $23.71         $20.12
   (0.68)**        (0.56)**       (1.55)         (0.11)         (0.13)   (0.34)**       (0.18)**       (0.39)         (0.21)
    0.99           (5.82)         28.66           3.44           8.50     1.07          (6.10)         28.54           3.80
--------         -------         ------         ------         ------   ------         ------         ------         ------
    0.31           (6.38)         27.11           3.33           8.37     0.73          (6.28)         28.15           3.59
---------------------------------------------------------------------------------------------------------------------------
      --            0.61             --             --             --       --           1.04             --             --
      --              --             --             --          (5.32)      --             --             --             --
      --           (4.06)         (3.13)            --          (0.18)      --          (3.62)         (3.13)            --
      --              --             --             --             --       --             --             --             --
      --           (0.61)            --             --             --       --          (1.04)            --             --
--------         -------         ------         ------         ------   ------         ------         ------         ------
      --           (4.67)         (3.13)            --          (5.50)      --          (4.66)         (3.13)            --
---------------------------------------------------------------------------------------------------------------------------
$  37.03         $ 36.72         $47.16         $23.18         $19.85   $39.56         $38.83         $48.73         $23.71
---------------------------------------------------------------------------------------------------------------------------
     0.8%          (13.4)%        122.2%          16.8%          53.3%     1.9%         (11.6)%        123.9%          17.8%
---------------------------------------------------------------------------------------------------------------------------
$333,734         $52,463         $6,017         $  308         $   41   $7,424         $7,053         $4,011         $1,792
     2.3%            2.2%           2.5%           2.5%           2.5%     1.3%           1.2%           1.5%           1.5%
    (1.9)%          (1.4)%         (2.2)%         (2.1)%         (2.0)%   (0.9)%         (0.4)%         (1.2)%         (1.1)%
      --             0.3%           0.5%           0.5%           0.4%      --            0.6%           0.4%           0.3%
---------------------------------------------------------------------------------------------------------------------------

           Class I
--------  ---------
          Sept. 18,
            1997
           through
--------  March 31,
  2002      1998
--------  ---------
$  36.72   $24.32
   (0.68    (0.11)
    0.99     1.07
--------   ------
    0.31     0.96
---------------------------------------------------------------------------------------------------------------------------
      --       --
      --    (4.98)
      --    (0.18)
      --       --
      --       --
--------   ------
      --    (5.16)
---------------------------------------------------------------------------------------------------------------------------
$  37.03   $20.12
---------------------------------------------------------------------------------------------------------------------------
     0.8      6.4%
---------------------------------------------------------------------------------------------------------------------------
$333,734   $1,508
     2.3      1.5%*
    (1.9     (1.1)%*
      --      0.3%*
---------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GLOBAL CONVERTIBLE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                   Class A                                       Class B
                                          ---------------------------------------------------------      ------------------------
                                                                                                                        Sept. 11,
                                                                                                           Year           2000
                                                            Year Ended March 31,                           Ended         through
                                          ---------------------------------------------------------      March 31,      March 31,
                                           2002         2001         2000         1999        1998         2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  7.12      $  9.24      $  6.61      $ 6.56      $ 5.39       $ 7.58         $ 9.11
Income from investment operations:
 Net investment income                       0.18         0.15         0.05        0.02        0.17         0.20           0.26
 Net realized and unrealized gain (loss)
  on investments                            (0.15)       (1.12)        2.76        0.29        1.42        (0.21)         (1.31)
                                          -------      -------      -------      ------      ------       ------         ------
 Total from investment operations            0.03        (0.97)        2.81        0.31        1.59        (0.01)         (1.05)
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor              --         0.01           --          --          --           --           0.61
Less distributions:
 Dividends from net investment income       (0.23)       (0.47)       (0.04)      (0.13)      (0.28)       (0.20)         (0.38)
 Dividends from net realized capital
  gains                                     (0.03)       (0.68)       (0.14)      (0.13)      (0.14)       (0.03)         (0.10)
 Distributions from capital
  contributions                                --        (0.01)          --          --          --           --          (0.61)
                                          -------      -------      -------      ------      ------       ------         ------
 Total distributions                        (0.26)       (1.16)       (0.18)      (0.26)      (0.42)       (0.23)         (1.09)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period           $  6.89      $  7.12      $  9.24      $ 6.61      $ 6.56       $ 7.34         $ 7.58
---------------------------------------------------------------------------------------------------------------------------------
Total Return (a)(b)                           0.5%       (11.2)%       42.7%        5.1%       30.3%        (0.1)%         (4.6)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)          $12,611      $11,084      $11,520      $6,447      $5,678       $  648         $   28
 Ratio of net expenses to average net
  assets                                      1.8%         1.8%         2.0%        2.0%        2.0%         2.5%           2.5%*
 Ratio of net investment income to
  average net assets                          1.7%         1.7%         0.5%        1.3%        1.4%         1.0%           1.0%*
 Decrease reflected in above expense
  ratio due to waiver and absorption of
  expenses by the advisor(c)                  1.1%         1.1%         1.2%        1.2%        1.0%         1.2%           2.1%*
---------------------------------------------------------------------------------------------------------------------------------

                                                            Year Ended March 31,
                                          ---------------------------------------------------------
                                           2002         2001         2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      75.6%       111.4%        84.6%      106.3%       64.8%
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -11.3% -11.7% -11.9%, and -11.0% for Class A, Class B, Class C and Class I shares, respectively.
(c) Includes expenses associated with additional distribution in March 2001 equivalent to .99% and .26% of average net assets for Class B and Class C shares, respectively.
*Annualized

                             Class C                                                       Class I
------------------------------------------------------------------   ---------------------------------------------------

                       Year Ended March 31,                                         Year Ended March 31,
------------------------------------------------------------------   ---------------------------------------------------
 2002           2001           2000           1999           1998     2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
$ 7.19         $ 9.14         $ 6.57         $ 6.53         $ 5.37   $ 7.09         $ 9.24         $ 6.63         $ 6.56
  0.20           0.11           0.02           0.01           0.15     0.16           0.19           0.08           0.03
 (0.22)         (1.14)          2.73           0.27           1.41    (0.11)         (1.13)          2.72           0.31
------         ------         ------         ------         ------   ------         ------         ------         ------
 (0.02)         (1.03)          2.75           0.28           1.56     0.05          (0.94)          2.80           0.34
------------------------------------------------------------------------------------------------------------------------
    --           0.12             --             --             --       --           0.01             --             --
 (0.19)         (0.36)         (0.04)         (0.11)         (0.26)   (0.25)         (0.50)         (0.05)         (0.14)
 (0.03)         (0.56)         (0.14)         (0.13)         (0.14)   (0.03)         (0.71)         (0.14)         (0.13)
    --          (0.12)            --             --             --       --          (0.01)            --             --
------         ------         ------         ------         ------   ------         ------         ------         ------
 (0.22)         (1.04)         (0.18)         (0.24)         (0.40)   (0.28)         (1.22)         (0.19)         (0.27)
------------------------------------------------------------------------------------------------------------------------
$ 6.95         $ 7.19         $ 9.14         $ 6.57         $ 6.53   $ 6.86         $ 7.09         $ 9.24         $ 6.63
------------------------------------------------------------------------------------------------------------------------
  (0.3)%        (10.4)%         42.0%           4.6%          29.8%     0.8%         (10.9)%         42.5%           5.6%
------------------------------------------------------------------------------------------------------------------------
$4,301         $2,477         $1,409         $  729         $  671   $  633         $  621         $  689         $  484
   2.5%           2.5%           2.5%           2.5%           2.5%     1.5%           1.5%           1.5%           1.5%
   1.0%           1.0%           0.0%           0.8%           0.9%     2.0%           2.0%           1.0%           1.8%
   1.2%           1.4%           1.5%           1.5%           1.2%     1.2%           1.1%           0.9%           0.9%
------------------------------------------------------------------------------------------------------------------------

         Class I
------  ----------
        Sept. 18,
           1997
         through
------  March 31,
 2002      1998
------  ----------
$ 7.19    $ 6.18
  0.20      0.07
 (0.22      0.58
------    ------
 (0.02      0.65
------------------------------------------------------------------------------------------------------------------------
    --        --
 (0.19     (0.17)
 (0.03     (0.10)
    --        --
------    ------
 (0.22     (0.27)
------------------------------------------------------------------------------------------------------------------------
$ 6.95    $ 6.56
------------------------------------------------------------------------------------------------------------------------
  (0.3      10.9%
------------------------------------------------------------------------------------------------------------------------
$4,301    $  458
   2.5       1.5%*
   1.0       1.9%*
   1.2       1.2%*
------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS HIGH YIELD FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                              Class A                      Class B                   Class C             Class I
                                   -----------------------------    ----------------------    ----------------------    ---------
                                                        Aug. 1,                  Dec. 21,                  Dec. 21,     March 1,
                                      Year Ended         1999         Year         2000         Year         2000         2002
                                      March 31,         through       Ended       through       Ended       through      through
                                   ----------------    March 31,    March 31,    March 31,    March 31,    March 31,    March 31,
                                    2002      2001       2000         2002         2001         2002         2001         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $ 9.55    $ 9.53     $10.00       $ 9.77       $ 9.39       $ 9.74       $ 9.39       $ 9.67
Income from investment
 operations:
 Net investment income               0.54      0.64       0.33         0.47         0.07         0.46         0.18         0.06
 Net realized and unrealized gain
  (loss) on investments              0.29      0.02      (0.48)        0.31         0.38         0.33         0.35         0.20
                                   ------    ------     ------       ------       ------       ------       ------       ------
 Total from investment operations    0.83      0.66      (0.15)        0.78         0.45         0.79         0.53         0.26
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor      --      0.00**       --           --         0.23           --         0.15           --
Less distributions:
 Dividends from net investment
  income                            (0.53)    (0.64)     (0.32)       (0.48)       (0.07)       (0.49)       (0.18)       (0.09)
 Distributions from capital
  contributions                        --     (0.00)**      --           --        (0.23)          --        (0.15)          --
                                   ------    ------     ------       ------       ------       ------       ------       ------
 Total distributions                (0.53)    (0.64)     (0.32)       (0.48)       (0.30)       (0.49)       (0.33)       (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period    $ 9.85    $ 9.55     $ 9.53       $10.07       $ 9.77       $10.04       $ 9.74       $ 9.84
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                    9.0%      7.1%      (1.5)%        8.3%         7.3%         8.4%         7.2%         2.7%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)   $7,023    $2,243     $  728       $2,014       $   40       $3,636       $   11       $    1
 Ratio of net expenses to average
  net assets                          1.8%      1.8%       2.0%*        2.5%         2.5%*        2.5%         2.5%*        1.5%*
 Ratio of net investment income
  to average net assets               6.3%      7.6%       5.9%*        5.6%         6.8%*        5.6%         6.8%*        6.6%*
 Decrease reflected in above
  expense ratio due to waiver and
  absorption of expenses by the
  advisor(c)                          4.0%     10.6%      11.1%*        4.0%        10.6%*        4.0%        10.6%*        4.0%*
---------------------------------------------------------------------------------------------------------------------------------
                                                        Aug 1,
                                      Year Ended         1999
                                      March 31,         Through
                                   ----------------    March 31,
                                    2002      2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              36.7%     19.7%       1.6%*
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been 7.1%, 4.8% and 5.6% for Class A, Class B and Class C shares, respectively.
(c) Includes expenses associated with additional distribution in March 2001 equivalent to .03%, of average net assets for Class A.
* Annualized
**Amounts are less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS

CONVERTIBLE TECHNOLOGY FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                 Class A                   Class B                   Class C             Class I
                                          ----------------------    ----------------------    ----------------------    ---------
                                                       Aug. 24,                  Aug. 24,                  Aug. 24,     March 1,
                                            Year         2000         Year         2000         Year         2000         2002
                                            Ended       through       Ended       through       Ended       through      through
                                          March 31,    March 31,    March 31,    March 31,    March 31,    March 31,    March 31,
                                            2002         2001         2002         2001         2002         2001         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 7.06       $10.00       $ 7.04       $10.00       $ 7.07       $10.00       $ 6.76
Income from investment operations:
 Net investment income                       0.19         0.12         0.13         0.10         0.14         0.10         0.02
 Net realized and unrealized gain (loss)
  on investments                            (0.16)       (2.94)       (0.14)       (2.96)       (0.15)       (2.94)        0.15
                                           ------       ------       ------       ------       ------       ------       ------
   Total from investment operations          0.03        (2.82)       (0.01)       (2.86)       (0.01)       (2.84)        0.17
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor              --         0.01           --           --           --       0.00**           --
Less distributions:
 Dividends from net investment income       (0.19)       (0.12)       (0.14)       (0.10)       (0.14)       (0.09)       (0.04)
 Dividends from net realized capital
  gains                                        --           --           --           --           --           --
 Distributions from capital
  contributions                                --        (0.01)          --           --           --        (0.00)**        --
                                           ------       ------       ------       ------       ------       ------       ------
   Total distributions                      (0.19)       (0.13)       (0.14)       (0.10)       (0.14)       (0.09)       (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period            $ 6.90       $ 7.06       $ 6.89       $ 7.04       $ 6.92       $ 7.07       $ 6.89
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                            0.5%       (28.3)%       (0.1)%      (28.7)%       (0.1)%      (28.4)%        2.5%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)           $2,019       $1,610       $  804       $  546       $  898       $  608       $    1
 Ratio of net expenses to average net
  assets                                      1.8%         1.8%*        2.5%         2.5%*        2.5%         2.5%*        1.5%*
 Ratio of net investment income to
  average net assets                          2.8%         2.9%*        2.0%         2.2%*        2.0%         2.2%*        3.0%*
 Decrease reflected in above expense
  ratio due to waiver and absorption of
  expenses by the advisor                     4.9%        10.0%*        4.9%        10.0%*        4.9%        10.0%*        4.9%*
---------------------------------------------------------------------------------------------------------------------------------
                                            Year        Period
                                            Ended        Ended
                                          March 31,    March 31,
                                            2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      33.8%        59.7%*
---------------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In March 2001, the Fund's total return includes the capital contribution by the Advisor. Excluding this item, total return would have been -28.3, -28.7% and -28.4% for Class A, Class B and Class C shares, respectively.
*Annualized
**Amounts are less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS

MID CAP VALUE FUND

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                 Class A          Class B          Class C          Class I
                                                                ----------       ----------       ----------       ---------
                                                                January 2,       January 2,       January 2,       March 1,
                                                                   2002             2002             2002            2002
                                                                 through          through          through          through
                                                                March 31,        March 31,        March 31,        March 31,
                                                                   2002             2002             2002            2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.00           $10.00           $10.00          $ 9.83
Income from investment operations:
 Net investment income                                                --            (0.01)           (0.01)             --
 Net realized and unrealized gain (loss) on investments            (0.11)           (0.12)           (0.11)           0.07
                                                                  ------           ------           ------          ------
   Total from investment operations                                (0.11)           (0.13)           (0.12)           0.07
----------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                                     --               --               --              --
Less distributions:
 Dividends from net investment income                                 --               --               --              --
 Dividends from net realized capital gains                            --               --               --
 Distributions from capital contributions                             --               --               --              --
                                                                  ------           ------           ------          ------
   Total distributions                                                --               --               --              --
----------------------------------------------------------------------------------------------------------------------------
Net assets value, end of period                                   $ 9.89           $ 9.87           $ 9.88          $ 9.90
----------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                     (1.1)%           (1.3)%           (1.2)%           0.7%
----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                                  $1,130           $   55           $   65          $    1
 Ratio of net expenses to average net assets*                        1.8%             2.5%             2.5%            1.5%
 Ratio of net investment income to average net assets*              (0.3)%           (1.0)%           (1.0)%          (0.0)%
 Decrease reflected in above expense ratio due to waiver and
  absorption of expenses by the advisor*                            30.5%            30.5%            30.5%           30.5%
----------------------------------------------------------------------------------------------------------------------------
                                                                  Period
                                                                  Ended
                                                                March 31,
                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate*                                             0.0%
----------------------------------------------------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
*Annualized

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.823.7386

    TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISOR
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    TRANSFER AGENT
    US Bancorp Fund Services, LLC
    615 E. Michigan St. 3rd floor
    Milwaukee, WI 53202

    INDEPENDENT AUDITORS
    Ernst & Young LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd

    Chicago, IL

For the year ended March 31, 2002, 52.1%, 68.8%, 21.8%, 31.6%, 22.0%, and 37.7%
of the dividends paid from net investment income, including short-term gains, qualifies for the dividends received deduction available to corporate shareholders of the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Global Convertible Fund, High Yield Fund, and Convertible Technology Fund, respectively.

CALAMOS INVESTMENT TRUST

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after June 30, 2002, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos Asset Management, Inc. only through March 31, 2002. The manager's views are subject to
change at any time based on market and other conditions.                    1265